UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg
Stradley Ronon Stevens & Young
191 North Wacker Dr., Suite 1601
Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (98.66%)
Consumer Discretionary (15.37%)
Amazon.com Inc. (a)	500	$418,655
AutoZone Inc. (a)	500	384,170
CBS Corp. Class B	5,700	312,018
Comcast Corp. Class A	17,200	1,141,048
Darden Restaurants Inc.	4,700	288,204
Dollar General Corp.	3,600	251,964
Foot Locker Inc.	5,200	352,144
Home Depot Inc., The	8,400	1,080,912
L Brands Inc.	4,000	283,080
Lear Corp.	2,800	339,416
Lowe’s Companies Inc.	4,800	346,608
Michael Kors Holdings Ltd. (a)	7,400	346,246
Mohawk Industries Inc. (a)	1,500	300,510
Netflix Inc. (a)	3,200	315,360
NIKE Inc. Class B	5,100	268,515
Omnicom Group Inc.	3,800	323,000
O’Reilly Automotive Inc. (a)	2,600	728,286
Scripps Networks Interactive Class A	4,400	279,356
Skechers U.S.A. Inc. Class A (a)	10,000	229,000
Time Warner Inc.	8,300	660,763
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,700	404,566
Under Armour Inc. Class A (a)	5,800	224,344
Under Armour Inc. Class C (a)	5,841	197,776
VF Corp.	9,600	538,080

		10,014,021

Consumer Staples (11.47%)
Clorox Co., The	2,400	300,432
Colgate-Palmolive Co.	14,300	1,060,202
Constellation Brands Inc. Class A	2,900	482,821
CVS Health Corp.	6,700	596,233
Dr Pepper Snapple Group Inc.	7,000	639,170
Estee Lauder Companies Inc. Class A, The	1,700	150,552
General Mills Inc.	7,400	472,712
Hormel Foods Corp.	14,400	546,192
Kellogg Co.	4,100	317,627
Kroger Co., The	13,000	385,840
McCormick & Company Inc.	6,500	649,480
PepsiCo Inc.	10,100	1,098,577
Sysco Corp.	8,800	431,288
Tyson Foods Inc. Class A	4,600	343,482

		7,474,608

Energy (6.03%)
Chevron Corp.	6,400	658,688
Continental Resources Inc. (a)	5,100	264,996
EOG Resources Inc.	7,400	715,654
EQT Corp.	3,800	275,956
Exxon Mobil Corp.	9,300	811,704
ONEOK Inc.	6,700	344,313
Schlumberger Ltd.	6,200	487,568
Tesoro Corp.	4,600	365,976

		3,924,855

	Shares	Value
Common Stocks (Cont.)
Financials (9.82%)
Allstate Corp., The	9,500	$657,210
Ally Financial Inc.	15,700	305,679
American International Group Inc.	12,300	729,882
Bank of America Corp.	46,600	729,290
Chubb Ltd.	5,200	653,380
Intercontinental Exchange Inc.	2,300	619,528
JPMorgan Chase & Co.	15,700	1,045,463
Reinsurance Group of America Inc.	3,700	399,378
Santander Consumer USA Holdings Inc. (a)	26,800	325,888
Wells Fargo & Co.	21,000	929,880

		6,395,578

Health Care (14.87%)
Abbott Laboratories	21,300	900,777
Aetna Inc.	8,400	969,780
Align Technology Inc. (a)	3,800	356,250
Becton, Dickinson and Co.	3,800	682,974
Cardinal Health Inc.	4,300	334,110
Cigna Corp.	5,000	651,600
Danaher Corp.	4,100	321,399
DexCom Inc. (a)	3,900	341,874
Edwards Lifesciences Corp. (a)	6,200	747,472
Gilead Sciences Inc.	4,600	363,952
HCA Holdings Inc. (a)	5,100	385,713
Henry Schein Inc. (a)	2,000	325,960
IDEXX Laboratories Inc. (a)	3,400	383,282
Intuitive Surgical Inc. (a)	400	289,932
Johnson & Johnson	11,000	1,299,430
McKesson Corp.	1,800	300,150
Mettler-Toledo International Inc. (a)	900	377,847
United Therapeutics Corp. (a)	2,200	259,776
UnitedHealth Group Inc.	2,800	392,000

		9,684,278

Industrials (11.26%)
American Airlines Group Inc.	7,100	259,931
Boeing Co., The	4,500	592,830
Delta Air Lines Inc.	7,800	307,008
Equifax Inc.	3,000	403,740
FedEx Corp.	3,100	541,508
General Dynamics Corp.	4,300	667,188
Honeywell International Inc.	5,800	676,222
Huntington Ingalls Industries Inc.	2,000	306,840
Illinois Tool Works Inc.	3,500	419,440
Lockheed Martin Corp.	1,900	455,468
Raytheon Co.	2,700	367,551
Southwest Airlines Co.	13,300	517,237
Spirit AeroSystems Holdings Class A (a)	6,500	289,510
Union Pacific Corp.	7,000	682,710
United Continental Holdings Inc. (a)	10,000	524,700
United Rentals Inc. (a)	4,100	321,809

		7,333,692

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (21.39%)
Accenture PLC Class A	3,300	$403,162
Alliance Data Systems Corp. (a)	2,900	622,137
Alphabet Inc. Class C (a)	500	388,645
Amdocs Ltd.	11,300	653,705
Applied Materials Inc.	21,700	654,255
Automatic Data Processing Inc.	4,200	370,440
Booz Allen Hamilton Holding Corp.	21,686	685,494
Broadridge Financial Solutions Inc.	5,800	393,182
Cadence Design Systems Inc. (a)	16,600	423,798
CDW Corp. of Delaware	9,400	429,862
DST Systems Inc.	5,450	642,664
Electronic Arts Inc. (a)	7,100	606,340
Facebook Inc. Class A (a)	5,300	679,831
Fiserv Inc. (a)	4,800	477,456
Global Payments Inc.	5,400	414,504
Juniper Networks Inc.	11,900	286,314
Lam Research Corp.	4,400	416,724
Micron Technology Inc. (a)	26,700	474,726
Microsoft Corp.	11,900	685,440
NVIDIA Corp.	10,700	733,164
Oracle Corp.	16,000	628,480
PayPal Holdings Inc. (a)	16,400	671,908
QUALCOMM Inc.	6,200	424,700
Skyworks Solutions Inc.	6,100	464,454
Texas Instruments Inc.	14,100	989,538
Total System Services Inc.	6,600	311,190

		13,932,113

Materials (1.50%)
Dow Chemical Co., The	6,100	316,163
Sherwin-Williams Co., The	2,400	663,984

		980,147

Real Estate (3.97%)
Digital Realty Trust Inc.	2,900	281,648
Equinix Inc.	900	324,225
Equity LifeStyle Properties Inc.	4,200	324,156
Public Storage	4,000	892,560
Simon Property Group Inc.	3,700	765,937

		2,588,526

Telecommunication Services (1.03%)
Verizon Communications Inc.	12,900	670,542

Utilities (1.95%)
NextEra Energy Inc.	5,100	623,832
WEC Energy Group Inc.	10,800	646,704

		1,270,536

Total Common Stocks
(cost $56,715,547)		64,268,896

	Shares	Value
Short-term Investments (2.01%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,310,833	$1,310,833

Total Short-term Investments
(cost $ 1,310,833)		1,310,833

TOTAL INVESTMENTS (100.67%)
(cost $ 58,026,380)		65,579,729
LIABILITIES, NET OF OTHER ASSETS (-0.67%)		(435,548)

NET ASSETS (100.00%)		$65,144,181

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.51%)
Consumer Discretionary (10.44%)
American Axle & Manufacturing Holdings Inc. (a)	20,000	$344,400
Brunswick Corp.	6,230	303,899
Burlington Stores Inc. (a)	3,710	300,584
Carter’s Inc.	2,510	217,642
Coach Inc.	7,230	264,329
Cooper-Standard Holding Inc. (a)	4,300	424,840
Dollar Tree Inc. (a)	4,990	393,861
Helen of Troy Ltd. (a)	2,710	233,521
Lennar Corp. Class A	9,470	400,960
LGI Homes Inc. (a)	13,100	482,604
Live Nation Entertainment Inc. (a)	9,560	262,709
Mohawk Industries Inc. (a)	3,780	757,285
Newell Brands Inc.	9,250	487,105
Sportsman’s Warehouse Holdings Inc. (a)	24,500	257,740
Stage Stores Inc.	16,300	91,443
Thor Industries Inc.	4,010	339,647
Time Inc.	19,200	278,016
Tractor Supply Co.	5,400	363,690
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,450	345,071

		6,549,346

Consumer Staples (6.49%)
Casey’s General Stores Inc.	4,170	501,026
Central Garden & Pet Co. Class A (a)	22,700	562,960
Constellation Brands Inc. Class A	1,100	183,139
Lancaster Colony Corp.	2,300	303,807
Omega Protein Corp. (a)	17,000	397,290
Pinnacle Foods Inc.	10,200	511,734
Sanderson Farms Inc.	4,600	443,118
Snyder’s-Lance Inc.	11,950	401,280
Spectrum Brands Holdings Inc.	2,720	374,517
SUPERVALU Inc. (a)	79,400	396,206

		4,075,077

Energy (5.47%)
Alon USA Energy Inc.	20,100	162,006
Concho Resources Inc. (a)	2,620	359,857
Continental Resources Inc. (a)	2,010	104,440
Devon Energy Corp.	11,660	514,323
Diamondback Energy Inc. (a)	3,560	343,682
Newfield Exploration Co. (a)	17,300	751,858
Renewable Energy Group Inc. (a)	30,600	259,182
Scorpio Tankers Inc.	56,600	262,058
Ship Finance International Ltd.	21,400	315,222
Western Refining Inc.	13,500	357,210

		3,429,838

Financials (19.15%)
American Equity Investment Life Holding Co.	23,200	411,336
Argo Group International Holdings Ltd.	7,040	397,197

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Banco Latinoamericano de Comercio Exterior SA	11,400	$321,252
Bank of the Ozarks Inc.	10,000	384,000
Beneficial Bancorp Inc.	22,100	325,091
Capital Bank Financial Corp. Class A	10,200	327,522
Capitol Federal Financial Inc.	25,400	357,378
Chemical Financial Corp.	10,631	469,146
Clifton Bancorp Inc.	24,200	370,018
Customers Bancorp Inc. (a)	12,200	306,952
FCB Financial Holdings Inc. Class A (a)	10,500	403,515
First BanCorp (a)	50,000	260,000
First Republic Bank	3,010	232,101
FirstCash Inc.	10,416	490,385
Impac Mortgage Holdings Inc. (a)	15,800	208,402
Intercontinental Exchange Inc.	1,590	428,282
Investors Bancorp Inc.	29,500	354,295
Kearny Financial Corp.	23,900	325,279
Ladder Capital Corp.	23,158	306,612
National Western Life Group Inc. Class A	1,500	308,055
Navigators Group Inc., The	4,500	436,140
Nelnet Inc. Class A	9,100	367,367
Northwest Bancshares Inc.	29,300	460,303
Old Republic International Corp.	14,440	254,433
OneBeacon Insurance Group Ltd. Class A	26,200	374,136
PrivateBancorp Inc.	7,800	358,176
Progressive Corp., The	5,570	175,455
Provident Financial Services Inc.	15,300	324,819
Safety Insurance Group Inc.	5,200	349,544
Selective Insurance Group Inc.	14,000	558,040
Signature Bank (a)	2,580	305,601
Synovus Financial Corp.	8,550	278,132
Webster Financial Corp.	8,300	315,483
Western Alliance Bancorp (a)	12,600	473,004

		12,017,451

Health Care (7.32%)
Acadia Healthcare Company Inc. (a)	5,300	262,615
Akorn Inc. (a)	12,310	335,570
Amedisys Inc. (a)	7,400	351,056
Boston Scientific Corp. (a)	12,690	302,022
Dentsply Sirona Inc.	3,870	229,994
Envision Healthcare Holdings (a)	7,070	157,449
LHC Group Inc. (a)	6,700	247,096
MEDNAX Inc. (a)	4,510	298,788
NuVasive Inc. (a)	6,320	421,291
Owens & Minor Inc.	9,100	316,043
PDL BioPharma Inc.	61,400	205,690
Perrigo Co. PLC	1,520	140,342
PRA Health Sciences Inc. (a)	3,120	176,311
Teleflex Inc.	1,380	231,909
Triple-S Management Corp. Class B (a)	15,900	348,687
Universal Health Services Inc. Class B	3,010	370,892

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (cont.)
VCA Inc. (a)	2,800	$195,944

		4,591,699

Industrials (13.80%)
A.O. Smith Corp.	5,690	562,115
ABM Industries Inc.	10,100	400,970
Acco Brands Corp. (a)	34,200	329,688
Acuity Brands Inc.	780	206,388
AMETEK Inc.	4,320	206,410
Astec Industries Inc.	5,500	329,285
Atlas Air Worldwide Holdings Inc. (a)	6,700	286,894
Comfort Systems USA Inc.	10,400	304,824
Dycom Industries Inc. (a)	1,040	85,051
Fortive Corp.	2,900	147,610
General Cable Corp.	13,100	196,238
Gibraltar Industries Inc. (a)	4,600	170,890
Global Brass & Copper Holdings Inc.	18,600	537,354
Insteel Industries Inc.	10,600	384,144
JetBlue Airways Corp. (a)	19,400	334,456
Kratos Defense & Security Solutions Inc. (a)	42,800	294,892
Middleby Corp., The (a)	4,390	542,692
Mistras Group Inc. (a)	12,200	286,334
Oshkosh Corp.	6,090	341,040
Quanta Services Inc. (a)	10,170	284,658
Rush Enterprises Inc. Class A (a)	6,800	166,464
SkyWest Inc.	29,200	771,172
Snap-on Inc.	2,280	346,469
Supreme Industries Inc. Class A	17,300	333,890
Tetra Tech Inc.	9,060	321,358
Textainer Group Holdings Ltd.	18,100	135,569
UniFirst Corp.	2,700	356,022

		8,662,877

Information Technology (15.61%)
Advanced Micro Devices Inc. (a)	65,400	451,914
Benchmark Electronics Inc. (a)	13,400	334,330
Broadcom Ltd.	830	143,192
Cadence Design Systems Inc. (a)	12,780	326,273
CoStar Group Inc. (a)	2,310	500,184
Eastman Kodak Co. (a)	9,800	147,000
Euronet Worldwide Inc. (a)	4,800	392,784
Extreme Networks Inc. (a)	91,900	412,631
FleetCor Technologies Inc. (a)	870	151,145
Fortinet Inc. (a)	8,650	319,444
Gartner Inc. (a)	1,860	164,517
Lam Research Corp.	2,080	196,997
MACOM Technology Solutions Holdings Inc. (a)	8,640	365,818
Marvell Technology Group Ltd.	22,650	300,566
MAXIMUS Inc.	4,890	276,578
Microsemi Corp. (a)	8,000	335,840
NETGEAR Inc. (a)	7,000	423,430
NXP Semiconductors NV (a)	3,510	358,055
ON Semiconductor Corp. (a)	35,680	439,578
Palo Alto Networks Inc. (a)	2,310	368,052

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
Sanmina Corp. (a)	20,400	$580,788
Silver Spring Networks Inc. (a)	23,300	330,394
Skyworks Solutions Inc.	4,910	373,847
Tech Data Corp. (a)	3,800	321,898
Total System Services Inc.	7,700	363,055
TTM Technologies Inc. (a)	45,100	516,395
Tyler Technologies Inc. (a)	3,130	535,950
Vishay Intertechnology Inc.	26,100	367,749

		9,798,404

Materials (6.79%)
American Vanguard Corp.	22,100	354,926
Axalta Coating Systems Ltd. (a)	8,690	245,666
Cliffs Natural Resources Inc. (a)	53,700	314,145
Eagle Materials Inc.	7,890	609,897
Innospec Inc.	7,000	425,670
Rayonier Advanced Materials Inc.	29,900	399,763
Schnitzer Steel Industries Inc. Class A	18,300	382,470
Sherwin-Williams Co., The	830	229,628
Stepan Co.	5,300	385,098
Vulcan Materials Co.	8,050	915,526

		4,262,789

Real Estate (6.46%)
Brixmor Property Group Inc.	26,370	732,822
Colony Starwood Homes	13,100	375,970
Equinix Inc.	1,870	673,668
Extra Space Storage Inc.	5,010	397,844
Farmland Partners Inc.	9,400	105,280
Healthcare Realty Trust Inc.	13,500	459,810
Healthcare Trust of America Inc. Class A	6,250	203,875
Hudson Pacific Properties Inc.	10,900	358,283
Prologis Inc.	7,870	421,360
Summit Hotel Properties Inc.	24,800	326,368

		4,055,280

Telecommunication Services (1.23%)
ATN International Inc.	4,200	273,168
Windstream Holdings Inc.	49,800	500,490

		773,658

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (4.75%)
American Water Works Co. Inc.	4,720	$353,245
Edison International	3,840	277,440
MDU Resources Group Inc.	17,680	449,779
Middlesex Water Co.	10,500	370,020
Otter Tail Corp.	10,500	363,195
Spire Inc.	6,400	407,936
Talen Energy Corp. (a)	29,600	409,960
WGL Holdings Inc.	5,600	351,120

		2,982,695

Total Common Stocks
(cost $57,485,625)		61,199,114

Short-term Investments (2.98%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,866,828	1,866,828

Total Short-term Investments
(cost $1,866,828)		1,866,828

TOTAL INVESTMENTS (100.49%)
(cost $59,352,453)		63,065,942
LIABILITIES, NET OF OTHER ASSETS (-0.49%)		(306,536)

NET ASSETS (100.00%)		$62,759,406

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (a) (95.96%)
Argentina (0.55%)
MercadoLibre Inc.	1,333	$246,565

Australia (2.84%)
Domino’s Pizza Enterprises Ltd.	12,841	695,752
REA Group Ltd.	13,418	583,615

		1,279,367

Austria (0.62%)
Erste Group Bank AG	9,441	279,564

Belgium (2.19%)
Anheuser-Busch InBev SA/NV	7,490	984,993

Brazil (0.13%)
Ambev SA	4,900	29,863
Ambev SA ADR	4,880	29,719

		59,582

Canada (5.58%)
Barrick Gold Corp.	5,434	96,290
Constellation Software Inc.	1,534	691,519
Dollarama Inc.	8,974	700,642
Element Financial Corp.	82,130	1,027,916

		2,516,367

China (5.13%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	14,955	1,582,089
Ctrip.com International Ltd. ADR (b)	15,691	730,730

		2,312,819

Colombia (1.34%)
Bancolombia SA Sponsored ADR	6,623	258,562
Cementos Argos SA	37,802	150,508
Grupo Argos SA	8,306	53,638
Grupo Aval Acciones y Valores SA ADR	4,774	42,154
Grupo de Inversiones Suramericana	7,480	97,595

		602,457

Denmark (1.17%)
Novo Nordisk A/S Class B	12,614	525,735

France (8.12%)
AXA SA	15,227	323,758
Cie Generale des Etablissements Michelin Class B	3,863	427,769
Essilor International SA	4,289	553,261
Hermes International	74	30,126
JC Decaux SA	5,908	191,033
L’Oreal SA	2,114	399,566
Pernod Ricard SA	3,934	465,920
Schneider Electric SE (Paris)	5,450	379,123
Unibail-Rodamco SE (Amsterdam)	1,845	497,472
Unibail-Rodamco SE (Paris)	87	23,456

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vivendi	18,204	$367,401

		3,658,885

Germany (7.16%)
Allianz SE Reg.	2,188	325,159
Bayer AG Reg.	3,240	325,394
Fresenius SE & Co. KGaA	4,251	339,576
Linde AG	2,442	414,946
SAP SE	4,273	390,776
Scout24 AG (b) (c)	14,419	485,674
Wirecard AG	18,153	942,998

		3,224,523

Hong Kong (3.92%)
AIA Group Ltd.	72,000	484,181
MGM China Holdings Ltd.	6,000	10,492
Tencent Holdings Ltd.	45,800	1,273,332

		1,768,005

India (1.99%)
HDFC Bank Ltd. ADR	12,480	897,187

Ireland (4.52%)
Allergan PLC (b)	1,933	445,189
Medtronic PLC	10,389	897,610
Ryanair Holdings PLC SP ADR	9,233	692,752

		2,035,551

Italy (1.14%)
Yoox Net-A-Porter Group SpA (b)	16,575	513,699

Japan (9.40%)
Dentsu Inc.	5,200	264,668
Fanuc Corp.	2,000	337,831
Hoya Corp.	5,300	213,207
Japan Tobacco Inc.	8,100	331,575
Kusuri No Aoki Co. Ltd.	11,500	588,327
MISUMI Group Inc.	37,600	706,605
NEXT Co. Ltd.	72,500	597,631
SMC Corp.	900	259,859
START TODAY Co. Ltd.	27,600	474,904
Tokio Marine Holdings Inc.	12,000	460,200

		4,234,807

Malaysia (0.07%)
Genting Berhad	12,600	24,187
Genting BHD Warrants (b)	21,382	7,238

		31,425

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (6.11%)
ASML Holding NV	13,830	$1,515,641
Heineken NV	5,375	472,469
InterXion Holding NV (b)	15,600	565,032
Mobileye NV (b)	4,668	198,717

		2,751,859

South Korea (1.00%)
LG Household & Health Care Ltd.	516	449,047

Spain (2.24%)
Aena SA (c)	4,773	704,542
Banco Bilbao Vizcaya Argentaria SA	50,502	305,565

		1,010,107

Sweden (1.67%)
Atlas Copco AB Class A	16,275	489,951
Investor AB B Shares	7,134	260,853

		750,804

Switzerland (6.03%)
Compagnie Financiere Richemont SA Reg.	5,033	306,950
LafargeHolcim Ltd. Reg.	4,621	250,297
Nestle SA Reg.	7,397	584,097
Novartis AG Reg.	5,637	444,874
Roche Holding AG	2,503	621,992
Swatch Group AG, The	595	168,674
UBS Group AG	24,999	341,498

		2,718,382

United Kingdom (14.49%)
British Land Company PLC	13,997	114,648
Diageo PLC	15,984	457,839
Domino’s Pizza Group PLC	149,530	723,910
Great Portland Estates PLC	6,936	56,879
Indivior PLC	23,405	93,078
Land Securities Group PLC	9,010	123,471
Liberty Global PLC Class A (b)	3,434	117,374
Liberty Global PLC LiLAC A (b)	324	8,939
Liberty Global PLC LiLAC C (b)	383	10,743
Liberty Global PLC Series C (b)	3,076	101,631
Lloyds Banking Group PLC	488,107	344,855
Nielsen Holdings PLC	12,296	658,697
Paysafe Group PLC (b)	77,620	448,404
Reckitt Benckiser Group PLC	10,836	1,020,153
Rolls-Royce Holdings PLC	45,636	425,770
Shire PLC	20,321	1,314,019
Standard Chartered PLC (b)	48,414	393,981
Weir Group PLC, The	5,100	112,328

		6,526,719

United States (8.55%)
Facebook Inc. Class A (b)	7,388	947,659
Freeport-McMoRan Inc.	12,509	135,848
Las Vegas Sands Corp.	20,192	1,161,848

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
MasterCard Inc. Class A	4,764	$484,832
Schlumberger Ltd.	7,579	596,013
Wynn Resorts Ltd.	5,420	528,016

		3,854,216

Total Common Stocks
(cost $38,550,364)		43,232,665

Preferred Stocks (a) (1.11%)
Colombia (0.05%)
Grupo de Inversiones Suramericana, 0.00%	1,669	21,590

Germany (1.06%)
Sartorius AG, 0.00%	5,715	476,100

Total Preferred Stocks
(cost $470,937)		497,690

Short-term Investments (2.59%)
State Street Institutional U.S. Government Money Market Fund Premier Class	1,168,881	1,168,881

Total Short-term Investments
(cost $1,168,881)		1,168,881

TOTAL INVESTMENTS (99.66%)
(cost $40,190,182)		44,899,236
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.34%)		152,516

NET ASSETS (100.00%)		$45,051,752

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of these securities amounted to $1,190,216 or 2.64% of net assets.

ADR – American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$12,603,077	28.07
Euro	12,135,981	27.03
British Pound	5,629,335	12.54
Japanese Yen	4,234,807	9.43
Swiss Franc	2,718,382	6.05
Canadian Dollar	2,420,077	5.39
Hong Kong Dollar	1,768,005	3.94
Australian Dollar	1,279,367	2.85
Swedish Krona	750,804	1.67
Danish Krone	525,735	1.17
South Korean Won	449,047	1.00
Colombian Peso	323,331	0.72
Malaysian Ringgit	31,425	0.07
Brazilian Real	29,863	0.07

Total Investments	$44,899,236	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$9,773,238	21.69
Consumer Discretionary	8,747,972	19.42
Health Care	6,250,035	13.87
Financials	5,864,618	13.02
Consumer Staples	5,813,568	12.91
Industrials	4,767,458	10.58
Materials	1,101,527	2.45
Real Estate	815,926	1.81
Energy	596,013	1.32

Total Stocks	43,730,355	97.07
Short-term Investments	1,168,881	2.59
Cash and Other Assets, Net of Liabilities	152,516	0.34

Net Assets	$45,051,752	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (99.32%)
Consumer Discretionary (12.45%)
Advance Auto Parts Inc.	2,404	$358,484
Amazon.com Inc. (a)	12,840	10,751,060
AutoNation Inc. (a)	2,166	105,506
AutoZone Inc. (a)	954	732,996
Bed Bath & Beyond Inc.	5,028	216,757
Best Buy Co. Inc.	9,123	348,316
BorgWarner Inc.	6,573	231,238
CarMax Inc. (a)	6,334	337,920
Carnival Corp.	14,252	695,783
CBS Corp. Class B	13,278	726,838
Charter Communications Inc. Class A (a)	7,073	1,909,498
Chipotle Mexican Grill Inc. (a)	946	400,631
Coach Inc.	8,992	328,748
Comcast Corp. Class A	78,371	5,199,132
Darden Restaurants Inc.	4,118	252,516
Delphi Automotive PLC	8,825	629,399
Discovery Communications Inc. Class A (a)	4,925	132,581
Discovery Communications Inc. Class C (a)	7,317	192,510
Dollar General Corp.	8,459	592,045
Dollar Tree Inc. (a)	7,694	607,287
DR Horton Inc.	11,058	333,952
Expedia Inc.	3,933	459,060
Foot Locker Inc.	4,445	301,015
Ford Motor Co.	127,386	1,537,549
GAP Inc., The	7,368	163,864
Garmin Ltd.	3,839	184,694
General Motors Co.	46,373	1,473,270
Genuine Parts Co.	4,842	486,379
Goodyear Tire & Rubber Co., The	8,633	278,846
H&R Block Inc.	7,237	167,537
Hanesbrands Inc.	12,275	309,944
Harley-Davidson Inc.	5,836	306,915
Harman International Industries Inc.	2,332	196,937
Hasbro Inc.	3,669	291,062
Home Depot Inc., The	40,307	5,186,705
Interpublic Group of Companies Inc., The	13,021	291,019
Johnson Controls International PLC	30,671	1,427,122
Kohl’s Corp.	5,861	256,419
L Brands Inc.	7,838	554,695
Leggett & Platt Inc.	4,455	203,059
Lennar Corp. Class A	6,007	254,336
LKQ Corp. (a)	9,910	351,409
Lowe’s Companies Inc.	28,540	2,060,873
Macy’s Inc.	10,048	372,278
Marriott International Inc. Class A	10,432	702,387
Mattel Inc.	11,087	335,714
McDonald’s Corp.	27,846	3,212,315
Michael Kors Holdings Ltd. (a)	5,518	258,187
Mohawk Industries Inc. (a)	2,056	411,899
Netflix Inc. (a)	13,973	1,377,039
Newell Brands Inc.	15,735	828,605
News Corp. Class A	12,401	173,366
News Corp. Class B	3,619	51,462

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
NIKE Inc. Class B	44,017	$2,317,495
Nordstrom Inc.	3,792	196,729
Omnicom Group Inc.	7,758	659,430
O’Reilly Automotive Inc. (a)	3,098	867,781
Priceline Group Inc., The (a)	1,621	2,385,285
PulteGroup Inc.	10,096	202,324
PVH Corp.	2,631	290,726
Ralph Lauren Corp.	1,883	190,447
Ross Stores Inc.	12,947	832,492
Royal Caribbean Cruises Ltd.	5,491	411,550
Scripps Networks Interactive Class A	3,091	196,248
Signet Jewelers Ltd.	2,468	183,940
Staples Inc.	20,989	179,456
Starbucks Corp.	47,867	2,591,519
Target Corp.	18,765	1,288,780
TEGNA Inc.	7,115	155,534
Tiffany & Co.	3,504	254,496
Time Warner Inc.	25,396	2,021,776
TJX Companies Inc., The	21,485	1,606,648
Tractor Supply Co.	4,331	291,693
TripAdvisor Inc. (a)	3,734	235,914
Twenty-First Century Fox Inc. Class A	34,723	840,991
Twenty-First Century Fox Inc. Class B	15,895	393,242
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,913	455,256
Under Armour Inc. Class A (a)	5,882	227,516
Under Armour Inc. Class C (a)	5,923	200,553
Urban Outfitters Inc. (a)	2,907	100,350
VF Corp.	10,825	606,741
Viacom Inc. Class B	11,218	427,406
Walt Disney Co., The	48,234	4,479,009
Whirlpool Corp.	2,462	399,238
Wyndham Worldwide Corp.	3,640	245,081
Wynn Resorts Ltd.	2,636	256,799
Yum! Brands Inc.	12,088	1,097,711

		76,639,314

Consumer Staples (9.82%)
Altria Group Inc.	63,788	4,033,315
Archer-Daniels-Midland Co.	19,025	802,284
Brown-Forman Corp. Class B	5,952	282,363
Campbell Soup Co.	6,343	346,962
Church & Dwight Co. Inc.	8,402	402,624
Clorox Co., The	4,192	524,755
Coca-Cola Co., The	126,791	5,365,795
Colgate-Palmolive Co.	29,054	2,154,064
ConAgra Foods Inc.	13,601	640,743
Constellation Brands Inc. Class A	5,763	959,482
Costco Wholesale Corp.	14,295	2,180,130
CVS Health Corp.	34,794	3,096,318
Dr Pepper Snapple Group Inc.	6,067	553,978
Estee Lauder Companies Inc. Class A, The	7,186	636,392
General Mills Inc.	19,481	1,244,446
Hershey Co., The	4,536	433,642
Hormel Foods Corp.	8,691	329,650

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
JM Smucker Co., The	3,801	$515,188
Kellogg Co.	8,166	632,620
Kimberly-Clark Corp.	11,735	1,480,253
Kraft Heinz Co., The	19,385	1,735,150
Kroger Co., The	31,017	920,585
McCormick & Company Inc.	3,736	373,300
Mead Johnson Nutrition Co. Class A	6,038	477,062
Molson Coors Brewing Co. Class B	5,953	653,639
Mondelez International Inc. Class A	50,762	2,228,452
Monster Beverage Corp. (a)	4,413	647,873
PepsiCo Inc.	46,973	5,109,253
Philip Morris International Inc.	50,639	4,923,124
Procter & Gamble Co., The	87,120	7,819,020
Reynolds American Inc.	27,024	1,274,182
Sysco Corp.	16,661	816,556
Tyson Foods Inc. Class A	9,782	730,422
Walgreens Boots Alliance Inc.	27,915	2,250,507
Wal-Mart Stores Inc.	49,477	3,568,281
Whole Foods Market Inc.	10,511	297,987

		60,440,397

Energy (7.22%)
Anadarko Petroleum Corp.	17,799	1,127,745
Apache Corp.	12,385	791,030
Baker Hughes Inc.	13,964	704,763
Cabot Oil & Gas Corp.	15,259	393,682
Chesapeake Energy Corp. (a)	21,297	133,532
Chevron Corp.	61,590	6,338,843
Cimarex Energy Co.	3,093	415,606
Concho Resources Inc. (a)	4,639	637,167
ConocoPhillips	40,266	1,750,363
Devon Energy Corp.	17,006	750,135
EOG Resources Inc.	17,932	1,734,204
EQT Corp.	5,609	407,326
Exxon Mobil Corp.	135,365	11,814,657
FMC Technologies Inc. (a)	7,326	217,362
Halliburton Co.	28,033	1,258,121
Helmerich & Payne Inc.	3,501	235,617
Hess Corp.	8,787	471,159
Kinder Morgan Inc.	62,652	1,449,141
Marathon Oil Corp.	27,316	431,866
Marathon Petroleum Corp.	17,136	695,550
Murphy Oil Corp.	5,329	162,002
National-Oilwell Varco Inc.	12,168	447,052
Newfield Exploration Co. (a)	6,416	278,839
Noble Energy Inc.	13,886	496,286
Occidental Petroleum Corp.	24,874	1,813,812
ONEOK Inc.	6,804	349,658
Phillips 66	14,502	1,168,136
Pioneer Natural Resources Co.	5,535	1,027,573
Range Resources Corp.	6,134	237,692
Schlumberger Ltd.	45,377	3,568,447
Southwestern Energy Co. (a)	16,102	222,852
Spectra Energy Corp.	22,879	978,077
Tesoro Corp.	3,863	307,340
Transocean Ltd. (a)	11,339	120,874

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	15,057	$798,021
Williams Companies Inc., The	22,292	685,033

		44,419,563

Financials (12.69%)
Affiliated Managers Group Inc. (a)	1,746	252,646
Aflac Inc.	13,444	966,220
Allstate Corp., The	12,119	838,392
American Express Co.	25,328	1,622,005
American International Group Inc.	33,191	1,969,554
Ameriprise Financial Inc.	5,265	525,289
Aon PLC	8,631	970,904
Arthur J. Gallagher & Co.	5,730	291,485
Assurant Inc.	1,973	182,009
Bank of America Corp.	333,025	5,211,841
Bank of New York Mellon Corp.	34,834	1,389,180
BB&T Corp.	26,555	1,001,655
Berkshire Hathaway Inc. Class B (a)	61,941	8,948,616
BlackRock Inc.	3,983	1,443,678
Capital One Financial Corp.	16,512	1,186,060
Charles Schwab Corp., The	39,304	1,240,827
Chubb Ltd.	15,176	1,906,864
Cincinnati Financial Corp.	4,830	364,279
Citigroup Inc.	94,760	4,475,515
Citizens Financial Group Inc.	17,090	422,294
CME Group Inc.	11,058	1,155,782
Comerica Inc.	5,663	267,973
Discover Financial Services	13,172	744,877
E*TRADE Financial Corp. (a)	8,935	260,187
Fifth Third Bancorp	25,018	511,868
Franklin Resources Inc.	11,467	407,881
Goldman Sachs Group Inc., The	12,308	1,984,911
Hartford Financial Services Group Inc., The	12,597	539,404
Huntington Bancshares Inc.	35,271	347,772
Intercontinental Exchange Inc.	3,889	1,047,541
Invesco Ltd.	13,477	421,426
JPMorgan Chase & Co.	117,878	7,849,496
KeyCorp	35,197	428,347
Legg Mason Inc.	3,010	100,775
Leucadia National Corp.	10,671	203,176
Lincoln National Corp.	7,599	357,001
Loews Corp.	9,023	371,296
M&T Bank Corp.	5,152	598,147
Marsh & McLennan Companies Inc.	16,877	1,134,978
MetLife Inc.	35,759	1,588,772
Moody’s Corp.	5,491	594,565
Morgan Stanley	48,051	1,540,515
Nasdaq Inc.	3,702	250,033
Navient Corp.	10,345	149,692
Northern Trust Corp.	6,970	473,890
People’s United Financial Inc.	10,209	161,506
PNC Financial Services Group Inc.	16,031	1,444,233
Principal Financial Group Inc.	8,782	452,361
Progressive Corp., The	18,920	595,980
Prudential Financial Inc.	14,262	1,164,492

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Regions Financial Corp.	40,937	$404,048
S&P Global Inc.	8,591	1,087,277
State Street Corp.	11,959	832,705
Suntrust Banks Inc.	16,352	716,218
Synchrony Financial	25,864	724,192
T. Rowe Price Group Inc.	8,036	534,394
Torchmark Corp.	3,652	233,326
Travelers Companies Inc., The	9,411	1,078,030
U.S. Bancorp	52,524	2,252,754
Unum Group	7,734	273,088
Wells Fargo & Co.	148,241	6,564,111
Willis Towers Watson PLC	4,233	562,015
XL Group Ltd.	8,974	301,796
Zions Bancorporation	6,575	203,956

		78,126,100

Health Care (14.58%)
Abbott Laboratories	47,986	2,029,328
AbbVie Inc.	53,155	3,352,486
Aetna Inc.	11,445	1,321,325
Agilent Technologies Inc.	10,613	499,764
Alexion Pharmaceuticals Inc. (a)	7,295	893,929
Allergan PLC (a)	12,927	2,977,217
AmerisourceBergen Corp.	5,971	482,337
Amgen Inc.	24,423	4,074,001
Anthem Inc.	8,545	1,070,774
Baxter International Inc.	15,975	760,410
Becton, Dickinson and Co.	6,922	1,244,091
Biogen Inc. (a)	7,153	2,239,104
Boston Scientific Corp. (a)	44,398	1,056,672
Bristol-Myers Squibb Co.	54,531	2,940,312
C.R. Bard Inc.	2,388	535,581
Cardinal Health Inc.	10,400	808,080
Celgene Corp. (a)	25,284	2,642,937
Centene Corp. (a)	5,503	368,481
Cerner Corp. (a)	9,799	605,088
Cigna Corp.	8,365	1,090,127
Cooper Companies Inc., The	1,590	285,023
Danaher Corp.	19,830	1,554,474
DaVita Inc. (a)	5,366	354,532
Dentsply Sirona Inc.	7,643	454,223
Edwards Lifesciences Corp. (a)	6,948	837,651
Eli Lilly and Co.	31,710	2,545,045
Endo International PLC (a)	6,475	130,471
Express Scripts Holding Co. (a)	20,630	1,455,034
Gilead Sciences Inc.	43,052	3,406,274
HCA Holdings Inc. (a)	9,635	728,695
Henry Schein Inc. (a)	2,654	432,549
Hologic Inc. (a)	9,055	351,606
Humana Inc.	4,859	859,509
Illumina Inc. (a)	4,760	864,702
Intuitive Surgical Inc. (a)	1,256	910,386
Johnson & Johnson	89,265	10,544,874
Laboratory Corp. of America Holdings (a)	3,338	458,908
Mallinckrodt PLC (a)	3,514	245,207

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
McKesson Corp.	7,365	$1,228,114
Medtronic PLC	45,099	3,896,554
Merck & Co. Inc.	90,271	5,633,813
Mettler-Toledo International Inc. (a)	869	364,832
Mylan NV (a)	15,006	572,029
Patterson Companies Inc.	2,705	124,268
PerkinElmer Inc.	3,543	198,798
Perrigo Co. PLC	4,643	428,688
Pfizer Inc.	197,874	6,701,992
Quest Diagnostics Inc.	4,535	383,797
Regeneron Pharmaceuticals Inc. (a)	2,463	990,175
St. Jude Medical Inc.	9,295	741,369
Stryker Corp.	10,143	1,180,747
Thermo Fisher Scientific Inc.	12,831	2,040,899
UnitedHealth Group Inc.	31,094	4,353,160
Universal Health Services Inc. Class B	2,927	360,665
Varian Medical Systems Inc. (a)	3,093	307,846
Vertex Pharmaceuticals Inc. (a)	8,093	705,791
Waters Corp. (a)	2,631	416,987
Zimmer Biomet Holdings Inc.	6,529	848,901
Zoetis Inc.	16,150	839,962

		89,730,594

Industrials (9.66%)
3M Co.	19,731	3,477,194
Acuity Brands Inc.	1,418	375,203
Alaska Air Group Inc.	4,040	266,074
Allegion PLC	3,144	216,653
American Airlines Group Inc.	17,225	630,607
AMETEK Inc.	7,627	364,418
Boeing Co., The	18,938	2,494,892
Caterpillar Inc.	19,007	1,687,248
CH Robinson Worldwide Inc.	4,653	327,850
Cintas Corp.	2,836	319,334
CSX Corp.	30,859	941,200
Cummins Inc.	5,064	648,952
Deere & Co.	9,439	805,618
Delta Air Lines Inc.	24,431	961,604
Dover Corp.	5,020	369,673
Dun & Bradstreet Corp.	1,168	159,572
Eaton Corp. PLC	14,859	976,385
Emerson Electric Co.	21,007	1,145,092
Equifax Inc.	3,895	524,189
Expeditors International of Washington Inc.	5,844	301,083
Fastenal Co.	9,342	390,309
FedEx Corp.	7,972	1,392,549
Flowserve Corp.	4,212	203,187
Fluor Corp.	4,528	232,377
Fortive Corp.	9,742	495,868
Fortune Brands Home & Security Inc.	4,986	289,687
General Dynamics Corp.	9,344	1,449,815
General Electric Co.	292,522	8,664,502
Honeywell International Inc.	24,800	2,891,432
Illinois Tool Works Inc.	10,425	1,249,332
Ingersoll-Rand PLC	8,423	572,259

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
J.B. Hunt Transport Services Inc.	2,885	$234,089
Jacobs Engineering Group Inc. (a)	3,943	203,932
Kansas City Southern	3,514	327,926
L-3 Communications Holdings Inc.	2,520	379,840
Lockheed Martin Corp.	8,241	1,975,533
Masco Corp.	10,813	370,994
Nielsen Holdings PLC	10,965	587,395
Norfolk Southern Corp.	9,577	929,544
Northrop Grumman Corp.	5,827	1,246,687
PACCAR Inc.	11,377	668,740
Parker Hannifin Corp.	4,375	549,194
Pentair PLC	5,436	349,209
Pitney Bowes Inc.	6,203	112,646
Quanta Services Inc. (a)	4,811	134,660
Raytheon Co.	9,629	1,310,796
Republic Services Inc.	7,705	388,717
Robert Half International Inc.	4,247	160,791
Rockwell Automation Inc.	4,256	520,679
Rockwell Collins Inc.	4,246	358,108
Roper Technologies Inc.	3,308	603,611
Ryder System Inc.	1,761	116,138
Snap-on Inc.	1,871	284,317
Southwest Airlines Co.	20,232	786,822
Stanley Black & Decker Inc.	4,933	606,660
Stericycle Inc. (a)	2,784	223,110
Textron Inc.	8,781	349,045
TransDigm Group Inc. (a)	1,635	472,711
Union Pacific Corp.	27,182	2,651,060
United Continental Holdings Inc. (a)	9,572	502,243
United Parcel Service Inc. Class B	22,555	2,466,615
United Rentals Inc. (a)	2,812	220,714
United Technologies Corp.	25,391	2,579,726
Verisk Analytics Inc. (a)	5,130	416,966
W.W. Grainger Inc.	1,839	413,481
Waste Management Inc.	13,280	846,733
Xylem Inc.	5,768	302,532

		59,476,122

Information Technology (21.11%)
Accenture PLC Class A	20,316	2,482,006
Activision Blizzard Inc.	22,254	985,852
Adobe Systems Inc. (a)	16,271	1,766,054
Akamai Technologies Inc. (a)	5,723	303,262
Alliance Data Systems Corp. (a)	1,919	411,680
Alphabet Inc. Class A (a)	9,621	7,735,861
Alphabet Inc. Class C (a)	9,643	7,495,407
Amphenol Corp. Class A	10,075	654,069
Analog Devices Inc.	10,039	647,014
Apple Inc.	175,895	19,884,930
Applied Materials Inc.	35,462	1,069,179
Autodesk Inc. (a)	6,371	460,814
Automatic Data Processing Inc.	14,886	1,312,945
Broadcom Ltd.	12,909	2,227,061
CA Inc.	10,257	339,302

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cisco Systems Inc.	164,139	$5,206,489
Citrix Systems Inc. (a)	5,080	432,918
Cognizant Technology Solutions Corp. Class A (a)	19,723	940,984
Corning Inc.	33,826	799,985
CSRA Inc.	4,532	121,911
Dell Technologies Inc. Class V (a)	1	18
eBay Inc. (a)	34,358	1,130,411
Electronic Arts Inc. (a)	9,821	838,713
F5 Networks Inc. (a)	2,161	269,347
Facebook Inc. Class A (a)	75,790	9,721,583
Fidelity National Information Services Inc.	10,692	823,605
First Solar Inc. (a)	2,472	97,619
Fiserv Inc. (a)	7,219	718,074
FLIR Systems Inc.	4,454	139,945
Global Payments Inc.	4,990	383,032
Harris Corp.	4,060	371,937
Hewlett Packard Enterprise Co.	54,091	1,230,570
HP Inc.	55,908	868,251
Intel Corp.	154,318	5,825,504
International Business Machines Corp.	28,388	4,509,434
Intuit Inc.	8,000	880,080
Juniper Networks Inc.	12,493	300,582
KLA-Tencor Corp.	5,041	351,408
Lam Research Corp.	5,242	496,470
Linear Technology Corp.	7,735	458,608
MasterCard Inc. Class A	31,309	3,186,317
Microchip Technology Inc.	6,968	432,992
Micron Technology Inc. (a)	33,592	597,266
Microsoft Corp.	254,413	14,654,189
Motorola Solutions Inc.	5,438	414,811
NetApp Inc.	9,090	325,604
NVIDIA Corp.	17,458	1,196,222
Oracle Corp.	98,200	3,857,296
Paychex Inc.	10,402	601,964
PayPal Holdings Inc. (a)	36,616	1,500,158
Qorvo Inc. (a)	4,181	233,049
QUALCOMM Inc.	48,073	3,293,000
Red Hat Inc. (a)	5,914	478,029
salesforce.com inc. (a)	21,015	1,499,000
Seagate Technology PLC	9,598	370,003
Skyworks Solutions Inc.	6,206	472,525
Symantec Corp.	20,081	504,033
TE Connectivity Ltd.	11,665	750,993
Teradata Corp. (a)	4,389	136,059
Texas Instruments Inc.	32,753	2,298,606
Total System Services Inc.	5,441	256,543
VeriSign Inc. (a)	3,032	237,224
Visa Inc. Class A	61,556	5,090,681
Western Digital Corp.	9,280	542,602
Western Union Co.	15,917	331,392
Xerox Corp.	27,769	281,300
Xilinx Inc.	8,275	449,664

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Yahoo! Inc. (a)	28,487	$1,227,790

		129,912,226

Materials (2.88%)
Air Products & Chemicals Inc.	7,066	1,062,302
Albemarle Corp.	3,650	312,038
Alcoa Inc.	42,397	429,906
Avery Dennison Corp.	2,896	225,280
Ball Corp.	5,656	463,509
CF Industries Holdings Inc.	7,647	186,204
Dow Chemical Co., The	36,790	1,906,826
E.I. du Pont de Nemours & Co.	28,523	1,910,185
Eastman Chemical Co.	4,787	323,984
Ecolab Inc.	8,568	1,042,897
FMC Corp.	4,328	209,216
Freeport-McMoRan Inc.	39,890	433,205
International Flavors & Fragrances Inc.	2,587	369,863
International Paper Co.	13,313	638,758
LyondellBasell Industries NV Class A	11,062	892,261
Martin Marietta Materials Inc.	2,083	373,086
Monsanto Co.	14,279	1,459,314
Mosaic Co., The	11,415	279,211
Newmont Mining Corp.	17,309	680,071
Nucor Corp.	10,295	509,088
Owens-Illinois Inc. (a)	5,127	94,286
PPG Industries Inc.	8,638	892,824
Praxair Inc.	9,317	1,125,773
Sealed Air Corp.	6,346	290,774
Sherwin-Williams Co., The	2,617	724,019
Vulcan Materials Co.	4,311	490,290
WestRock Co.	8,277	401,269

		17,726,439

Real Estate (3.04%)
American Tower Corp.	13,840	1,568,487
Apartment Investment and Management Co.	5,052	231,937
AvalonBay Communities Inc.	4,482	797,079
Boston Properties Inc.	4,974	677,906
CBRE Group Inc. Class A (a)	9,751	272,833
Crown Castle International Corp.	10,998	1,036,122
Digital Realty Trust Inc.	4,751	461,417
Equinix Inc.	2,320	835,780
Equity Residential	11,926	767,200
Essex Property Trust Inc.	2,118	471,679
Extra Space Storage Inc.	4,050	321,610
Federal Realty Investment Trust	2,338	359,888
General Growth Properties Inc.	18,857	520,453
HCP Inc.	15,266	579,345
Host Hotels & Resorts Inc.	24,290	378,195
Iron Mountain Inc.	7,992	299,940
Kimco Realty Corp.	13,748	398,005
Macerich Co., The	3,936	318,304
Prologis Inc.	17,202	920,995
Public Storage	4,866	1,085,799

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Realty Income Corp.	8,428	$564,086
Simon Property Group Inc.	10,258	2,123,509
SL Green Realty Corp.	3,253	351,649
UDR Inc.	8,650	311,314
Ventas Inc.	11,465	809,773
Vornado Realty Trust	5,608	567,586
Welltower Inc.	11,661	871,893
Weyerhaeuser Co.	24,396	779,208

		18,681,992

Telecommunication Services (2.62%)
AT&T Inc.	200,765	8,153,067
CenturyLink Inc.	17,610	483,042
Frontier Communications Corp.	37,609	156,454
Level 3 Communications Inc. (a)	9,500	440,610
Verizon Communications Inc.	133,000	6,913,340

		16,146,513

Utilities (3.25%)
AES Corp., The	21,362	274,502
Alliant Energy Corp.	7,385	282,920
Ameren Corp.	7,841	385,620
American Electric Power Company Inc.	16,052	1,030,699
American Water Works Co. Inc.	5,764	431,378
CenterPoint Energy Inc.	14,069	326,823
CMS Energy Corp.	9,177	385,526
Consolidated Edison Inc.	9,937	748,256
Dominion Resources Inc.	20,424	1,516,890
DTE Energy Co.	5,812	544,410
Duke Energy Corp.	22,434	1,795,617
Edison International	10,550	762,238
Entergy Corp.	5,780	443,499
Eversource Energy	10,271	556,483
Exelon Corp.	30,101	1,002,062
FirstEnergy Corp.	13,718	453,791
NextEra Energy Inc.	15,238	1,863,912
NiSource Inc.	10,342	249,346
NRG Energy Inc.	10,196	114,297
PG&E Corp.	16,271	995,297
Pinnacle West Capital Corp.	3,600	273,564
PPL Corp.	22,102	764,066
Public Service Enterprise Group Inc.	16,398	686,584
SCANA Corp.	4,675	338,330
Sempra Energy	8,151	873,706
Southern Co.	31,939	1,638,471
WEC Energy Group Inc.	10,221	612,033
Xcel Energy Inc.	16,434	676,095

		20,026,415

Total Common Stocks
(cost $424,745,439)		611,325,675

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Short-term Investments (0.64%)
State Street Institutional U.S. Government Money Market Fund Premier Class	3,932,519	$3,932,519

Total Short-term Investments
(cost $ 3,932,519)		3,932,519

TOTAL INVESTMENTS (99.96%)
(cost $ 428,677,958)		615,258,194
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.04%)		263,280

NET ASSETS (100.00%)		$615,521,474

(a)	Non-income producing security.

(b)	At September 30, 2016, cash in the amount of $185,600 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	38	December 2016	$4,133,443	$4,104,760	$(28,683)

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (98.36%)
Consumer Discretionary (12.38%)
1-800-FLOWERS.COM Inc. (a)	4,166	$38,211
Aaron’s Inc.	11,159	283,662
Abercrombie & Fitch Co. Class A	11,294	179,462
AMC Entertainment Holdings Inc. Class A	3,601	111,955
American Axle & Manufacturing Holdings Inc. (a)	13,025	224,290
American Eagle Outfitters Inc.	27,836	497,153
American Public Education Inc. (a)	2,504	49,604
America’s Car-Mart Inc. (a)	1,325	48,217
Apollo Education Group Inc. (a)	14,138	112,397
Arctic Cat Inc.	2,029	31,429
Asbury Automotive Group Inc. (a)	3,311	184,323
Ascena Retail Group Inc. (a)	29,368	164,167
Ascent Capital Group LLC Class A (a)	1,722	39,899
Barnes & Noble Education Inc. (a)	6,556	62,741
Barnes & Noble Inc.	10,385	117,350
Bassett Furniture Industries Inc.	1,671	38,851
Beazer Homes USA Inc. (a)	5,112	59,606
Belmond Ltd. Class A (a)	13,945	177,241
Big 5 Sporting Goods Corp.	2,816	38,354
Big Lots Inc.	7,461	356,263
Biglari Holdings Inc. (a)	174	75,867
BJ’s Restaurants Inc. (a)	3,844	136,654
Bloomin’ Brands Inc.	19,187	330,784
Blue Nile Inc.	1,770	60,923
Bob Evans Farms Inc.	3,437	131,637
Bojangles’ Inc. (a)	1,580	25,217
Boot Barn Holdings Inc (a)	2,546	28,973
Boyd Gaming Corp. (a)	14,024	277,395
Bridgepoint Education Inc. (a)	2,834	19,470
Bright Horizons Family Solutions Inc. (a)	7,339	490,906
Buckle Inc., The	4,919	118,204
Buffalo Wild Wings Inc. (a)	3,125	439,812
Build-A-Bear Workshop Inc. (a)	2,409	24,957
Caesars Acquisition Co. Class A (a)	7,829	97,236
Caesars Entertainment Corp. (a)	9,239	68,831
Caleres Inc.	7,109	179,787
Callaway Golf Co.	15,475	179,665
Cambium Learning Group Inc. (a)	3,632	19,722
Capella Education Co.	1,879	109,057
Career Education Corp. (a)	11,253	76,408
Carmike Cinemas Inc. (a)	3,981	130,139
Carriage Services Inc.	2,465	58,297
Carrols Restaurant Group Inc. (a)	5,896	77,886
Cato Corp. Class A	4,251	139,815
Cavco Industries Inc. (a)	1,397	138,373
Central European Media Enterprises Ltd. Class A (a)	11,670	26,958
Century Casinos Inc. (a)	3,348	23,135
Century Communities Inc. (a)	2,398	51,581
Cheesecake Factory Inc., The	7,616	381,257
Chegg Inc. (a)	13,405	95,041
Chico’s FAS Inc.	21,738	258,682
Children’s Place Inc., The	3,155	251,990
Churchill Downs Inc.	2,276	333,093

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chuy’s Holdings Inc. (a)	2,710	$75,717
Citi Trends Inc.	2,483	49,486
ClubCorp Holdings Inc.	10,578	153,064
Collectors Universe Inc.	1,230	22,792
Columbia Sportswear Co.	4,451	252,550
Conn’s Inc. (a)	3,194	32,962
Container Store Group Inc., The (a)	2,620	13,152
Cooper Tire & Rubber Co.	9,324	354,498
Cooper-Standard Holding Inc. (a)	2,452	242,258
Core-Mark Holding Company Inc.	7,490	268,142
Cracker Barrel Old Country Store Inc.	3,182	420,724
Crocs Inc. (a)	12,106	100,480
CSS Industries Inc.	1,460	37,347
Culp Inc.	1,827	54,390
Daily Journal Corp. (a)	186	40,734
Dana Inc.	25,038	390,342
Dave & Buster’s Entertainment Inc. (a)	6,382	250,047
Deckers Outdoor Corp. (a)	5,439	323,892
Del Frisco’s Restaurant Group Inc. (a)	3,745	50,445
Del Taco Restaurants Inc. (a)	3,720	44,342
Delta Apparel Inc. (a)	1,143	18,814
Denny’s Corp. (a)	12,422	132,791
Destination XL Group Inc. (a)	5,859	25,369
DeVry Education Group Inc.	10,579	243,952
DineEquity Inc.	2,910	230,443
Dorman Products Inc. (a)	4,475	285,952
Drew Industries Inc.	3,972	389,335
DSW Inc. Class A	11,310	231,629
Duluth Holdings Inc. (a)	1,560	41,356
E.W. Scripps Co. Class A, The (a)	9,879	157,076
El Pollo Loco Holdings Inc. (a)	3,297	41,509
Eldorado Resorts Inc. (a)	4,571	64,268
Empire Resorts Inc. (a)	502	10,160
Entercom Communications Corp. Class A	4,280	55,383
Entravision Communications Corp. Class A	11,523	87,920
Eros International PLC (a)	4,872	74,639
Escalade Inc.	1,657	21,143
Ethan Allen Interiors Inc.	4,133	129,239
Etsy Inc. (a)	17,820	254,470
Express Inc. (a)	12,291	144,911
Federal-Mogul Holdings Corp. (a)	4,902	47,108
Fiesta Restaurant Group Inc. (a)	4,436	106,464
Finish Line Inc. Class A, The	7,134	164,653
Five Below Inc. (a)	8,890	358,178
Flexsteel Industries Inc.	1,051	54,358
Fogo De Chao Inc. (a)	914	9,661
Fossil Group Inc. (a)	7,146	198,444
Fox Factory Holding Corp. (a)	3,670	84,300
Francesca’s Holdings Corp. (a)	6,303	97,255
Fred’s Inc. Class A	5,752	52,113
FTD Companies Inc. (a)	2,962	60,928
Gannett Co. Inc.	19,870	231,287
Genesco Inc. (a)	3,384	184,293
Gentherm Inc. (a)	6,020	189,148

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
G-III Apparel Group Ltd. (a)	7,280	$212,212
Global Eagle Entertainment Inc. (a)	7,610	63,239
GNC Holdings Inc. Class A	11,597	236,811
Golden Entertainment Inc.	1,686	21,024
GoPro Inc. Class A (a)	16,810	280,391
Grand Canyon Education Inc. (a)	7,443	300,623
Gray Television Inc. (a)	10,610	109,920
Green Brick Partners Inc. (a)	3,967	32,767
Group 1 Automotive Inc.	3,464	221,280
Guess? Inc.	10,375	151,579
Habit Restaurants Inc., The Class A (a)	2,190	30,660
Haverty Furniture Companies Inc.	3,198	64,088
Helen of Troy Ltd. (a)	4,649	400,604
Hemisphere Media Group Inc. (a)	1,216	15,504
Hibbett Sports Inc. (a)	3,956	157,844
Hooker Furniture Corp.	1,860	45,551
Horizon Global Corp. (a)	2,925	58,295
Houghton Mifflin Harcourt Co. (a)	20,998	281,583
Hovnanian Enterprises Inc. Class A (a)	19,950	33,716
HSN Inc.	5,171	205,806
Iconix Brand Group Inc. (a)	7,042	57,181
IMAX Corp. (a)	9,947	288,165
Installed Building Products Inc. (a)	3,328	119,375
International Speedway Corp. Class A	4,361	145,745
Interval Leisure Group Inc.	19,048	327,054
Intrawest Resorts Holdings Inc. (a)	2,638	42,788
iRobot Corp. (a)	4,427	194,699
Isle of Capri Casinos Inc. (a)	4,129	91,994
J. Alexander’s Holdings Inc. (a)	2,203	22,316
Jack in the Box Inc.	5,448	522,681
JAKKS Pacific Inc. (a)	2,653	22,922
Jamba Inc. (a)	2,294	25,050
Johnson Outdoors Inc. Class A	858	31,205
K12 Inc. (a)	5,526	79,298
KB Home	14,157	228,211
Kirkland’s Inc. (a)	2,458	29,938
Kona Grill Inc. (a)	1,279	16,077
La Quinta Holdings Inc. (a)	14,066	157,258
Lands’ End Inc. (a)	2,377	34,466
La-Z-Boy Inc.	8,119	199,403
LGI Homes Inc. (a)	2,558	94,237
Libbey Inc.	3,544	63,260
Liberty Braves Group Class A (a)	1,490	26,000
Liberty Braves Group Class C (a)	5,184	90,098
Liberty Media Group Class A (a)	3,802	108,927
Liberty Media Group Class C (a)	7,632	214,764
Liberty Tax Inc.	961	12,282
Liberty TripAdvisor Holdings Inc. Class A (a)	12,313	269,039
LifeLock Inc. (a)	14,034	237,455
Lifetime Brands Inc.	1,738	23,393
Lindblad Expeditions Holdings Inc. (a)	2,354	21,186
Lithia Motors Inc. Class A	4,004	382,462
Loral Space & Communications Inc. (a)	2,095	81,935
Luby’s Inc. (a)	3,030	12,999
Lumber Liquidators Holdings Inc. (a)	4,376	86,076

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
M.D.C. Holdings Inc.	6,556	$169,145
M/I Homes Inc. (a)	4,030	94,987
Malibu Boats Inc. Class A (a)	3,347	49,870
Marcus Corp., The	3,045	76,247
Marine Products Corp.	1,652	14,818
MarineMax Inc. (a)	4,225	88,514
Marriott Vacations Worldwide Corp.	3,711	272,091
MCBC Holdings Inc.	1,255	14,307
MDC Partners Inc. Class A	8,479	90,895
Media General Inc. (a)	18,397	339,057
Meredith Corp.	6,321	328,629
Meritage Homes Corp. (a)	6,485	225,030
Metaldyne Performance Group Inc.	2,476	39,245
Modine Manufacturing Co. (a)	7,757	91,998
Monarch Casino & Resort Inc. (a)	1,657	41,707
Monro Muffler Brake Inc.	5,114	312,823
Motorcar Parts of America Inc. (a)	3,070	88,355
Movado Group Inc.	2,610	56,063
MSG Networks Inc. Class A (a)	10,139	188,687
NACCO Industries Inc. Class A	677	46,009
Nathan’s Famous Inc. (a)	487	25,589
National CineMedia Inc.	10,323	151,955
Nautilus Inc. (a)	5,036	114,418
New Home Company Inc., The (a)	2,045	21,820
New Media Investment Group Inc.	6,497	100,704
New York Times Co. Class A, The	20,642	246,672
Nexstar Broadcasting Group Inc. Class A	4,947	285,491
Noodles & Company (a)	1,864	8,873
NutriSystem Inc.	4,884	145,006
Office Depot Inc.	91,936	328,212
Ollie’s Bargain Outlet Holdings Inc. (a)	3,341	87,568
Overstock.com Inc. (a)	2,202	33,735
Oxford Industries Inc.	2,496	168,979
Papa John’s International Inc.	4,509	355,535
Party City Holdco Inc. (a)	4,427	75,790
Penn National Gaming Inc. (a)	12,395	168,200
Performance Sports Group Ltd. (a)	7,136	28,972
Perry Ellis International Inc. (a)	2,020	38,946
PetMed Express Inc.	3,201	64,916
Pier 1 Imports Inc.	13,599	57,660
Pinnacle Entertainment Inc. (a)	9,239	114,009
Planet Fitness Inc. Class A (a)	3,194	64,104
Popeyes Louisiana Kitchen Inc. (a)	3,594	190,985
Potbelly Corp. (a)	3,870	48,104
Radio One Inc. Class D (a)	3,898	11,811
Reading International Inc. Class A (a)	2,699	36,032
Red Lion Hotels Corp. (a)	2,134	17,798
Red Robin Gourmet Burgers Inc. (a)	2,280	102,463
Red Rock Resorts Inc. Class A	4,960	117,006
Regis Corp. (a)	6,233	78,224
Rent-A-Center Inc.	8,549	108,059
Restoration Hardware Holdings Inc. (a)	6,584	227,675
Ruby Tuesday Inc. (a)	9,666	24,165
Ruth’s Hospitality Group Inc.	5,293	74,737
Saga Communications Inc. Class A	599	27,159

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Salem Media Group Inc.	1,745	$10,261
Scholastic Corp.	4,486	176,569
Scientific Games Corp. Class A (a)	8,629	97,249
Sears Holdings Corp. (a)	1,808	20,720
Sears Hometown and Outlet Stores Inc. (a)	1,646	8,115
SeaWorld Entertainment Inc.	11,111	149,776
Select Comfort Corp. (a)	7,637	164,959
Sequential Brands Group Inc. (a)	6,563	52,504
Shake Shack Inc. Class A (a)	2,587	89,691
Shoe Carnival Inc.	2,390	63,717
Shutterfly Inc. (a)	5,735	256,010
Sinclair Broadcast Group Inc. Class A	11,158	322,243
Smith & Wesson Holding Corp. (a)	9,265	246,356
Sonic Automotive Inc.	4,595	86,386
Sonic Corp.	7,781	203,707
Sotheby’s	8,274	314,577
Spartan Motors Inc.	5,314	50,908
Speedway Motorsports Inc.	1,878	33,541
Sportsman’s Warehouse Holdings Inc. (a)	4,242	44,626
Stage Stores Inc.	4,265	23,927
Standard Motor Products Inc.	3,534	168,784
Stein Mart Inc.	5,209	33,077
Steven Madden Ltd. (a)	10,385	358,906
Stoneridge Inc. (a)	4,490	82,616
Strattec Security Corp.	582	20,545
Strayer Education Inc. (a)	1,771	82,670
Sturm, Ruger & Company Inc.	3,101	179,114
Superior Industries International Inc.	4,130	120,431
Superior Uniform Group Inc.	1,315	26,024
Tailored Brands Inc.	8,146	127,892
Taylor Morrison Home Corp. Class A (a)	5,171	91,010
Tenneco Inc. (a)	9,442	550,185
Texas Roadhouse Inc. Class A	11,056	431,516
Tile Shop Holdings Inc., The (a)	5,366	88,807
Tilly’s Inc. Class A (a)	1,793	16,836
Time Inc.	17,229	249,476
TopBuild Corp. (a)	6,538	217,062
Tower International Inc.	3,467	83,555
Townsquare Media Inc. (a)	1,286	12,011
TRI Pointe Group Inc. (a)	25,195	332,070
tronc Inc.	4,350	73,428
Tuesday Morning Corp. (a)	7,072	42,291
UCP Inc. Class A (a)	1,214	10,695
Unifi Inc. (a)	2,639	77,666
Unique Fabricating Inc.	1,027	12,570
Universal Electronics Inc. (a)	2,348	174,832
Vera Bradley Inc. (a)	3,472	52,601
Vince Holding Corp. (a)	4,072	22,966
Vitamin Shoppe Inc. (a)	4,009	107,642
Wayfair Inc. Class A (a)	5,206	204,960
WCI Communities Inc. (a)	3,555	84,325
Weight Watchers International Inc. (a)	4,626	47,740
West Marine Inc. (a)	2,951	24,405
Weyco Group Inc.	1,071	28,778

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
William Lyon Homes Class A (a)	3,946	$73,198
Wingstop Inc.	2,574	75,418
Winmark Corp.	371	39,148
Winnebago Industries Inc.	4,368	102,954
Wolverine World Wide Inc.	16,264	374,560
Workhorse Group Inc. (a)	1,823	13,199
World Wrestling Entertainment Inc.	5,937	126,458
Zagg Inc. (a)	4,647	37,641
Zoe’s Kitchen Inc. (a)	3,209	71,208
Zumiez Inc. (a)	2,961	53,298

		36,612,535

Consumer Staples (2.96%)
AdvancePierre Foods Holdings Inc.	3,602	99,272
Alico Inc.	625	16,788
Alliance One International Inc. (a)	1,347	25,755
Amplify Snack Brands Inc. (a)	4,817	78,035
Andersons Inc., The	4,435	160,458
Avon Products Inc.	73,785	417,623
B&G Foods Inc. Class A	10,960	539,013
Boston Beer Co. Inc. (a)	1,466	227,611
Calavo Growers Inc.	2,550	166,846
Cal-Maine Foods Inc.	5,097	196,438
Central Garden & Pet Co. (a)	1,546	40,196
Central Garden & Pet Co. Class A (a)	5,648	140,070
Chefs’ Warehouse Inc., The (a)	3,105	34,590
Coca-Cola Bottling Co. Consolidated	785	116,306
Craft Brew Alliance Inc. (a)	2,290	43,121
Darling Ingredients Inc. (a)	27,627	373,241
Dean Foods Co.	15,465	253,626
Farmer Brothers Co. (a)	1,256	44,651
Fresh Del Monte Produce Inc.	5,399	323,400
Freshpet Inc. (a)	3,797	32,844
HRG Group Inc. (a)	19,882	312,147
Ingles Markets Inc. Class A	2,296	90,784
Inter Parfums Inc.	2,878	92,873
Inventure Foods Inc. (a)	3,389	31,857
J&J Snack Foods Corp.	2,473	294,584
John B. Sanfilippo & Son Inc.	1,451	74,480
Lancaster Colony Corp.	3,140	414,763
Landec Corp. (a)	4,484	60,130
Lifevantage Corp. (a)	2,216	20,963
Lifeway Foods Inc. (a)	853	14,450
Limoneira Co.	1,908	36,061
Medifast Inc.	1,813	68,513
MGP Ingredients Inc.	2,070	83,876
National Beverage Corp. (a)	1,935	85,237
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	16,885
Natural Health Trends Corp.	1,276	36,060
Nature’s Sunshine Products Inc.	1,753	28,048
Nutraceutical International Corp. (a)	1,399	43,705
Oil-Dri Corporation of America	848	31,919
Omega Protein Corp. (a)	3,705	86,586
Orchids Paper Products Co.	1,513	41,199
Performance Food Group Co. (a)	6,170	153,016

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
PriceSmart Inc.	3,312	$277,413
Primo Water Corp. (a)	3,400	41,242
Revlon Inc. Class A (a)	1,977	72,714
Sanderson Farms Inc.	3,310	318,852
Seaboard Corp. (a)	44	151,360
Seneca Foods Corp. Class A (a)	1,104	31,177
Smart & Final Stores Inc. (a)	3,872	49,445
Snyder’s-Lance Inc.	13,470	452,323
SpartanNash Co.	6,079	175,805
SUPERVALU Inc. (a)	45,060	224,849
Synutra International Inc. (a)	3,147	13,406
Tootsie Roll Industries Inc.	2,853	105,076
Turning Point Brands Inc. (a)	983	11,816
United Natural Foods Inc. (a)	8,238	329,850
Universal Corp.	3,750	218,325
USANA Health Sciences Inc. (a)	855	118,289
Vector Group Ltd.	15,362	330,733
Village Super Market Inc. Class A	1,134	36,299
WD-40 Co.	2,350	264,210
Weis Markets Inc.	1,594	84,482

		8,755,686

Energy (3.20%)
Abraxas Petroleum Corp. (a)	20,107	33,981
Adams Resources & Energy Inc.	325	12,779
Alon USA Energy Inc.	5,021	40,465
Archrock Inc.	11,716	153,245
Ardmore Shipping Corp.	4,945	34,813
Atwood Oceanics Inc.	9,982	86,744
Bill Barrett Corp. (a)	7,868	43,746
Bristow Group Inc.	5,616	78,736
California Resources Corp.	5,216	65,200
Callon Petroleum Co. (a)	24,201	379,956
CARBO Ceramics Inc.	3,158	34,549
Carrizo Oil & Gas Inc. (a)	9,393	381,544
Clayton Williams Energy Inc. (a)	1,030	88,003
Clean Energy Fuels Corp. (a)	14,387	64,310
Cobalt International Energy Inc. (a)	67,015	83,099
Contango Oil & Gas Co. (a)	3,797	38,805
CVR Energy Inc.	2,607	35,898
Dawson Geophysical Co. (a)	3,252	24,813
Delek US Holdings Inc.	10,169	175,822
Denbury Resources Inc. (a)	57,960	187,211
DHT Holdings Inc.	15,054	63,076
Dorian LPG Ltd. (a)	3,920	23,520
Earthstone Energy Inc. (a)	467	4,016
Eclipse Resources Corp. (a)	9,293	30,574
EP Energy Corp. Class A (a)	6,343	27,782
Era Group Inc. (a)	3,256	26,211
Erin Energy Corp. (a)	1,543	3,626
Evolution Petroleum Corp.	4,232	26,577
EXCO Resources Inc. (a)	21,792	23,317
Exterran Corp. (a)	5,164	80,972
Fairmount Santrol Holdings Inc. (a)	13,383	113,488
Forum Energy Technologies Inc. (a)	9,943	197,468

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Frontline Ltd.	10,667	$76,482
GasLog Ltd.	6,732	97,951
Gener8 Maritime Inc. (a)	6,509	33,326
Geospace Technologies Corp. (a)	2,059	40,109
Golar LNG Ltd.	14,965	317,258
Green Plains Inc.	6,213	162,781
Helix Energy Solutions Group Inc. (a)	16,429	133,568
Hornbeck Offshore Services Inc. (a)	5,197	28,584
Independence Contract Drilling Inc. (a)	4,876	25,599
Isramco Inc. (a)	144	12,010
Jones Energy Inc. Class A (a)	11,131	39,626
Matador Resources Co. (a)	13,978	340,225
Matrix Service Co. (a)	4,331	81,250
McDermott International Inc. (a)	41,174	206,282
Natural Gas Services Group (a)	2,128	52,328
Navios Maritime Acquisition Corp.	13,865	18,718
Newpark Resources Inc. (a)	13,750	101,200
Nordic American Tankers Ltd.	14,387	145,453
Northern Oil and Gas Inc. (a)	7,835	20,998
Oasis Petroleum Inc. (a)	29,929	343,286
Oil States International Inc. (a)	8,481	267,745
Overseas Shipholding Group Inc. Class A	6,832	72,214
Pacific Ethanol Inc. (a)	4,757	32,871
Panhandle Oil & Gas Inc.	2,721	47,699
Par Pacific Holdings Inc. (a)	5,803	75,903
Parker Drilling Co. (a)	20,082	43,578
PDC Energy Inc. (a)	9,247	620,104
PHI Inc. (a)	2,033	36,940
Pioneer Energy Services Corp. (a)	10,798	43,624
Renewable Energy Group Inc. (a)	7,005	59,332
REX American Resources Corp. (a)	984	83,404
RigNet Inc. (a)	2,020	30,542
Ring Energy Inc. (a)	5,983	65,514
RSP Permian Inc. (a)	13,149	509,918
Sanchez Energy Corp. (a)	8,564	75,706
Scorpio Tankers Inc.	27,054	125,260
SEACOR Holdings Inc. (a)	2,641	157,113
Seadrill Ltd. (a)	62,396	147,879
SemGroup Corp. Class A	8,862	313,360
Ship Finance International Ltd.	9,828	144,766
Synergy Resources Corp. (a)	30,779	213,298
Teekay Corp.	8,555	65,959
Teekay Tankers Ltd. Class A	19,033	48,153
Tesco Corp.	8,072	65,868
TETRA Technologies Inc. (a)	15,105	92,292
Tidewater Inc.	7,530	21,235
Unit Corp. (a)	8,340	155,124
US Silica Holdings Inc.	10,738	499,961
W&T Offshore Inc. (a)	6,085	10,710
Western Refining Inc.	13,562	358,851
Westmoreland Coal Co. (a)	2,805	24,852
Willbros Group Inc. (a)	6,950	13,066

		9,464,221

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (17.17%)
1st Source Corp.	2,635	$94,056
Access National Corp.	1,433	34,249
ACNB Corp.	927	24,640
AG Mortgage Investment Trust Inc.	4,639	73,064
Allegiance Bancshares Inc. (a)	1,778	48,006
Altisource Residential Corp.	8,705	94,884
Ambac Financial Group Inc. (a)	7,316	134,541
American Capital Mortgage Investment Corp.	7,684	132,088
American Equity Investment Life Holding Co.	13,457	238,593
American National Bankshares Inc.	1,465	40,950
Ameris Bancorp	5,613	196,174
Amerisafe Inc.	3,146	184,922
Ames National Corp.	1,401	38,752
Anworth Mortgage Asset Corp.	15,974	78,592
Apollo Commercial Real Estate Finance Inc.	11,934	195,367
Ares Commercial Real Estate Corp.	4,511	56,839
Argo Group International Holdings Ltd.	4,896	276,232
Arlington Asset Investment Corp. Class A	3,748	55,433
ARMOUR Residential REIT Inc.	6,169	139,049
Arrow Financial Corp.	1,957	64,248
Associated Capital Group Inc. Class A	770	27,304
Astoria Financial Corp.	15,551	227,045
Atlantic Capital Bankshares Inc. (a)	2,786	41,734
Atlas Financial Holdings Inc. (a)	1,822	28,733
B. Riley Financial Inc.	1,425	19,038
Baldwin & Lyons Inc.	1,564	40,085
Banc of California Inc.	8,120	141,775
BancFirst Corp.	1,277	92,595
Banco Latinoamericano de Comercio Exterior SA	5,060	142,591
Bancorp Inc., The (a)	5,551	35,637
BancorpSouth Inc.	14,577	338,186
Bank Mutual Corp.	6,803	52,247
Bank of Marin Bancorp	946	47,045
Bank of the Ozarks Inc.	14,788	567,874
BankFinancial Corp.	2,623	33,312
Bankwell Financial Group Inc.	917	21,724
Banner Corp.	4,836	211,527
Bar Harbor Bankshares	1,022	37,528
BBX Capital Corp. Class A (a)	502	10,356
Bear State Financial Inc.	2,868	26,357
Beneficial Bancorp Inc.	11,570	170,195
Berkshire Hills Bancorp Inc.	5,049	139,908
BGC Partners Inc. Class A	36,506	319,428
Blue Capital Reinsurance Holdings Ltd.	940	17,221
Blue Hills Bancorp Inc.	4,173	62,678
BNC Bancorp	6,946	168,927
BofI Holding Inc. (a)	10,152	227,405
Boston Private Financial Holdings Inc.	14,001	179,633
Bridge Bancorp Inc.	2,738	78,279
Brookline Bancorp Inc.	11,309	137,857

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bryn Mawr Bank Corp.	2,808	$89,828
BSB Bancorp Inc. (a)	1,277	29,920
C&F Financial Corp.	505	21,755
Calamos Asset Management Inc. Class A	2,906	19,819
California First National Bancorp	353	4,928
Camden National Corp.	1,661	79,296
Capital Bank Financial Corp. Class A	3,374	108,339
Capital City Bank Group Inc.	1,774	26,202
Capitol Federal Financial Inc.	21,193	298,186
Capstead Mortgage Corp.	15,841	149,381
Cardinal Financial Corp.	5,204	135,772
Carolina Financial Corp.	1,624	36,280
Cascade Bancorp (a)	5,247	31,797
Cathay General Bancorp	12,483	384,227
Centerstate Banks Inc.	7,635	135,369
Central Pacific Financial Corp.	4,947	124,615
Central Valley Community Bancorp	1,353	21,459
Century Bancorp Inc. Class A	507	22,977
Charter Financial Corp.	2,475	31,878
Chemical Financial Corp.	11,005	485,666
Chemung Financial Corp.	478	13,857
Citizens & Northern Corp.	2,103	46,203
Citizens Inc. (a)	8,028	75,142
City Holding Co.	2,466	124,015
Clifton Bancorp Inc.	3,713	56,772
CNB Financial Corp.	2,471	52,286
CNO Financial Group Inc.	29,705	453,595
CoBiz Financial Inc.	6,086	81,005
Codorus Valley Bancorp Inc.	1,199	26,234
Cohen & Steers Inc.	3,439	147,017
Colony Capital Inc. Class A	18,598	339,042
Columbia Banking System Inc.	9,775	319,838
Community Bank System Inc.	7,222	347,450
Community Trust Bancorp Inc.	2,596	96,338
CommunityOne Bancorp (a)	1,876	25,964
ConnectOne Bancorp Inc.	4,721	85,261
County Bancorp Inc.	714	14,287
Cowen Group Inc. Class A (a)	16,703	60,632
Crawford & Co. Class B	2,133	24,210
CU Bancorp (a)	2,654	60,538
Customers Bancorp Inc. (a)	4,084	102,753
CVB Financial Corp.	16,758	295,108
CYS Investments Inc.	25,199	219,735
Diamond Hill Investment Group	504	93,134
Dime Community Bancshares	5,098	85,442
Donegal Group Inc.	1,325	21,346
Dynex Capital Inc.	7,751	57,512
Eagle Bancorp Inc. (a)	5,168	254,937
eHealth Inc. (a)	2,788	31,253
EMC Insurance Group Inc.	1,570	42,280
Employers Holdings Inc.	5,173	154,311
Encore Capital Group Inc. (a)	3,973	89,313
Enova International Inc. (a)	4,230	40,946
Enstar Group Ltd. (a)	1,918	315,453

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Enterprise Bancorp Inc.	1,586	$44,408
Enterprise Financial Services Corp.	3,244	101,375
Equity Bancshares Inc. Class A (a)	807	20,934
ESSA Bancorp Inc.	1,222	16,900
Essent Group Ltd. (a)	12,623	335,898
EverBank Financial Corp.	17,305	335,025
Evercore Partners Inc. Class A	6,555	337,648
EZCORP Inc. Class A (a)	8,247	91,212
F.N.B. Corp.	35,122	432,001
Farmers Capital Bank Corp.	1,218	36,102
Farmers National Banc Corp.	3,799	40,953
FBL Financial Group Inc. Class A	1,731	110,732
FBR & Co.	935	12,379
FCB Financial Holdings Inc. Class A (a)	4,955	190,421
Federal Agricultural Mortgage Corp. Class C	1,454	57,433
Federated National Holding Co.	2,068	38,651
Fidelity & Guaranty Life	2,278	52,827
Fidelity Southern Corp.	3,307	60,816
Fifth Street Asset Management Inc.	1,091	6,011
Financial Engines Inc.	9,017	267,895
Financial Institutions Inc.	2,360	63,980
First BanCorp (a)	19,348	100,610
First Bancorp (North Carolina)	3,299	65,287
First Bancorp Inc.	1,619	38,807
First Busey Corp.	5,024	113,542
First Business Financial Services Inc.	1,316	30,926
First Citizens BancShares Inc. Class A	1,276	375,004
First Commonwealth Financial Corp.	14,795	149,282
First Community Bancshares Inc.	2,542	63,042
First Community Financial Partners Inc. (a)	2,043	19,449
First Connecticut Bancorp Inc.	2,391	42,536
First Defiance Financial Corp.	1,425	63,612
First Financial Bancorp	10,406	227,267
First Financial Bankshares Inc.	10,735	391,183
First Financial Corp. Indiana	1,760	71,597
First Financial Northwest Inc.	1,367	19,370
First Foundation Inc. (a)	2,147	52,966
First Internet Bancorp	831	19,188
First Interstate BancSystem Inc.	3,212	101,210
First Merchants Corp.	6,699	179,198
First Mid-Illinois Bancshares Inc.	1,139	31,049
First Midwest Bancorp Inc.	13,633	263,935
First NBC Bank Holding Co. (a)	2,561	24,176
First Northwest Bancorp (a)	1,746	23,554
First of Long Island Corp., The	2,331	77,273
FirstCash Inc.	7,897	371,768
Flagstar Bancorp Inc. (a)	3,450	95,738
Flushing Financial Corp.	4,577	108,566
FNFV Group (a)	10,980	137,030
Franklin Financial Network Inc. (a)	1,545	57,783
Fulton Financial Corp.	28,862	419,076
Gain Capital Holdings Inc.	6,022	37,216
GAMCO Investors Inc.	766	21,808
Genworth Financial Inc. Class A (a)	71,712	355,692
German American Bancorp Inc.	2,391	93,082

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Glacier Bancorp Inc.	12,765	$364,058
Global Indemnity PLC (a)	1,355	40,244
Great Ajax Corp.	2,858	39,012
Great Southern Bancorp Inc.	1,742	70,899
Great Western Bancorp Inc.	9,924	330,668
Green Bancorp Inc. (a)	3,305	36,124
Green Dot Corp. Class A (a)	7,044	162,435
Greene County Bancorp Inc.	388	6,468
Greenhill & Co. Inc.	4,779	112,641
Greenlight Capital Re Ltd. Class A (a)	5,261	107,535
Guaranty Bancorp	2,476	44,197
Hallmark Financial Services Inc. (a)	2,453	25,241
Hancock Holding Co.	12,925	419,158
Hanmi Financial Corp.	5,153	135,730
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,108	166,114
HarborOne Bancorp Inc. (a)	2,434	38,360
HCI Group Inc.	1,462	44,386
Heartland Financial USA Inc.	3,603	129,960
Hennessy Advisors Inc.	459	16,281
Heritage Commerce Corp.	4,270	46,714
Heritage Financial Corp.	4,975	89,301
Heritage Insurance Holdings Inc.	4,402	63,433
Heritage Oaks Bancorp	3,905	32,021
Hilltop Holdings Inc. (a)	12,694	285,107
Hingham Institution for Savings	202	27,977
Home Bancorp Inc.	875	24,500
Home Bancshares Inc.	20,213	420,633
HomeStreet Inc. (a)	3,852	96,531
HomeTrust Bancshares Inc. (a)	2,837	52,484
Hope Bancorp Inc.	21,583	374,905
Horace Mann Educators Corp.	6,786	248,707
Horizon Bancorp	2,129	62,550
Houlihan Lokey Inc.	2,013	50,426
Huntington Bancshares Inc.	1	5
IBERIABANK Corp.	6,847	459,571
Impac Mortgage Holdings Inc. (a)	1,386	18,281
Independence Holding Co.	1,269	21,801
Independent Bank Corp.	4,382	237,022
Independent Bank Corp. (Michigan)	3,613	60,807
Independent Bank Group Inc.	1,825	80,610
Infinity Property & Casualty Corp.	1,852	153,031
International Bancshares Corp.	9,228	274,810
INTL FCStone Inc. (a)	2,658	103,263
Invesco Mortgage Capital	19,032	289,857
Investment Technology Group Inc.	5,564	95,367
Investors Bancorp Inc.	49,443	593,810
Investors Title Co.	227	22,586
iStar Inc. (a)	12,005	128,814
James River Group Holdings Ltd.	2,357	85,323
Janus Capital Group Inc.	24,305	340,513
KCG Holdings Inc. Class A (a)	8,652	134,366
Kearny Financial Corp.	15,856	215,800
Kemper Corp.	6,745	265,213
Ladder Capital Corp.	6,461	85,544
Ladenburg Thalmann Financial Services Inc. (a)	17,002	39,275

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Lake Sunapee Bank Group	1,225	$22,136
Lakeland Bancorp Inc.	6,945	97,508
Lakeland Financial Corp.	3,986	141,166
LCNB Corp.	1,299	23,668
LegacyTexas Financial Group Inc.	7,345	232,322
LendingClub Corp. (a)	55,601	343,614
LendingTree Inc. (a)	1,094	106,020
Live Oak Bancshares Inc.	3,146	45,365
Macatawa Bank Corp.	4,121	32,927
Maiden Holdings Ltd.	10,151	128,816
MainSource Financial Group Inc.	3,773	94,136
Manning & Napier Inc.	2,329	16,513
Marlin Business Services Corp.	1,319	25,562
MB Financial Inc.	12,245	465,800
MBIA Inc. (a)	22,467	175,018
MBT Financial Corp.	2,828	25,593
Medley Management Inc. Class A	1,008	8,477
Mercantile Bank Corp.	2,644	70,991
Merchants Bancshares Inc.	948	30,706
Meridian Bancorp Inc.	8,108	126,242
Meta Financial Group Inc.	1,353	82,005
MGIC Investment Corp. (a)	57,144	457,152
Middleburg Financial Corp.	730	20,644
Midland States Bancorp Inc.	590	14,951
MidWestOne Financial Group Inc.	1,348	40,939
Moelis & Co.	3,045	81,880
MutualFirst Financial Inc.	809	22,434
National Bank Holdings Corp. Class A	4,030	94,181
National Bankshares Inc.	1,186	43,621
National Commerce Corp. (a)	1,370	37,072
National General Holdings Corp.	8,260	183,702
National Interstate Corp.	1,192	38,776
National Western Life Group Inc. Class A	402	82,559
Nationstar Mortgage Holdings Inc. (a)	5,654	83,736
Navigators Group Inc., The	1,921	186,183
NBT Bancorp Inc.	7,087	232,950
Nelnet Inc. Class A	3,375	136,249
New Residential Investment Corp.	40,358	557,344
New York Mortgage Trust Inc.	19,290	116,126
NewStar Financial Inc. (a)	3,885	37,723
Nicolet Bankshares Inc. (a)	1,264	48,474
NMI Holdings Inc. Class A (a)	8,247	62,842
Northfield Bancorp Inc.	7,062	113,698
Northrim BanCorp Inc.	1,050	27,038
Northwest Bancshares Inc.	15,854	249,066
OceanFirst Financial Corp.	3,458	66,601
Ocwen Financial Corp. (a)	17,237	63,260
OFG Bancorp	7,286	73,661
Old Line Bancshares Inc.	1,298	25,610
Old National Bancorp	22,381	314,677
Old Second Bancorp Inc.	4,807	39,946
OM Asset Management PLC	6,576	91,472
On Deck Capital Inc. (a)	7,800	44,460
OneBeacon Insurance Group Ltd. Class A	3,421	48,852

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Oppenheimer Holdings Inc. Class A	1,622	$23,178
Opus Bank	2,826	99,956
Orchid Island Capital Inc.	4,091	42,628
Oritani Financial Corp.	6,491	102,039
Orrstown Financial Services Inc.	1,094	21,606
Owens Realty Mortgage Inc.	1,575	27,279
Pacific Continental Corp.	3,093	52,024
Pacific Mercantile Bancorp (a)	2,339	17,238
Pacific Premier Bancorp Inc. (a)	4,567	120,843
Park National Corp.	2,193	210,528
Park Sterling Corp.	8,396	68,176
Patriot National Inc. (a)	2,065	18,606
Peapack-Gladstone Financial Corp.	2,618	58,669
Penns Woods Bancorp Inc.	803	35,701
PennyMac Financial Services Inc. Class A (a)	2,351	39,991
PennyMac Mortgage Investment Trust	11,377	177,254
Peoples Bancorp Inc.	2,697	66,319
Peoples Financial Services Corp.	1,148	46,792
People’s Utah Bancorp	2,076	42,247
PHH Corp. (a)	8,689	125,556
PICO Holdings Inc. (a)	3,845	45,333
Pinnacle Financial Partners Inc.	7,209	389,863
Piper Jaffray Companies Inc. (a)	2,514	121,426
PJT Partners Inc. Class A	2,902	79,138
PRA Group Inc. (a)	7,827	270,345
Preferred Bank	1,949	69,677
Premier Financial Bancorp Inc.	1,309	22,436
Primerica Inc.	7,755	411,248
PrivateBancorp Inc.	13,096	601,368
Prosperity Bancshares Inc.	11,146	611,804
Provident Bancorp Inc. (a)	658	10,265
Provident Financial Holdings Inc.	1,004	19,638
Provident Financial Services Inc.	10,152	215,527
Pzena Investment Management Inc. Class A	2,576	19,835
QCR Holdings Inc.	1,906	60,496
Radian Group Inc.	36,064	488,667
Redwood Trust Inc.	12,726	180,200
Regional Management Corp. (a)	1,843	39,901
Renasant Corp.	6,930	233,056
Republic Bancorp Inc. Class A	1,659	51,562
Republic First Bancorp Inc. (a)	5,278	21,693
Resource Capital Corp.	5,059	64,806
RLI Corp.	6,389	436,752
S&T Bancorp Inc.	5,501	159,474
Safeguard Scientifics Inc. (a)	3,262	42,276
Safety Insurance Group Inc.	2,418	162,538
Sandy Spring Bancorp Inc.	3,902	119,323
Seacoast Banking Corporation of Florida (a)	4,855	78,117
Selective Insurance Group Inc.	9,108	363,045
ServisFirst Bancshares Inc.	3,808	197,673
Shore Bancshares Inc.	1,949	22,959
SI Financial Group Inc.	1,654	21,833
Sierra Bancorp	2,017	37,839

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Silvercrest Asset Management Group Inc. Class A	1,050	$12,464
Simmons First National Corp.	4,980	248,502
South State Corp.	3,985	299,034
Southern First Bancshares Inc. (a)	907	25,015
Southern Missouri Bancorp Inc.	897	22,335
Southern National Bancorp of Virginia Inc.	1,700	22,185
Southside Bancshares Inc.	4,093	131,713
Southwest Bancorp Inc.	3,005	57,065
State Auto Financial Corp.	2,767	65,882
State Bank Financial Corp.	5,892	134,455
State National Companies Inc.	5,045	56,100
Sterling Bancorp	21,264	372,120
Stewart Information Services Corp.	3,643	161,931
Stifel Financial Corp. (a)	10,756	413,568
Stock Yards Bancorp Inc.	3,640	119,974
Stonegate Bank	1,963	66,251
Suffolk Bancorp	1,941	67,489
Summit Financial Group Inc.	1,299	24,889
Sun Bancorp Inc.	1,715	39,548
Territorial Bancorp Inc.	1,261	36,140
Texas Capital Bancshares Inc. (a)	7,757	426,014
Third Point Reinsurance Ltd. (a)	11,053	132,636
Tiptree Financial Inc. Class A	4,735	28,126
Tompkins Financial Corp.	2,444	186,746
TowneBank	9,431	226,627
Trico Bancshares	3,399	90,991
Tristate Capital Holdings Inc. (a)	3,684	59,497
Triumph Bancorp Inc. (a)	2,497	49,540
Trupanion Inc. (a)	2,406	40,661
Trustco Bank Corp. NY	15,315	108,583
Trustmark Corp.	11,326	312,145
UMB Financial Corp.	7,494	445,518
Umpqua Holdings Corp.	36,888	555,164
Union Bankshares Corp.	7,281	194,912
Union Bankshares Inc.	589	20,061
United Bankshares Inc.	11,023	415,236
United Community Banks Inc.	11,519	242,129
United Community Financial Corp.	7,542	53,624
United Development Funding IV (b)	5,082	8,131
United Financial Bancorp Inc.	8,238	114,014
United Fire Group Inc.	3,704	156,753
United Insurance Holdings Corp.	2,848	48,359
Universal Insurance Holdings Inc.	5,459	137,567
Univest Corp. of Pennsylvania	4,423	103,322
Valley National Bancorp	41,410	402,919
Veritex Holdings Inc. (a)	1,290	22,433
Virtu Financial Inc. Class A	4,138	61,946
Virtus Investment Partners Inc.	1,025	100,306
Waddell & Reed Financial Inc. Class A	13,379	242,963
Walker & Dunlop Inc. (a)	4,558	115,135
Walter Investment Management Corp. (a)	3,174	12,886
Washington Federal Inc.	15,275	407,537
Washington Trust Bancorp Inc.	2,424	97,493
WashingtonFirst Bankshares Inc.	1,266	31,156

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Waterstone Financial Inc.	4,337	$73,686
Webster Financial Corp.	15,303	581,667
WesBanco Inc.	6,657	218,889
West Bancorporation	2,667	52,273
Westamerica Bancorporation	4,110	209,117
Western Asset Mortgage Capital Corp.	6,956	72,482
Westfield Financial Inc.	2,371	18,138
Westwood Holdings Group Inc.	1,333	70,796
Wintrust Financial Corp.	8,582	476,902
WisdomTree Investments Inc.	19,224	197,815
WMIH Corp. (a)	33,065	77,372
World Acceptance Corp. (a)	1,019	49,972
WSFS Financial Corp.	4,772	174,130
Xenith Bankshares Inc. (a)	14,870	34,350
Yadkin Financial Corp.	8,240	216,630

		50,752,914

Health Care (13.96%)
AAC Holdings Inc. (a)	1,632	28,380
Abaxis Inc.	3,649	188,361
Accelerate Diagnostics Inc. (a)	4,003	109,122
Acceleron Pharma Inc. (a)	4,520	163,582
Accuray Inc. (a)	12,960	82,555
AcelRx Pharmaceuticals Inc. (a)	5,654	21,994
Aceto Corp.	4,780	90,772
Achillion Pharmaceuticals Inc. (a)	19,565	158,476
Aclaris Therapeutics Inc. (a)	1,457	37,314
Acorda Therapeutics Inc. (a)	7,140	149,085
Adamas Pharmaceuticals Inc. (a)	2,737	44,914
Addus HomeCare Corp. (a)	1,415	37,016
Adeptus Health Inc. Class A (a)	2,344	100,909
Aduro Biotech Inc. (a)	5,802	72,119
Advaxis Inc. (a)	6,329	67,657
Adverum Biotechnologies Inc. (a)	6,303	25,905
Aerie Pharmaceuticals Inc. (a)	3,972	149,903
Agenus Inc. (a)	12,282	88,185
Agile Therapeutics Inc. (a)	2,304	16,082
Aimmune Therapeutics Inc. (a)	4,281	64,215
Air Methods Corp. (a)	5,899	185,760
Akebia Therapeutics Inc. (a)	5,981	54,128
Albany Molecular Research Inc. (a)	4,347	71,769
Alder Biopharmaceuticals Inc. (a)	7,786	255,147
Almost Family Inc. (a)	1,338	49,198
AMAG Pharmaceuticals Inc. (a)	5,797	142,084
Amedisys Inc. (a)	4,647	220,454
American Renal Associates Holdings Inc. (a)	1,439	26,291
Amicus Therapeutics Inc. (a)	24,428	180,767
AMN Healthcare Services Inc. (a)	7,876	251,008
Amphastar Pharmaceuticals Inc. (a)	5,857	111,107
Ampio Pharmaceuticals Inc. (a)	7,018	5,195
Analogic Corp.	2,073	183,668
Anavex Life Sciences Corp. (a)	5,360	19,457
Angiodynamics Inc. (a)	4,539	79,614
ANI Pharmaceuticals Inc. (a)	1,342	89,042

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Anika Therapeutics Inc. (a)	2,366	$113,213
Anthera Pharmaceuticals Inc. (a)	6,303	19,854
Applied Genetic Technologies Corp. (a)	2,067	20,215
Aptevo Therapeutics Inc. (a)	2,684	6,871
Aratana Therapeutics Inc. (a)	5,615	52,556
Ardelyx Inc. (a)	5,362	69,384
Arena Pharmaceuticals Inc. (a)	39,135	68,486
Argos Therapeutics Inc. (a)	3,461	17,201
ARIAD Pharmaceuticals Inc. (a)	29,512	404,019
Array Biopharma Inc. (a)	24,281	163,897
Arrowhead Pharmaceuticals Inc. (a)	10,084	74,117
Asterias Biotherapeutics (a)	3,503	14,853
Atara Biotherapeutics Inc. (a)	3,815	81,603
Athersys Inc. (a)	12,181	25,946
AtriCure Inc. (a)	5,146	81,410
Atrion Corp.	233	99,398
AveXis Inc. (a)	817	33,669
Avinger Inc. (a)	3,369	16,070
AxoGen Inc. (a)	3,838	34,657
Axovant Sciences Ltd. (a)	4,001	56,014
Axsome Therapeutics Inc. (a)	1,688	13,301
Bellicum Pharmaceutical Inc. (a)	3,415	67,958
BioCryst Pharmaceuticals Inc. (a)	11,761	51,866
Bio-Path Holdings Inc. (a)	13,313	18,638
BioScrip Inc. (a)	17,839	51,555
BioSpecifics Technologies Corp. (a)	954	43,569
BioTelemetry Inc. (a)	4,494	83,454
BioTime Inc. (a)	10,940	42,666
Bluebird Bio Inc. (a)	6,197	420,033
Blueprint Medicines Corp. (a)	3,276	97,297
Cambrex Corp. (a)	5,264	234,037
Cantel Medical Corp.	5,990	467,100
Capital Senior Living Corp. (a)	4,838	81,278
Cara Therapeutics Inc. (a)	4,662	38,928
Cardiovascular Systems Inc. (a)	5,363	127,318
Castlight Health Inc. Class B (a)	6,545	27,227
Catalent Inc. (a)	16,760	433,078
Celldex Therapeutics Inc. (a)	15,905	64,256
Cellular Biomedicine Group Inc. (a)	1,979	28,696
Cempra Inc. (a)	7,466	180,677
Cepheid Inc. (a)	12,110	638,076
Cerus Corp. (a)	16,636	103,310
Chemed Corp.	2,717	383,287
ChemoCentryx Inc. (a)	3,444	20,802
Chimerix Inc. (a)	7,277	40,315
ChromaDex Corp. (a)	4,746	14,143
Cidara Therapeutics Inc. (a)	1,689	19,339
Civitas Solutions Inc. (a)	2,482	45,321
Clovis Oncology Inc. (a)	5,475	197,374
Coherus Biosciences Inc. (a)	4,843	129,696
Collegium Pharmaceutical Inc. (a)	2,186	42,102
Community Health Systems Inc. (a)	18,799	216,940
Computer Programs & Systems Inc.	1,814	47,273
Concert Pharmaceuticals Inc. (a)	2,874	29,056
ConforMis Inc. (a)	5,807	57,605
Conmed Corp.	4,575	183,274

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Corcept Therapeutics Inc. (a)	12,238	$79,547
Corindus Vascular Robotics Inc. (a)	8,220	9,124
Corvel Corp. (a)	1,625	62,400
Corvus Pharmaceuticals Inc. (a)	509	8,373
Cotiviti Holdings Inc. (a)	2,143	71,855
Cross Country Healthcare Inc. (a)	5,115	60,255
CryoLife Inc.	5,125	90,046
Curis Inc. (a)	17,654	46,077
Cutera Inc. (a)	2,200	26,224
Cynosure Inc. Class A (a)	3,914	199,379
Cytokinetics Inc. (a)	5,883	54,006
CytomX Therapeutics Inc. (a)	3,286	51,524
CytRx Corp. (a)	11,818	6,953
DepoMed Inc. (a) (b)	10,086	252,049
Dermira Inc. (a)	4,078	137,918
Dimension Therapeutics Inc. (a)	1,919	15,333
Diplomat Pharmacy Inc. (a)	7,754	217,190
Durect Corp. (a)	21,922	30,472
Dyax Corp. Contingent Value Rights (a) (b)	23,324	25,890
Dynavax Technologies Corp. (a)	6,388	67,010
Eagle Pharmaceuticals Inc. (a)	1,510	105,700
Edge Therapeutics Inc. (a)	2,610	27,170
Editas Medicine Inc. (a)	1,166	15,718
Egalet Corp. (a)	3,432	26,118
Eiger BioPharmaceuticals Inc. (a)	539	7,217
Emergent Biosolutions Inc. (a)	5,368	169,253
Enanta Pharmaceuticals Inc. (a)	2,573	68,468
Endocyte Inc. (a)	6,481	20,026
Endologix Inc. (a)	13,356	170,957
Ensign Group Inc., The	7,924	159,510
Entellus Medical Inc. (a)	1,204	26,705
Enzo Biochem Inc. (a)	6,419	32,673
Epizyme Inc. (a)	6,636	65,298
Esperion Therapeutics Inc. (a)	2,419	33,503
Evolent Health Inc. Class A (a)	2,552	62,830
Exact Sciences Corp. (a)	17,558	326,052
Exactech Inc. (a)	1,714	46,329
Exelixis Inc. (a)	37,892	484,639
FibroGen Inc. (a)	8,619	178,413
Five Prime Therapeutics Inc. (a)	4,459	234,053
Flex Pharma Inc. (a)	1,701	20,038
Flexion Therapeutics Inc. (a)	3,890	76,011
Fluidigm Corp. (a)	4,743	37,991
Fortress Biotech Inc. (a)	5,274	15,664
Foundation Medicine Inc. (a)	2,203	51,440
Galena Biopharma Inc. (a)	31,466	11,023
Genesis Healthcare Inc. (a)	5,731	15,302
GenMark Diagnostics Inc. (a)	6,466	76,299
Genomic Health Inc. (a)	3,070	88,784
Geron Corp. (a)	25,848	58,416
Glaukos Corp. (a)	2,744	103,559
Global Blood Therapeutics Inc. (a)	2,877	66,315
Globus Medical Inc. Class A (a)	11,854	267,545
GlycoMimetics Inc. (a)	1,589	11,361
Haemonetics Corp. (a)	8,476	306,916

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Halozyme Therapeutics Inc. (a)	17,964	$217,005
Halyard Health Inc. (a)	7,787	269,897
HealthEquity Inc. (a)	7,295	276,116
Healthsouth Corp.	14,893	604,209
HealthStream Inc. (a)	4,249	117,272
Healthways Inc. (a)	5,412	143,202
Heron Therapeutics Inc. (a)	5,234	90,182
Heska Corp. (a)	1,033	56,226
HMS Holdings Corp. (a)	14,045	311,378
Horizon Pharma PLC (a)	27,187	492,900
ICU Medical Inc. (a)	2,475	312,790
Idera Pharmaceuticals Inc. (a)	14,292	36,588
Ignyta Inc. (a)	4,766	29,978
Immune Design Corp. (a)	3,404	25,802
ImmunoGen Inc. (a)	13,913	37,287
Immunomedics Inc. (a)	15,142	49,212
Impax Laboratories Inc. (a)	12,189	288,879
INC Research Holdings Inc. Class A (a)	6,974	310,901
Infinity Pharmaceuticals Inc. (a)	7,755	12,098
Innoviva Inc.	13,334	146,541
Inogen Inc. (a)	2,692	161,251
Inotek Pharmaceuticals Corp. (a)	2,799	26,535
Inovio Pharmaceuticals Inc. (a)	10,988	102,408
Insmed Inc. (a)	10,429	151,429
Insulet Corp. (a)	9,730	398,346
Insys Therapeutics Inc. (a)	3,805	44,861
Integer Holdings Corp. (a)	5,038	109,274
Integra LifeSciences Holdings Corp. (a)	5,055	417,290
Intellia Therapeutics Inc. (a)	1,147	19,522
Intersect ENT Inc. (a)	4,185	66,290
Intra-Cellular Therapies Inc. (a)	5,664	86,319
Invacare Corp.	5,262	58,777
Invitae Corp. (a)	3,613	31,650
InVivo Therapeutics Holdings Corp. (a)	5,348	36,366
iRadimed Corp. (a)	658	11,179
IRIDEX Corp. (a)	1,196	17,330
Ironwood Pharmaceuticals Inc. (a)	21,623	343,373
K2M Group Holdings Inc. (a)	4,212	74,889
Karyopharm Therapeutics Inc. (a)	3,703	36,030
Keryx Biopharmaceuticals Inc. (a)	13,103	69,577
Kindred Healthcare Inc.	14,033	143,417
Kite Pharma Inc. (a)	6,635	370,631
La Jolla Pharmaceutical Co. (a)	2,669	63,496
Landauer Inc.	1,641	72,992
Lannett Company Inc. (a)	4,575	121,558
LeMaitre Vascular Inc.	2,255	44,739
Lexicon Pharmaceuticals Inc. (a)	7,130	128,839
LHC Group Inc. (a)	2,470	91,094
Ligand Pharmaceuticals Inc. Class B (a)	3,202	326,796
Lion Biotechnologies Inc. (a)	8,868	72,984
Lipocine Inc. (a)	2,668	11,899
Loxo Oncology Inc. (a)	2,191	57,360
Luminex Corp. (a)	6,621	150,429
MacroGenics Inc. (a)	5,358	160,258
Magellan Health Inc. (a)	3,878	208,365

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MannKind Corp. (a)	53,096	$32,920
Masimo Corp. (a)	6,855	407,804
Medgenics Inc. (a)	4,192	23,349
Medicines Co., The (a)	11,195	422,499
MediciNova Inc. (a)	4,775	35,765
Medidata Solutions Inc. (a)	9,236	514,999
Medpace Holdings Inc. (a)	1,356	40,490
Meridian Bioscience Inc.	6,851	132,156
Merit Medical Systems Inc. (a)	7,123	173,018
Merrimack Pharmaceuticals Inc. (a)	20,105	127,667
MiMedx Group Inc. (a)	16,856	144,624
Minerva Neurosciences Inc. (a)	3,112	43,926
Mirati Therapeutics Inc. (a)	1,789	11,825
Molina Healthcare Inc. (a)	7,253	422,995
Momenta Pharmaceuticals Inc. (a)	10,675	124,791
MyoKardia Inc. (a)	1,813	29,624
Myriad Genetics Inc. (a)	11,514	236,958
NanoString Technologies Inc. (a)	2,463	49,211
NantKwest Inc. (a)	2,640	20,539
Natera Inc. (a)	4,257	47,295
National Healthcare Corp.	1,840	121,422
National Research Corp. Class A	1,572	25,608
Natus Medical Inc. (a)	5,518	216,802
Nektar Therapeutics (a)	21,820	374,868
Neogen Corp. (a)	6,143	343,639
NeoGenomics Inc. (a)	8,824	72,533
Neos Therapeutics Inc. (a)	2,197	14,456
Nevro Corp. (a)	4,026	420,274
NewLink Genetics Corp. (a)	4,332	65,067
Nobilis Health Corp. (a)	9,055	30,334
Novavax Inc. (a)	45,809	95,283
Novocure Ltd. (a)	8,272	70,643
NuVasive Inc. (a)	8,286	552,345
NxStage Medical Inc. (a)	10,498	262,345
Ocular Therapeutix Inc. (a)	3,203	22,005
Omeros Corp. (a)	7,814	87,204
Omnicell Inc. (a)	6,049	231,677
OncoMed Pharmaceuticals Inc. (a)	3,575	40,862
Ophthotech Corp. (a)	5,088	234,709
OraSure Technologies Inc. (a)	8,758	69,801
Organovo Holdings Inc. (a)	14,405	54,595
Orthofix International NV (a)	2,903	124,161
Osiris Therapeutics Inc.	3,118	15,465
Otonomy Inc. (a)	3,934	71,559
OvaScience Inc. (a)	5,102	36,530
Owens & Minor Inc.	10,502	364,734
Oxford Immunotec Global PLC (a)	3,617	45,430
Pacific Biosciences of California Inc. (a)	13,794	123,594
Pacira Pharmaceuticals Inc. (a)	6,039	206,655
Paratek Pharmaceuticals Inc. (a)	3,413	44,403
Parexel International Corp. (a)	8,799	611,091
PDL BioPharma Inc.	28,261	94,674
Penumbra Inc. (a)	4,292	326,149
Pfenex Inc. (a)	3,204	28,676
PharmAthene Inc. (a)	10,024	29,070

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PharMerica Corp. (a)	4,918	$138,048
Phibro Animal Health Corp. Class A	3,086	83,877
Portola Pharmaceuticals Inc. (a)	8,109	184,155
PRA Health Sciences Inc. (a)	4,007	226,436
Press Ganey Holdings Inc. (a)	3,683	148,793
Prestige Brands Holdings Inc. (a)	8,922	430,665
Progenics Pharmaceuticals Inc. (a)	11,461	72,548
Protagonist Therapeutics Inc. (a)	1,263	26,687
Proteostasis Therapeutics Inc. (a)	1,837	28,639
Prothena Corp. PLC (a)	5,792	347,346
Providence Service Corp. (a)	2,143	104,214
PTC Therapeutics Inc. (a)	5,458	76,467
Puma Biotechnology Inc. (a)	4,102	275,039
Quality Systems Inc.	8,455	95,711
Quidel Corp. (a)	4,357	96,246
Quorum Health Corp. (a)	4,883	30,616
Radius Health Inc. (a)	5,220	282,350
RadNet Inc. (a)	6,530	48,322
Raptor Pharmaceutical Corp. (a)	14,034	125,885
Reata Pharmaceuticals Inc. Class A (a)	926	24,409
REGENXBIO Inc. (a)	3,261	45,687
Regulus Therapeutics Inc. (a)	6,320	20,856
Repligen Corp. (a)	5,562	167,917
Retrophin Inc. (a)	5,975	133,720
Revance Therapeutics Inc. (a)	3,356	54,401
Rigel Pharmaceuticals Inc. (a)	14,722	54,030
Rockwell Medical Inc. (a)	7,927	53,111
RTI Surgical Inc. (a)	9,588	30,010
Sage Therapeutics Inc. (a)	5,167	237,940
Sangamo BioSciences Inc. (a)	11,157	51,657
Sarepta Therapeutics Inc. (a)	7,067	433,984
SciClone Pharmaceuticals Inc. (a)	8,124	83,271
Second Sight Medical Products Inc (a)	2,202	7,751
Select Medical Holdings Corp. (a)	18,089	244,202
Senseonics Holdings Inc. (a)	4,424	17,254
Seres Therapeutics Inc. (a)	2,927	35,973
Sorrento Therapeutics Inc. (a)	4,558	35,279
Spark Therapeutics Inc. (a)	3,277	196,817
Spectranetics Corp., The (a)	7,134	178,992
Spectrum Pharmaceuticals Inc. (a)	12,944	60,448
STAAR Surgical Co. (a)	6,555	61,617
Stemline Therapeutics Inc. (a)	3,764	40,764
Sucampo Pharmaceuticals Inc. Class A (a)	4,006	49,314
Supernus Pharmaceuticals Inc. (a)	7,730	191,163
Surgery Partners Inc. (a)	3,070	62,137
Surgical Care Affiliates Inc. (a)	4,436	216,299
SurModics Inc. (a)	2,214	66,619
Syndax Pharmaceuticals Inc. (a)	737	11,173
Synergy Pharmaceuticals Inc. (a)	29,874	164,606
Synthetic Biologics Inc. (a)	12,130	20,864
T2 Biosystems Inc. (a)	2,460	17,810
Tandem Diabetes Care Inc. (a)	2,771	21,226
Team Health Holdings Inc. (a)	11,407	371,412
Teladoc Inc. (a)	3,369	61,686
Teligent Inc. (a)	7,876	59,858

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Tesaro Inc. (a)	4,470	$448,073
Tetraphase Pharmaceuticals Inc. (a)	5,829	22,325
TG Therapeutics Inc. (a)	5,895	45,627
TherapeuticsMD Inc. (a)	24,758	168,602
Theravance Biopharma Inc. (a)	5,989	217,041
Titan Pharmaceuticals Inc. (a)	3,058	17,981
Tobira Therapeutics Inc. (a)	1,721	68,393
Tokai Pharmaceuticals Inc. (a)	1,439	2,202
TransEnterix Inc. (a)	12,160	20,550
Trevena Inc. (a)	7,309	49,336
Triple-S Management Corp. Class B (a)	3,930	86,185
Trovagene Inc. (a)	4,704	21,121
U.S. Physical Therapy Inc.	2,033	127,469
Ultragenyx Pharmaceutical Inc. (a)	6,015	426,704
Universal American Corp.	8,329	63,717
USMD Holdings Inc. (a)	352	7,969
Utah Medical Products Inc.	570	34,086
Vanda Pharmaceuticals Inc. (a)	6,101	101,521
Vascular Solutions Inc. (a)	2,815	135,767
Veracyte Inc. (a)	2,099	15,973
Versartis Inc. (a)	4,437	54,353
ViewRay Inc. (a)	1,036	4,683
Vitae Pharmaceuticals Inc. (a)	4,304	90,040
Vital Therapies Inc. (a)	3,564	21,812
Vocera Communications Inc. (a)	4,221	71,335
Voyager Therapeutics Inc. (a)	1,900	22,819
vTv Therapeutics Inc. Class A (a)	3,268	23,497
WaVe Life Sciences Ltd. (a)	1,186	38,509
Wright Medical Group NV (a)	17,137	420,371
XBiotech Inc. (a)	2,857	38,455
Xencor Inc. (a)	5,288	129,503
Zafgen Inc. (a)	3,679	12,177
Zeltiq Aesthetics Inc. (a)	5,848	229,359
ZIOPHARM Oncology Inc. (a)	20,004	112,623
Zogenix Inc. (a)	3,889	44,451

		41,282,498

Industrials (13.84%)
Aaon Inc.	6,623	190,875
AAR Corp.	5,465	171,164
ABM Industries Inc.	9,360	371,592
Acacia Research Corp.	8,391	54,709
Acco Brands Corp. (a)	17,990	173,424
Actuant Corp. Class A	9,915	230,425
Advanced Drainage Systems Inc.	5,733	137,936
Advisory Board Co., The (a)	6,952	311,032
Aegion Corp. (a)	5,689	108,489
Aerojet Rocketdyne Holdings Inc. (a)	9,802	172,319
Aerovironment Inc. (a)	3,396	82,896
Air Transport Services Group Inc. (a)	8,246	118,330
Aircastle Ltd.	7,941	157,708
Alamo Group Inc.	1,531	100,878
Albany International Corp. Class A	4,707	199,483
Allegiant Travel Co.	2,207	291,478
Allied Motion Technologies Inc.	969	18,324

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Altra Industrial Motion Corp.	4,259	$123,383
Ameresco Inc. Class A (a)	3,363	17,689
American Railcar Industries Inc.	1,302	53,994
American Superconductor Corp. (a)	1,860	13,039
American Woodmark Corp. (a)	2,285	184,102
Apogee Enterprises Inc.	4,814	215,138
Applied Industrial Technologies Inc.	6,007	280,765
Aqua Metals Inc. (a)	1,681	14,894
ARC Document Solutions Inc. (a)	6,566	24,557
ArcBest Corp.	4,213	80,131
Argan Inc.	2,239	132,526
Armstrong Flooring Inc. (a)	3,829	72,292
Astec Industries Inc.	3,205	191,883
Astronics Corp. (a)	3,206	144,430
Atkore International Group Inc. (a)	2,021	37,874
Atlas Air Worldwide Holdings Inc. (a)	4,040	172,993
AZZ Inc.	4,285	279,682
Babcock & Wilcox Enterprises Inc. (a)	7,531	124,262
Barnes Group Inc.	8,460	343,053
Barrett Business Services Inc.	1,197	59,383
Beacon Roofing Supply Inc. (a)	9,998	420,616
Blue Bird Corp. (a)	864	12,623
BMC Stock Holdings Inc. (a)	9,087	161,113
Brady Corp.	7,728	267,466
Briggs & Stratton Corp.	6,967	129,935
Brink’s Co., The	7,452	276,320
Builders FirstSource Inc. (a)	13,832	159,206
CaesarStone Ltd. (a)	4,076	153,706
CAI International Inc. (a)	2,816	23,288
Casella Waste Systems Inc. Class A (a)	6,749	69,515
CBIZ Inc. (a)	8,149	91,187
CEB Inc.	5,449	296,807
CECO Environmental Corp.	4,803	54,178
Celadon Group Inc.	4,345	37,975
Chart Industries Inc. (a)	5,108	167,696
CIRCOR International Inc.	2,763	164,564
Clarcor Inc.	7,962	517,530
Cogint Inc. (a)	2,417	12,303
Columbus McKinnon Corp.	3,248	57,944
Comfort Systems USA Inc.	6,086	178,381
Continental Building Products Inc. (a)	5,804	121,826
Costamare Inc.	4,194	38,333
Covenant Transport Group Inc. Class A (a)	1,851	35,780
CRA International Inc. (a)	1,447	38,476
CSW Industrials Inc. (a)	2,358	76,376
Cubic Corp.	4,318	202,126
Curtiss-Wright Corp.	7,337	668,474
Deluxe Corp.	8,164	545,518
DigitalGlobe Inc. (a)	10,503	288,833
Douglas Dynamics Inc.	3,633	116,038
Ducommun Inc. (a)	1,639	37,435
DXP Enterprises Inc. (a)	2,305	64,978
Dycom Industries Inc. (a)	5,121	418,795
Dynamic Materials Corp.	2,248	23,964
Echo Global Logistics Inc. (a)	4,831	111,403

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
EMCOR Group Inc.	10,107	$602,579
Encore Wire Corp.	3,345	122,996
Energous Corp. (a)	2,413	47,319
Energy Recovery Inc. (a)	5,664	90,511
EnerSys	7,285	504,049
Engility Holdings Inc. (a)	3,068	96,642
Ennis Inc.	4,220	71,107
EnPro Industries Inc.	3,571	202,904
ESCO Technologies Inc.	4,209	195,382
Essendant Inc.	6,233	127,901
Esterline Technologies Corp. (a)	4,965	377,539
ExOne Co., The (a)	1,722	26,209
Exponent Inc.	4,236	216,290
Federal Signal Corp.	9,774	129,603
Forward Air Corp.	4,883	211,239
Franklin Covey Co. (a)	1,870	33,305
Franklin Electric Co. Inc.	7,648	311,350
Freightcar America Inc.	2,061	29,637
FTI Consulting Inc. (a)	6,904	307,642
FuelCell Energy Inc. (a)	4,459	24,168
G&K Services Inc. Class A	3,287	313,876
GATX Corp.	6,876	306,326
Gencor Industries Inc. (a)	1,256	15,041
Generac Holdings Inc. (a)	10,987	398,828
General Cable Corp.	8,389	125,667
Gibraltar Industries Inc. (a)	5,227	194,183
Global Brass & Copper Holdings Inc.	3,485	100,682
GMS Inc. (a)	1,163	25,853
Gorman-Rupp Co., The	2,884	73,859
GP Strategies Corp. (a)	2,137	52,613
Graham Corp.	1,712	32,699
Granite Construction Inc.	6,638	330,174
Great Lakes Dredge & Dock Co. (a)	10,129	35,452
Greenbrier Companies Inc., The	4,470	157,791
Griffon Corp.	5,187	88,231
H&E Equipment Services Inc.	5,299	88,811
Hardinge Inc.	1,810	20,145
Harsco Corp.	13,616	135,207
Hawaiian Holdings Inc. (a)	8,835	429,381
HC2 Holdings Inc. (a)	5,552	30,258
Healthcare Services Group Inc.	11,797	466,925
Heartland Express Inc.	7,727	145,886
Heidrick & Struggles International Inc.	3,003	55,706
Heritage-Crystal Clean Inc. (a)	2,188	29,057
Herman Miller Inc.	10,097	288,774
Hill International Inc. (a)	5,362	24,719
Hillenbrand Inc.	9,783	309,534
HNI Corp.	7,597	302,361
Hub Group Inc. (a)	5,663	230,824
Hurco Companies Inc.	1,117	31,354
Huron Consulting Group Inc. (a)	3,705	221,411
Hyster-Yale Materials Handling Inc.	1,530	91,999
ICF International Inc. (a)	3,034	134,467
IES Holdings Inc. (a)	1,246	22,166
Innerworkings Inc. (a)	6,513	61,352

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Insperity Inc.	2,611	$189,663
Insteel Industries Inc.	2,831	102,595
Interface Inc.	10,788	180,052
John Bean Technologies Corp.	4,899	345,624
Joy Global Inc.	16,523	458,348
Kadant Inc.	1,775	92,495
Kaman Corp.	4,566	200,539
Kelly Services Inc. Class A	4,891	94,005
Kennametal Inc.	13,247	384,428
Keyw Holding Corp., The (a)	6,091	67,245
Kforce Inc.	4,029	82,554
Kimball International Inc. Class B	6,032	78,054
KLX Inc. (a)	8,745	307,824
Knight Transportation Inc.	11,195	321,185
Knoll Inc.	7,891	180,309
Korn/Ferry International	9,736	204,456
Kratos Defense & Security Solutions Inc. (a)	7,417	51,103
Lawson Products Inc. (a)	1,004	17,801
Layne Christensen Co. (a)	2,841	24,177
Lindsay Corp.	1,758	130,057
LSI Industries Inc.	4,010	45,032
Lydall Inc. (a)	2,766	141,426
Manitowoc Company Inc., The	20,951	100,355
Marten Transport Ltd.	3,732	78,372
Masonite International Corp. (a)	5,125	318,621
MasTec Inc. (a)	11,001	327,170
Matson Inc.	7,172	286,019
Matthews International Corp. Class A	5,371	326,342
McGrath Rentcorp	3,866	122,591
Mercury Systems Inc. (a)	6,381	156,781
Meritor Inc. (a)	14,021	156,054
Milacron Holdings Corp. (a)	2,458	39,230
Miller Industries Inc.	1,840	41,934
Mistras Group Inc. (a)	2,854	66,983
Mobile Mini Inc.	7,524	227,225
Moog Inc. Class A (a)	5,394	321,159
MRC Global Inc. (a)	15,567	255,766
MSA Safety Inc.	5,221	303,027
Mueller Industries Inc.	9,393	304,521
Mueller Water Products Inc.	26,146	328,132
Multi-Color Corp.	2,252	148,632
MYR Group Inc. (a)	2,527	76,063
National Presto Industries Inc.	786	69,003
Navigant Consulting Inc. (a)	7,879	159,313
Navistar International Corp. (a)	8,179	187,217
NCI Building Systems Inc. (a)	4,342	63,350
Neff Corp. Class A (a)	1,725	16,388
NL Industries Inc. (a)	1,105	4,343
NN Inc.	4,446	81,140
NOW Inc. (a)	18,041	386,619
NV5 Global Inc. (a)	1,207	38,998
Omega Flex Inc.	508	19,588
On Assignment Inc. (a)	8,586	311,586
Orion Group Holdings Inc. (a)	4,710	32,264
P.A.M. Transportation Services Inc. (a)	493	9,870

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Park-Ohio Holdings Corp.	1,418	$51,686
Patrick Industries Inc. (a)	2,399	148,546
PGT Inc. (a)	7,872	83,994
Plug Power Inc. (a)	28,560	48,838
Ply Gem Holdings Inc. (a)	3,678	49,138
Powell Industries Inc.	1,447	57,952
Power Solutions International Inc. (a)	774	7,934
Preformed Line Products Co.	463	19,525
Primoris Services Corp.	6,620	136,372
Proto Labs Inc. (a)	4,075	244,133
Quad Graphics Inc.	4,816	128,684
Quanex Building Products Corp.	5,968	103,008
Radiant Logistics Inc. (a)	6,422	18,238
Raven Industries Inc.	5,936	136,706
RBC Bearings Inc. (a)	3,781	289,171
Resources Connection Inc.	5,867	87,653
Rexnord Corp. (a)	13,734	294,045
Roadrunner Transportation Systems Inc. (a)	5,222	41,672
RPX Corp. (a)	8,329	89,037
Rush Enterprises Inc. Class A (a)	5,047	123,551
Rush Enterprises Inc. Class B (a)	901	21,903
Saia Inc. (a)	4,244	127,150
Scorpio Bulkers Inc. (a)	10,876	37,631
Simpson Manufacturing Co. Inc.	6,949	305,409
SiteOne Landscape Supply Inc. (a)	1,914	68,770
SkyWest Inc.	8,430	222,636
Sparton Corp. (a)	1,625	42,672
SPX Corp. (a)	6,954	140,054
SPX FLOW Inc. (a)	5,840	180,573
Standard Plus Corp. (a)	2,835	72,491
Standex International Corp.	2,113	196,234
Steelcase Inc.	14,172	196,849
Sun Hydraulics Corp.	3,820	123,271
Sunrun Inc. (a)	10,362	65,281
Supreme Industries Inc. Class A	2,105	40,626
Swift Transportation Co. (a)	12,231	262,600
Taser International Inc. (a)	8,645	247,333
Team Inc. (a)	4,808	157,270
Teledyne Technologies Inc. (a)	5,698	614,985
Tennant Co.	2,886	187,013
Tetra Tech Inc.	9,220	327,033
Textainer Group Holdings Ltd.	3,502	26,230
Thermon Group Holdings Inc. (a)	5,195	102,601
Titan International Inc.	7,123	72,085
Titan Machinery Inc. (a)	2,775	28,860
TRC Companies Inc. (a)	3,385	29,348
Trex Co. Inc. (a)	4,883	286,730
TriMas Corp. (a)	7,777	144,730
TriNet Group Inc. (a)	6,956	150,458
Triton International Ltd. of Bermuda	6,784	89,481
Triumph Group Inc.	8,364	233,188
TrueBlue Inc. (a)	7,031	159,322
Tutor Perini Corp. (a)	6,274	134,703
UniFirst Corp.	2,540	334,924
Univar Inc. (a)	7,093	154,982

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Universal Forest Products Inc.	3,313	$326,297
Universal Logistics Holdings Inc.	1,455	19,526
US Ecology Inc.	3,597	161,289
USA Truck Inc. (a)	1,536	15,729
Vectrus Inc. (a)	1,844	28,084
Veritiv Corp. (a)	1,408	70,639
Viad Corp.	3,539	130,483
Vicor Corp. (a)	2,750	31,900
Virgin American Inc. (a)	3,208	171,660
VSE Corp.	1,452	49,353
Wabash National Corp. (a)	10,643	151,556
WageWorks Inc. (a)	6,134	373,622
Watts Water Technologies Inc.	4,668	302,673
Werner Enterprises Inc.	7,438	173,082
Wesco Aircraft Holdings Inc. (a)	9,221	123,838
West Corp.	7,243	159,925
Willis Lease Finance Corp. (a)	697	16,568
Woodward Inc.	8,813	550,636
XPO Logistics Inc. (a)	16,422	602,195
YRC Worldwide Inc. (a)	5,352	65,937

		40,931,753

Information Technology (17.77%)
2U Inc. (a)	6,053	231,770
3D Systems Corp. (a)	18,056	324,105
8x8 Inc. (a)	14,629	225,725
A10 Networks Inc. (a)	7,195	76,915
Acacia Communications Inc. (a)	865	89,337
ACI Worldwide Inc. (a)	19,422	376,398
Actua Corp. (a)	5,989	77,558
Acxiom Corp. (a)	13,114	349,488
Adtran Inc.	8,145	155,895
Advanced Energy Industries Inc. (a)	6,638	314,110
Advanced Micro Devices Inc. (a)	125,216	865,243
Aerohive Networks Inc. (a)	3,613	22,003
Agilysys Inc. (a)	2,449	27,233
Alarm.com Holdings Inc. (a)	1,703	49,149
ALJ Regional Holdings Inc. (a)	3,100	14,570
Alpha & Omega Semiconductor Ltd. (a)	2,890	62,771
Ambarella Inc. (a)	5,385	396,390
Amber Road Inc. (a)	3,180	30,687
American Software Inc. Class A	4,191	46,520
Amkor Technology Inc. (a)	17,010	165,337
Angie’s List Inc. (a)	6,644	65,842
Anixter International Inc. (a)	4,898	315,921
Apigee Corp. (a)	2,494	43,396
AppFolio Inc. Class A (a)	1,223	23,775
Applied Micro Circuits Corp. (a)	12,387	86,090
Applied Optoelectronics Inc. (a)	2,683	59,589
Aspen Technology Inc. (a)	13,874	649,164
Autobytel Inc. (a)	1,358	24,172
AVG Technologies NV (a)	6,956	173,970
Avid Technology Inc. (a)	5,127	40,708
AVX Corp.	8,014	110,513
Axcelis Technologies Inc. (a)	4,964	65,922

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Badger Meter Inc.	4,666	$156,358
Bankrate Inc. (a)	7,897	66,967
Barracuda Networks Inc. (a)	3,608	91,932
Bazaarvoice Inc. (a)	13,337	78,822
Bel Fuse Inc.	1,475	35,606
Belden Inc.	7,016	484,034
Benchmark Electronics Inc. (a)	8,167	203,767
Benefitfocus Inc. (a)	2,118	84,551
Black Box Corp.	2,446	33,999
Blackbaud Inc.	7,891	523,489
Blackhawk Network Holdings Inc. (a)	9,326	281,365
Blucora Inc. (a)	6,640	74,368
Bottomline Technologies Inc. (a)	6,649	154,988
Box Inc. Class A (a)	7,988	125,891
Brightcove Inc. (a)	4,964	64,780
BroadSoft Inc. (a)	4,859	226,186
Brooks Automation Inc.	11,232	152,868
Cabot Microelectronics Corp.	3,892	205,926
CACI International Inc. Class A (a)	4,093	412,984
CalAmp Corp. (a)	5,803	80,952
Calix Inc. (a)	7,040	51,744
Callidus Software Inc. (a)	10,308	189,152
Carbonite Inc. (a)	3,031	46,556
Cardtronics PLC Class A (a)	7,617	339,718
Care.com Inc. (a)	2,756	27,450
Cass Information Systems Inc.	1,871	105,992
Cavium Inc. (a)	10,723	624,079
CEVA Inc. (a)	3,304	115,871
ChannelAdvisor Corp. (a)	3,828	49,496
Ciena Corp. (a)	23,028	502,010
Cimpress NV (a)	4,218	426,777
Cirrus Logic Inc. (a)	10,478	556,906
Clearfield Inc. (a)	1,960	36,848
Coherent Inc. (a)	4,054	448,129
Cohu Inc.	4,254	49,942
CommVault Systems Inc. (a)	6,525	346,673
comScore Inc. (a)	7,950	243,747
Comtech Telecommunications Corp.	3,885	49,767
Control4 Corp. (a)	3,232	39,689
Convergys Corp.	14,979	455,661
Cornerstone OnDemand Inc. (a)	8,490	390,116
CPI Card Group Inc.	3,871	23,381
Cray Inc. (a)	6,618	155,788
CSG Systems International Inc.	5,340	220,702
CTS Corp.	5,130	95,418
Cvent Inc. (a)	4,975	157,757
Daktronics Inc.	6,536	62,353
Datalink Corp. (a)	3,452	36,626
DHI Group Inc. (a)	8,209	64,769
Diebold Inc.	11,541	286,101
Digi International Inc. (a)	4,021	45,839
Digimarc Corp. (a)	1,795	68,838
Diodes Inc. (a)	6,370	135,936
DSP Group Inc. (a)	3,748	45,013
DTS Inc.	2,945	125,280
EarthLink Holdings Corp.	17,454	108,215

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Eastman Kodak Co. (a)	2,849	$42,735
Ebix Inc.	4,162	236,610
Electro Scientific Industries Inc. (a)	4,305	24,280
Electronics for Imaging Inc. (a)	7,796	381,380
Ellie Mae Inc. (a)	5,477	576,728
EMCORE Corp.	4,362	24,863
Endurance International Group Holdings Inc. (a)	9,975	87,281
EnerNOC Inc. (a)	4,546	24,594
Entegris Inc. (a)	23,843	415,345
Envestnet Inc. (a)	7,001	255,186
EPAM Systems Inc. (a)	8,092	560,857
EPIQ Systems Inc.	3,936	64,905
ePlus Inc. (a)	1,045	98,658
EVERTEC Inc.	10,639	178,522
Everyday Health Inc. (a)	4,593	35,320
Exa Corp. (a)	2,219	35,615
Exar Corp. (a)	6,677	62,163
Exlservice Holdings Inc. (a)	5,523	275,266
Extreme Networks Inc. (a)	16,553	74,323
Fabrinet (a)	5,794	258,354
Fair Isaac Corp.	5,179	645,252
FARO Technologies Inc. (a)	2,806	100,876
Finisar Corp. (a)	17,877	532,735
Five9 Inc. (a)	5,428	85,111
Fleetmatics Group Ltd. PLC (a)	6,589	395,208
Formfactor Inc. (a)	11,501	124,786
Forrester Research Inc.	1,671	65,002
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	5,492	300,962
GigPeak Inc. (a)	9,585	22,525
Global Sources Ltd. (a)	1,241	10,524
Globant SA (a)	4,244	178,757
Glu Mobile Inc. (a)	17,108	38,322
Gogo Inc. (a)	9,374	103,489
GrubHub Inc. (a)	13,509	580,752
GTT Communications Inc. (a)	4,356	102,497
Guidance Software Inc. (a)	3,878	23,113
Hackett Group Inc., The	3,990	65,915
Harmonic Inc. (a)	12,645	74,985
Hortonworks Inc. (a)	6,602	55,127
HubSpot Inc. (a)	4,885	281,474
II-VI Inc. (a)	9,816	238,823
Immersion Corp. (a)	4,497	36,696
Imperva Inc. (a)	4,758	255,552
Impinj Inc. (a)	930	34,801
inContact Inc. (a)	9,849	137,689
Infinera Corp. (a)	23,189	209,397
Infoblox Inc. (a)	9,325	245,900
Information Services Group Inc. (a)	5,071	20,233
Inphi Corp. (a)	6,650	289,342
Insight Enterprises Inc. (a)	6,069	197,546
Instructure Inc. (a)	1,705	43,256
Integrated Device Technology Inc. (a)	22,615	522,406
Interactive Intelligence Group (a)	2,964	178,255
InterDigital Inc.	5,836	462,211

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Intersil Corp. Class A	22,511	$493,666
Intralinks Holdings Inc. (a)	6,922	69,635
InvenSense Inc. (a)	13,467	99,925
Itron Inc. (a)	5,536	308,687
Ixia (a)	10,550	131,875
IXYS Corp.	4,289	51,682
j2 Global Inc.	7,861	523,621
Jive Software Inc. (a)	9,359	39,869
Kimball Electronics Inc. (a)	4,808	66,639
Knowles Corp. (a)	14,562	204,596
Kopin Corp. (a)	10,894	23,749
KVH Industries Inc. (a)	2,582	22,747
Lattice Semiconductor Corp. (a)	19,768	128,294
Limelight Networks Inc. (a)	10,061	18,814
Lionbridge Technologies Inc. (a)	10,324	51,620
Liquidity Services Inc. (a)	4,213	47,354
Littelfuse Inc.	3,708	477,627
LivePerson Inc. (a)	8,559	71,981
LogMeIn Inc.	4,228	382,169
Lumentum Holdings Inc. (a)	8,496	354,878
MACOM Technology Solutions Holdings Inc. (a)	3,916	165,803
Majesco (a)	949	4,830
ManTech International Corp. Class A	4,068	153,323
Marchex Inc. Class B (a)	5,657	15,670
MAXIMUS Inc.	10,757	608,416
MaxLinear Inc. Class A (a)	9,304	188,592
Maxwell Technologies Inc. (a)	5,060	26,110
MeetMe Inc. (a)	6,741	41,794
Mentor Graphics Corp.	18,031	476,740
Mesa Laboratories Inc.	510	58,324
Methode Electronics Inc.	6,043	211,324
Microsemi Corp. (a)	19,037	799,173
MicroStrategy Inc. (a)	1,580	264,555
MINDBODY, Inc. Class A (a)	2,338	45,965
Mitek Systems Inc. (a)	4,839	40,115
MKS Instruments Inc.	8,918	443,492
MobileIron Inc. (a)	7,628	20,977
Model N Inc. (a)	3,658	40,640
MoneyGram International Inc. (a)	4,673	33,178
Monolithic Power Systems Inc.	6,526	525,343
Monotype Imaging Holdings Inc.	6,677	147,628
Monster Worldwide Inc. (a)	14,783	53,367
MTS Systems Corp.	2,779	127,917
Nanometrics Inc. (a)	3,954	88,332
NCI Inc. Class A	981	11,350
NeoPhotonics Corp. (a)	5,049	82,501
NETGEAR Inc. (a)	5,463	330,457
NetScout Systems Inc. (a)	14,903	435,913
NeuStar Inc. Class A (a)	3,878	103,116
New Relic Inc. (a)	3,610	138,335
NIC Inc.	10,620	249,570
Nimble Storage Inc. (a)	10,335	91,258
Novanta Inc. (a)	5,274	91,504
NumereX Corp. Class A (a)	2,118	16,478
NVE Corp.	790	46,563

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Oclaro Inc. (a)	18,817	$160,885
OSI Systems Inc. (a)	2,900	189,602
Park City Group Inc. (a)	2,134	25,181
Park Electrochemical Corp.	3,304	57,390
Paycom Software Inc. (a)	7,387	370,310
Paylocity Holding Corp. (a)	3,556	158,100
PC Connection Inc.	1,843	48,692
PDF Solutions Inc. (a)	4,406	80,057
Pegasystems Inc.	5,955	175,613
Perficient Inc. (a)	5,862	118,119
PFSweb Inc. (a)	2,434	21,736
Photronics Inc. (a)	10,609	109,379
Planet Payment Inc. (a)	6,979	25,892
Plantronics Inc.	5,501	285,832
Plexus Corp. (a)	5,527	258,553
Power Integrations Inc.	4,533	285,715
Progress Software Corp. (a)	8,329	226,549
Proofpoint Inc. (a)	6,861	513,546
PROS Holdings Inc. (a)	4,171	94,306
Pure Storage Inc. Class A (a)	11,183	151,530
Q2 Holdings Inc. (a)	4,209	120,630
QAD Inc. Class A	1,587	35,517
Qualys Inc. (a)	4,485	171,282
QuinStreet Inc. (a)	5,956	17,987
Quotient Technology Inc. (a)	10,556	140,500
Radisys Corp. (a)	5,791	30,953
Rambus Inc. (a)	18,009	225,112
Rapid7 Inc. (a)	3,221	56,851
Realnetworks Inc. (a)	3,704	16,520
RealPage Inc. (a)	8,921	229,270
Reis Inc.	1,438	29,421
RetailMeNot Inc. (a)	6,807	67,321
Rightside Group Ltd. (a)	1,751	15,934
RingCentral Inc. Class A (a)	9,664	228,650
Rofin-Sinar Technologies Inc. (a)	4,550	146,419
Rogers Corp. (a)	2,994	182,874
Rosetta Stone Inc. (a)	3,064	25,983
Rubicon Project Inc., The (a)	6,138	50,823
Rudolph Technologies Inc. (a)	4,897	86,873
Sanmina Corp. (a)	12,384	352,572
Sapiens International Corp. NV	3,902	49,829
ScanSource Inc. (a)	4,166	152,059
Science Applications International Corp.	7,118	493,776
SecureWorks Corp. Class A (a)	944	11,809
Semtech Corp. (a)	10,708	296,933
ServiceSource International Inc. (a)	9,679	47,234
ShoreTel Inc. (a)	11,350	90,800
Shutterstock Inc. (a)	3,161	201,356
Sigma Designs Inc. (a)	5,575	43,429
Silicom Ltd.	910	37,674
Silicon Graphics International Corp. (a)	5,827	44,868
Silicon Laboratories Inc. (a)	6,836	401,957
Silver Spring Networks Inc. (a)	6,232	88,370
Sonus Networks Inc. (a)	8,115	63,135
SPS Commerce Inc. (a)	2,831	207,824

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Stamps.com Inc. (a)	2,733	$258,296
Stratasys Ltd. (a)	8,190	197,297
Super Micro Computer Inc. (a)	6,384	149,194
Sykes Enterprises Inc. (a)	6,522	183,464
Synaptics Inc. (a)	5,865	343,572
Synchronoss Technologies Inc. (a)	6,988	287,766
SYNNEX Corp.	4,881	556,971
Syntel Inc. (a)	5,503	230,631
Systemax Inc.	1,932	15,301
Take-Two Interactive Software Inc. (a)	13,943	628,550
Tangoe Inc. (a)	4,651	38,371
Tech Data Corp. (a)	5,780	489,624
TechTarget (a)	3,337	26,896
TeleNav Inc. (a)	5,549	31,796
TeleTech Holdings Inc.	2,693	78,070
Tessera Technologies Inc.	8,115	311,941
TiVo Corp. (a)	19,504	379,933
Travelport Worldwide Ltd.	19,647	295,294
TrueCar Inc. (a)	8,916	84,167
TTM Technologies Inc. (a)	11,914	136,415
TubeMogul Inc. (a)	3,610	33,826
Ubiquiti Networks Inc. (a)	4,302	230,157
Ultra Clean Holdings Inc. (a)	5,060	37,495
Ultratech Inc. (a)	3,609	83,296
Unisys Corp. (a)	8,735	85,079
Universal Display Corp. (a)	6,960	386,350
USA Technologies Inc. (a)	5,862	32,857
Varonis Systems Inc. (a)	1,758	52,916
VASCO Data Security International Inc. (a)	5,031	88,596
Veeco Instruments Inc. (a)	6,506	127,713
Verint Systems Inc. (a)	10,355	389,659
ViaSat Inc. (a)	7,442	555,545
Viavi Solutions Inc. (a)	39,694	293,339
Virnetx Holding Corp. (a)	8,291	25,370
Virtusa Corp. (a)	4,607	113,701
Vishay Intertechnology Inc.	23,005	324,140
Vishay Precision Group Inc. (a)	2,191	35,122
Web.com Group Inc. (a)	7,087	122,392
WebMD Health Corp. (a)	6,268	311,520
Workiva Inc. (a)	3,579	64,887
Xactly Corp. (a)	3,772	55,524
Xcerra Corp. (a)	8,975	54,388
XO Group Inc. (a)	4,360	84,279
Zendesk Inc. (a)	13,663	419,591
Zix Corp. (a)	9,173	37,609

		52,537,455

Materials (4.61%)
A. Schulman Inc.	4,716	137,330
AEP Industries Inc.	661	72,294
AgroFresh Solutions Inc. (a)	3,481	18,414
AK Steel Holding Corp. (a)	39,199	189,331
Allegheny Technologies Inc.	18,039	325,965
American Vanguard Corp.	4,770	76,606

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Ampco-Pittsburgh Corp.	1,352	$14,994
Balchem Corp.	5,314	411,994
Boise Cascade Co. (a)	6,434	163,424
Calgon Carbon Corp.	8,490	128,793
Carpenter Technology Corp.	7,675	316,670
Century Aluminum Co. (a)	8,005	55,635
Chase Corp.	1,182	81,700
Chemours Co., The	30,739	491,824
Chemtura Corp. (a)	10,749	352,675
Clearwater Paper Corp. (a)	2,803	181,270
Cliffs Natural Resources Inc. (a)	37,097	217,017
Codexis Inc. (a)	5,364	23,816
Coeur Mining Inc. (a)	27,117	320,794
Commercial Metals Co.	19,118	309,520
Deltic Timber Corp.	1,798	121,779
Ferro Corp. (a)	13,726	189,556
Ferroglobe PLC	10,979	99,140
Flotek Industries Inc. (a)	9,338	135,775
FutureFuel Corp.	4,237	47,793
GCP Applied Technologies Inc. (a)	11,961	338,736
Gold Resource Corp.	8,157	60,525
Greif Inc. Class A	4,272	211,848
Greif Inc. Class B	911	55,197
Handy & Harman Ltd. (a)	451	9,489
Hawkins Inc.	1,600	69,328
Haynes International Inc.	2,271	84,277
HB Fuller Co.	8,404	390,534
Headwaters Inc. (a)	12,382	209,503
Hecla Mining Co.	64,020	364,914
Ingevity Corp. (a)	7,175	330,768
Innophos Holdings Inc.	3,218	125,599
Innospec Inc.	4,005	243,544
Kaiser Aluminum Corp.	2,772	239,750
Kapstone Paper and Packaging Corp.	14,557	275,418
KMG Chemicals Inc.	1,445	40,937
Koppers Holdings Inc. (a)	3,330	107,159
Kraton Corp. (a)	4,901	171,731
Kronos Worldwide Inc.	3,556	29,479
Louisiana-Pacific Corp. (a)	24,146	454,669
LSB Industries Inc. (a)	3,573	30,656
Materion Corp.	3,270	100,422
Minerals Technologies Inc.	5,830	412,123
Multi Packaging Solutions International Ltd. (a)	3,506	50,521
Myers Industries Inc.	3,622	47,050
Neenah Paper Inc.	2,765	218,463
Olin Corp.	27,660	567,583
Olympic Steel Inc.	1,518	33,548
Omnova Solutions Inc. (a)	7,404	62,490
P. H. Glatfelter Co.	7,235	156,855
PolyOne Corp.	14,037	474,591
Quaker Chemical Corp.	2,146	227,326
Rayonier Advanced Materials Inc.	7,100	94,927
Real Industry Inc. (a)	4,496	27,516
Ryerson Holding Corp. (a)	2,354	26,577
Schnitzer Steel Industries Inc. Class A	4,289	89,640

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Schweitzer-Mauduit International Inc.	5,131	$197,851
Sensient Technologies Corp.	7,437	563,725
Stepan Co.	3,242	235,564
Stillwater Mining Co. (a)	20,667	276,111
Summit Materials Inc. Class A (a)	12,905	239,388
SunCoke Energy Inc.	10,560	84,691
TerraVia Holdings Inc. (a)	12,399	34,097
TimkenSteel Corp. (a)	6,359	66,452
Trecora Resources (a)	3,288	37,549
Tredegar Corp.	4,051	75,308
Trinseo SA	4,755	268,943
Tronox Ltd. Class A	11,177	104,728
UFP Technologies Inc. (a)	1,014	26,871
United States Lime & Minerals Inc.	328	21,648
US Concrete Inc. (a)	2,350	108,253
Valhi Inc.	5,193	11,944
Worthington Industries Inc.	7,565	363,347

		13,634,272

Real Estate (8.01%)
Acadia Realty Trust	13,162	476,991
Agree Realty Corp.	3,762	185,993
Alexander & Baldwin Inc.	7,556	290,302
Alexander’s Inc.	350	146,860
Altisource Portfolio Solutions SA (a)	1,941	62,888
American Assets Trust Inc.	6,446	279,627
Armada Hoffler Properties Inc.	6,183	82,852
Ashford Hospitality Prime Inc.	4,178	58,910
Ashford Hospitality Trust Inc.	12,864	75,765
AV Homes Inc. (a)	1,911	31,799
Bluerock Residential Growth REIT Inc.	3,057	39,741
CareTrust REIT Inc.	9,644	142,538
CatchMark Timber Trust Inc. Class A	6,295	73,589
CBL & Associates Properties Inc.	28,193	342,263
Cedar Realty Trust Inc.	13,688	98,554
Chatham Lodging Trust	6,242	120,158
Chesapeake Lodging Trust	9,862	225,840
City Office REIT Inc.	3,682	46,872
Colony Starwood Homes	10,911	313,146
Community Healthcare Trust Inc.	2,034	44,585
Consolidated-Tomoka Land Co.	725	37,113
CorEnergy Infrastructure Trust Inc.	2,026	59,423
Coresite Realty Corp.	5,612	415,512
Cousins Properties Inc.	35,026	365,671
DiamondRock Hospitality Co.	33,737	307,007
DuPont Fabros Technology Inc.	12,457	513,851
Easterly Government Properties Inc.	5,320	101,506
EastGroup Properties Inc.	5,269	387,588
Education Realty Trust Inc.	12,075	520,916
Farmland Partners Inc.	1,899	21,269
FelCor Lodging Trust Inc.	22,471	144,489
First Industrial Realty Trust Inc.	19,369	546,593
First Potomac Realty Trust	10,092	92,342
Forestar Group Inc. (a)	5,467	64,019
Four Corners Property Trust Inc.	6,602	140,821
Franklin Street Properties Corp.	17,692	222,919

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
FRP Holdings Inc. (a)	1,156	$35,917
Geo Group Inc., The	12,561	298,701
Getty Realty Corp.	4,390	105,053
Gladstone Commercial Corp.	3,787	70,552
Global Net Lease Inc.	29,212	238,370
Government Properties Income Trust	11,303	255,674
Gramercy Property Trust	70,329	677,972
Griffin Industrial Realty Inc.	166	5,261
Healthcare Realty Trust Inc.	18,698	636,854
Hersha Hospitality Trust	6,899	124,320
HFF Inc. Class A	5,925	164,063
Hudson Pacific Properties Inc.	15,552	511,194
Independence Realty Trust Inc.	6,643	59,787
InfraREIT Inc. (a)	6,661	120,831
Investors Real Estate Trust	19,774	117,655
Kennedy-Wilson Holdings Inc.	13,673	308,326
Kite Realty Group Trust	13,911	385,613
LaSalle Hotel Properties	17,884	426,891
Lexington Realty Trust	38,355	395,056
LTC Properties Inc.	6,341	329,669
Mack-Cali Realty Corp.	14,960	407,211
Marcus & Millichap Inc. (a)	2,391	62,525
Medical Properties Trust Inc.	39,539	583,991
Monmouth Real Estate Investment Corp. Class A	10,395	148,337
Monogram Residential Trust Inc.	28,601	304,315
National Health Investors Inc.	6,236	489,401
National Storage Affiliates Trust	6,037	126,415
New Senior Investment Group Inc.	12,767	147,331
New York REIT Inc.	28,231	258,314
NexPoint Residential Trust Inc.	2,909	57,191
NorthStar Realty Europe Corp.	10,237	112,095
One Liberty Properties Inc.	2,051	49,552
Parkway Properties Inc.	13,340	226,913
Pebblebrook Hotel Trust	11,870	315,742
Pennsylvania Real Estate Investment Trust	11,512	265,121
Physicians Realty Trust	22,607	486,955
Potlatch Corp.	6,875	267,369
Preferred Apartment Communities Inc. Class A	3,597	48,595
PS Business Parks Inc.	3,257	369,897
QTS Realty Trust Inc. Class A	7,737	408,900
RAIT Financial Trust	13,513	45,674
Ramco-Gershenson Properties Trust	13,448	252,016
RE/MAX Holdings Inc. Class A	2,915	127,619
Retail Opportunity Investments Corp.	17,819	391,305
Rexford Industrial Realty Inc.	11,180	255,910
RLJ Lodging Trust	20,436	429,769
RMR Group Inc., The Class A	1,154	43,783
Ryman Hospitality Properties Inc.	7,291	351,135
Sabra Health Care REIT Inc.	10,873	273,782
Saul Centers Inc.	1,657	110,356
Select Income REIT	10,709	288,072
Seritage Growth Properties Class A	4,244	215,086
Silver Bay Realty Trust Corp.	5,544	97,186

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
St. Joe Co., The (a)	8,390	$154,208
STAG Industrial Inc.	11,575	283,703
Stratus Properties Inc. (a)	965	23,546
Summit Hotel Properties Inc.	14,376	189,188
Sunstone Hotel Investors Inc.	36,295	464,213
Tejon Ranch Co. (a)	2,278	55,401
Terreno Realty Corp.	7,166	197,137
Tier REIT Inc.	8,391	129,557
Trinity Place Holdings Inc. (a)	3,513	34,357
UMH Properties Inc.	3,736	44,533
Universal Health Realty Income Trust	2,044	128,813
Urban Edge Properties	15,036	423,113
Urstadt Biddle Properties Inc. Class A	4,421	98,235
Washington Prime Group Inc.	31,133	385,427
Washington Real Estate Investment Trust	12,299	382,745
Whitestone REIT	4,316	59,906
Xenia Hotels & Resorts Inc.	17,188	260,914

		23,680,930

Telecommunication Services (0.73%)
ATN International Inc.	1,722	111,999
Boingo Wireless Inc. (a)	5,795	59,573
Cincinnati Bell Inc. (a)	35,218	143,689
Cogent Communications Holdings Inc.	6,890	253,621
Consolidated Communications Holdings Inc.	8,425	212,647
FairPoint Communications Inc. (a)	3,450	51,854
General Communication Inc. Class A (a)	4,859	66,811
Globalstar Inc. (a)	61,928	74,933
Hawaiian Telcom Holdco Inc. (a)	1,056	23,644
IDT Corp. Class B	2,681	46,220
Inteliquent Inc.	5,375	86,752
Intelsat SA (a)	4,698	12,732
Iridium Communications Inc. (a)	13,756	111,561
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	18,504
Lumos Networks Corp. (a)	3,249	45,486
NII Holdings Inc. (a)	8,729	29,068
Orbcomm Inc. (a)	10,651	109,173
pdvWireless Inc. (a)	1,646	37,693
Shenandoah Telecommunications Co.	7,657	208,347
Spok Holdings Inc.	3,410	60,766
Straight Path Communications Inc. Class B (a)	1,505	38,543
Vonage Holdings Corp. (a)	31,486	208,122
Windstream Holdings Inc.	15,836	159,152

		2,170,890

Utilities (3.73%)
ALLETE Inc.	8,290	494,250
American States Water Co.	6,055	242,503
Artesian Resources Corp. Class A	1,217	34,730
Atlantic Power Corp.	20,150	49,770

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Atlantica Yield PLC	9,865	$187,534
Avista Corp.	10,577	442,013
Black Hills Corp.	8,623	527,900
California Water Service Group	7,930	254,474
Chesapeake Utilities Corp.	2,462	150,330
Connecticut Water Service Inc.	1,926	95,780
Consolidated Water Co. Ltd. Ordinary Shares	2,504	29,096
Delta Natural Gas Company Inc.	1,031	24,589
Dynegy Inc. (a)	19,388	240,217
El Paso Electric Co.	6,803	318,176
Empire District Electric Co., The	7,291	248,915
Genie Energy Ltd. Class B (a)	1,922	11,340
Global Water Resources Inc.	1,267	10,149
Idacorp Inc.	8,420	659,118
MGE Energy Inc.	5,764	325,724
Middlesex Water Co.	2,585	91,095
New Jersey Resources Corp.	14,339	471,180
Northwest Natural Gas Co.	4,498	270,375
NorthWestern Corp.	8,140	468,294
NRG Yield Inc. Class A	5,895	96,206
NRG Yield Inc. Class C	10,861	184,203
ONE Gas Inc.	8,702	538,132
Ormat Technologies Inc.	6,546	316,892
Otter Tail Corp.	6,262	216,603
Pattern Energy Group Inc.	11,186	251,573
PNM Resources Inc.	13,205	432,068
Portland General Electric Co.	14,921	635,485
SJW Corp.	2,779	121,387
South Jersey Industries Inc.	13,389	395,645
Southwest Gas Corp.	7,801	544,978
Spark Energy Inc. Class A	813	23,683
Spire Inc.	7,346	468,234
Talen Energy Corp. (a)	14,466	200,354
TerraForm Global Inc. Class A	14,897	61,227
TerraForm Power Inc. Class A	14,783	205,632
Unitil Corp.	2,266	88,510
Vivint Solar Inc. (a)	3,395	10,728
WGL Holdings Inc.	8,430	528,561
York Water Co., The	2,058	61,040

		11,028,693

Total Common Stocks
(cost $234,033,860)		290,851,847

	Shares	Value
Short-term Investments (1.62%)
State Street Institutional U.S. Government Money Market Fund Premier Class	4,783,994	$4,783,994

Total Short-term Investments
(cost $ 4,783,994)		4,783,994

TOTAL INVESTMENTS (99.98%)
(cost $ 238,817,854)		295,635,841
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.02%)		44,761

NET ASSETS (100.00%)		$295,680,602

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2016, cash in the amount of $254,400 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	41	December 2016	$5,129,362	$5,118,030	$(11,332)

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (a) (98.49%)
Australia (7.27%)
AGL Energy Ltd.	15,297	$223,951
Alumina Ltd.	60,921	68,588
Amcor Ltd.	26,609	309,923
AMP Ltd.	68,009	276,482
APA Group	25,201	165,106
Aristocrat Leisure Ltd.	12,390	150,748
ASX Ltd.	4,386	162,494
Aurizon Holdings Ltd.	49,048	177,340
AusNet Services	36,202	45,630
Australia & New Zealand Banking Group Ltd.	65,281	1,390,586
Bank of Queensland Ltd.	8,650	75,761
Bendigo and Adelaide Bank Ltd.	9,875	81,901
BHP Billiton Ltd.	72,174	1,250,232
Boral Ltd.	18,123	94,275
Brambles Ltd.	34,696	319,811
Caltex Australia Ltd.	6,118	161,752
Challenger Ltd.	11,958	93,640
CIMIC Group Ltd.	2,409	53,353
Coca-Cola Amatil Ltd.	13,053	102,925
Cochlear Ltd.	1,225	132,781
Commonwealth Bank of Australia	38,510	2,147,441
Computershare Ltd.	11,101	88,048
Crown Resorts Ltd.	8,586	86,610
CSL Ltd.	10,425	857,253
Dexus Property Group	21,324	149,877
Domino’s Pizza Enterprises Ltd.	1,384	74,988
DUET Group	46,642	89,800
Flight Centre Travel Group Ltd.	1,134	31,746
Fortescue Metals Group Ltd.	35,894	137,387
Goodman Group	40,027	224,339
GPT Group	38,305	149,162
Harvey Norman Holdings Ltd.	13,901	55,645
Healthscope Ltd.	39,125	92,412
Incitec Pivot Ltd.	40,008	86,954
Insurance Australia Group Ltd.	55,173	232,360
James Hardie Industries PLC	9,491	148,594
LendLease Group	12,857	139,325
Macquarie Group Ltd.	6,969	440,751
Medibank Private Ltd.	64,241	122,378
Mirvac Group	86,117	148,465
National Australia Bank Ltd.	59,536	1,279,784
Newcrest Mining Ltd.	17,517	295,689
Oil Search Ltd.	30,677	168,954
Orica Ltd.	8,751	102,515
Origin Energy Ltd.	39,234	165,462
Platinum Asset Management Ltd.	5,385	20,838
Qantas Airways Ltd.	9,119	21,902
QBE Insurance Group Ltd.	31,214	223,352
Ramsay Health Care Ltd.	2,962	180,234
REA Group Ltd.	1,076	46,801
Rio Tinto Ltd.	9,588	381,415
Santos Ltd.	36,995	104,270
Scentre Group	119,795	432,482
Seek Ltd.	7,827	93,830
Sonic Healthcare Ltd.	8,775	148,596

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd.	123,270	$229,679
Stockland	53,807	197,064
Suncorp Group Ltd.	29,606	276,206
Sydney Airport	25,709	137,802
Tabcorp Holding Ltd.	18,751	71,804
Tatts Group Ltd.	34,276	96,335
Telstra Corp. Ltd.	95,465	380,630
TPG Telecom Ltd.	6,552	43,478
Transurban Group	44,914	392,517
Treasury Wine Estates Ltd.	16,551	140,463
Vicinity Centres	77,400	188,760
Vocus Communications Ltd.	11,345	54,409
Wesfarmers Ltd.	25,504	864,614
Westfield Corp.	45,582	341,071
Westpac Banking Corp.	74,943	1,705,115
Woodside Petroleum Ltd.	16,531	366,538
Woolworths Ltd.	28,240	505,602

		20,499,025

Austria (0.18%)
Andritz AG	1,628	88,591
Erste Group Bank AG	6,580	194,845
Immoeast AG Interim Shares (b) (c)	11,178	0
Immofinanz AG Interim Shares (b) (c)	9,273	0
OMV AG	3,584	103,191
Raiffeisen Bank International AG (b)	2,781	42,330
VoestAlpine AG	2,521	87,153

		516,110

Belgium (1.37%)
Ageas	4,626	169,142
Anheuser-Busch InBev SA/NV	18,125	2,383,578
Colruyt SA	1,633	90,690
Groupe Bruxelles Lambert SA	1,747	155,069
KBC Group NV (b)	5,577	325,562
Proximus SA	3,471	103,838
Solvay SA	1,708	197,910
Telenet Group Holding NV (b)	1,205	62,947
UCB SA	2,932	226,953
Umicore SA	2,218	139,266

		3,854,955

Denmark (1.75%)
A P Moller-Maersk A/S Class A	87	122,234
A P Moller-Maersk A/S Class B	142	208,867
Carlsberg A/S Class B	2,478	236,832
Chr. Hansen Holding A/S	2,161	128,720
Coloplast A/S Class B	2,733	212,549
Danske Bank A/S	16,219	474,501
DSV A/S	4,091	204,121
Genmab A/S (b)	1,284	219,760
ISS A/S	3,768	156,578
Novo Nordisk A/S Class B	43,082	1,795,601
Novozymes A/S B Shares	5,186	228,733
Pandora A/S	2,620	317,333

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
TDC A/S (b)	19,120	$112,605
Tryg A/S	2,530	50,835
Vestas Wind Systems A/S	5,042	416,487
William Demant Holding A/S (b)	2,670	54,488

		4,940,244

Finland (0.98%)
Elisa OYJ	3,022	111,371
Fortum OYJ	10,232	165,348
Kone Corp. OYJ Class B	7,593	385,474
Metso OYJ	2,533	73,919
Neste OYJ	2,871	122,465
Nokia OYJ	130,836	758,371
Nokian Renkaat OYJ	2,726	99,390
Orion OYJ Class B	2,451	96,627
Sampo OYJ A Shares	9,979	443,341
Stora Enso OYJ R Shares	12,578	111,733
UPM-Kymmene OYJ	12,228	258,189
Wartsila OYJ Class B	3,161	142,304

		2,768,532

France (9.59%)
Accor SA	3,981	157,963
Aeroports de Paris (ADP)	670	66,482
Air Liquide SA	8,820	945,826
Airbus Group SE	13,372	811,027
Alstom SA (b)	3,480	92,082
ArcelorMittal (b)	42,738	260,631
Arkema	1,522	140,910
AtoS	2,025	218,009
AXA SA	43,771	930,666
BNP Paribas SA	23,843	1,226,330
Bollore	20,243	70,470
Bouygues SA	4,634	153,679
Bureau Veritas SA	6,094	130,747
Capgemini SA	3,581	351,093
Carrefour SA	12,664	328,356
Casino Guichard Perrachon SA	1,331	64,785
Christian Dior SE	1,246	223,466
Cie Generale des Etablissements Michelin Class B	4,164	461,100
CNP Assurances	4,035	67,792
Compagnie de Saint-Gobain	10,649	460,782
Credit Agricole SA	23,821	234,968
Danone	13,343	990,755
Dassault Systemes SA	2,986	259,216
Edenred	4,918	114,922
Eiffage SA	1,292	100,407
Electricite de France	5,794	70,526
Engie	33,525	519,795
Essilor International SA	4,688	604,731
Eurazeo SA	976	56,621
Eutelsat Communications	3,625	75,028
Fonciere des Regions	716	66,719
Gecina SA	928	146,243
Groupe Eurotunnel SE	11,022	119,395

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	576	$234,496
ICADE	798	62,266
Iliad SA	620	130,161
Imerys SA	864	62,404
Ingenico Group	1,275	111,478
JC Decaux SA	1,551	50,151
Kering	1,723	347,672
Klepierre	4,698	215,652
Lagardere SCA	2,775	70,669
Legrand SA	6,078	358,292
L’Oreal SA	5,650	1,067,903
LVMH Moet Hennessy Louis Vuitton SE	6,276	1,070,126
Natixis SA	21,249	99,145
Orange	44,786	701,686
Pernod Ricard SA	4,791	567,418
Peugeot SA (b)	10,997	167,933
Publicis Groupe	4,334	327,944
Remy Cointreau SA	535	45,654
Renault SA	4,301	353,840
Rexel SA	6,337	97,072
Safran SA	7,060	507,770
Sanofi	26,517	2,019,293
Schneider Electric SE (Paris)	12,581	875,182
SCOR SE	3,600	111,953
SES	7,486	183,818
SFR Group SA	2,290	67,453
Societe BIC SA	636	94,032
Societe Generale	17,271	597,477
Sodexo	2,169	258,371
STMicroelectronics NV	14,634	119,601
Suez	6,744	111,446
Technip SA	2,313	142,190
Thales SA	2,226	204,972
Total SA	49,815	2,369,229
Unibail-Rodamco SE (Amsterdam)	2,199	592,922
Valeo SA	5,199	303,459
Veolia Environnement	9,693	223,342
Vinci SA	11,296	865,028
Vivendi	26,438	533,584
Wendel	683	79,705
Zodiac Aerospace	4,650	113,170

		27,037,481

Germany (8.38%)
Adidas AG	4,246	738,483
Allianz SE Reg.	10,355	1,538,857
Axel Springer SE	996	51,038
BASF SE	20,776	1,778,950
Bayer AG Reg.	18,616	1,869,608
Bayerische Motoren Werke (BMW) AG	7,429	625,486
Beiersdorf AG	2,283	215,499
Brenntag AG	3,582	195,752
Commerzbank AG	24,453	157,989
Continental AG	2,462	518,746
Covestro AG (d)	1,599	94,626

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Daimler AG Registered Shares	21,788	$1,536,655
Deutsche Bank AG Reg. (b)	31,215	406,832
Deutsche Boerse AG (b)	4,377	355,273
Deutsche Lufthansa AG Reg.	5,099	56,845
Deutsche Post AG	21,668	678,392
Deutsche Telekom AG	72,738	1,222,035
Deutsche Wohnen AG	7,705	280,370
E.ON SE	45,116	320,661
Evonik Industries AG	3,202	108,402
Fraport AG	916	50,133
Fresenius Medical Care AG & Co. KGaA	4,889	427,719
Fresenius SE & Co. KGaA	9,230	737,306
GEA Group AG	3,975	220,998
Hannover Rueck SE	1,339	143,534
HeidelbergCement AG	3,097	292,889
Henkel AG & Co. KGaA	2,387	278,405
Hochtief AG	469	66,188
Hugo Boss AG	1,539	85,192
Infineon Technologies AG	25,720	458,626
K+S AG Reg.	4,396	83,474
Lanxess AG	2,154	134,080
Linde AG	4,157	706,360
MAN AG	832	87,753
Merck KGaA	2,852	307,630
Metro AG	3,815	113,556
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,756	701,492
Osram Licht AG	2,093	122,956
ProSiebenSat.1 Media SE	5,053	216,648
QIAGEN NV (b)	4,693	129,401
RTL Group SA	864	71,777
RWE AG (b)	11,474	198,150
SAP SE	22,142	2,024,937
Siemens AG Reg.	17,250	2,022,738
Symrise AG	2,828	207,390
Telefonica Deutschland Holding AG	16,784	67,672
ThyssenKrupp AG	8,455	202,014
United Internet AG Reg.	2,893	128,122
Volkswagen AG	728	105,416
Vonovia SE	10,722	406,462
Zalando SE (b) (d)	1,865	77,922

		23,627,439

Hong Kong (3.47%)
AIA Group Ltd.	272,154	1,830,165
ASM Pacific Technology Ltd.	5,900	48,836
Bank of East Asia Ltd., The	26,825	109,483
BOC Hong Kong Holdings Ltd.	81,500	277,296
Cathay Pacific Airways Ltd.	29,000	40,540
Cheung Kong Infrastructure Holdings Ltd.	15,000	129,374
Cheung Kong Property Holdings Ltd.	61,659	453,555
CK Hutchison Holdings Ltd.	60,659	775,358
CLP Holdings Ltd.	36,783	380,964

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
First Pacific Company Ltd.	58,500	$41,786
Galaxy Entertainment Group Ltd.	51,000	193,939
Hang Lung Properties Ltd.	50,000	113,417
Hang Seng Bank Ltd.	17,674	317,271
Henderson Land Development Co. Ltd.	24,070	143,620
HK Electric Investments (d)	60,000	59,057
HKT Trust and HKT Ltd.	61,100	86,077
Hong Kong & China Gas Co. Ltd.	170,087	322,961
Hong Kong Exchanges & Clearing Ltd.	25,807	682,991
Hongkong Land Holdings Ltd.	26,500	188,807
Hysan Development Co. Ltd.	13,000	61,166
Jardine Matheson Holdings Ltd.	5,500	333,832
Kerry Properties Ltd.	14,000	45,994
Li & Fung Ltd.	132,000	68,014
Link REIT	50,000	369,104
Melco Crown Entertainment Ltd. ADR	4,291	69,128
MGM China Holdings Ltd.	23,600	41,267
MTR Corporation Ltd.	32,500	179,596
New World Development Company Ltd.	123,714	162,225
NWS Holdings Ltd.	36,327	60,877
PCCW Ltd.	101,000	62,207
Power Assets Holdings Ltd.	30,500	298,463
Sands China Ltd.	52,400	229,676
Shangri-La Asia Ltd.	26,960	29,632
Sino Land Co. Ltd.	72,600	129,397
SJM Holdings Ltd.	48,000	35,571
Sun Hung Kai Properties Ltd.	33,000	501,691
Swire Pacific Ltd. Class A	12,000	129,963
Swire Properties Ltd.	26,400	77,647
Techtronic Industries Company Ltd.	32,500	127,312
WH Group Ltd. (d)	135,000	109,113
Wharf Holdings Ltd., The	30,953	227,089
Wheelock and Co. Ltd.	18,000	106,916
Wynn Macau Ltd.	34,800	58,088
Yue Yuen Industrial Holdings Ltd.	18,500	76,458

		9,785,923

Ireland (0.46%)
Bank of Ireland (b)	622,939	130,239
CRH PLC (Dublin)	18,744	622,413
Kerry Group PLC Class A (Dublin)	3,483	290,089
Paddy Power Betfair PLC	1,839	207,947
Ryanair Holdings PLC	4,036	54,998

		1,305,686

Israel (0.70%)
Azrieli Group Ltd.	1,155	50,603
Bank Hapoalim B.M.	25,304	143,680
Bank Leumi Le-Israel (b)	33,941	129,174
Bezeq The Israeli Telecommunication Corporation Ltd.	50,694	95,648
Check Point Software Technologies Ltd. (b)	2,958	229,570
Israel Chemicals Ltd.	10,564	41,153

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Mizrahi Tefahot Bank Ltd.	2,895	$36,820
Mobileye NV (b)	3,955	168,364
NICE Ltd.	1,258	83,766
Taro Pharmaceutical Industries Ltd. (b)	339	37,463
Teva Pharmaceutical Industries Ltd.	20,622	957,167

		1,973,408

Italy (1.86%)
Assicurazioni Generali SpA	26,066	318,108
Atlantia SpA	9,223	234,242
CNH Industrial NV	21,818	156,227
Enel SpA	171,935	766,266
Eni SpA	57,493	828,490
EXOR SpA	2,361	95,600
Ferrari NV (Italy)	2,845	147,841
Fiat Chrysler Automobiles NV (Italy)	20,822	132,349
Intesa Sanpaolo	287,380	638,013
Intesa Sanpaolo RSP	21,892	45,930
Leonardo-Finmeccanica SpA (b)	9,416	106,727
Luxottica Group SpA	3,821	182,503
Mediobanca SpA	12,371	80,515
Poste Italiane SpA (d)	11,781	80,829
Prysmian SpA	4,250	111,288
Saipem SpA (b)	150,282	63,671
Snam SpA	55,255	306,381
Telecom Italia RNC SpA	135,587	92,042
Telecom Italia SpA (b)	228,305	189,699
Tenaris SA	10,928	155,650
Terna - Rete Elettrica Nationale SpA	34,262	176,605
UBI Banca - Unione di Banche Italiane SpA	20,407	47,033
UniCredit SpA	114,370	266,586
UnipolSai SpA	21,345	34,754

		5,257,349

Japan (23.72%)
ABC-Mart Inc.	600	40,859
ACOM Co. Ltd. (b)	10,300	48,560
Aeon Co. Ltd.	14,700	217,493
Aeon Credit Service Co. Ltd.	2,100	36,759
Aeon Mall Co. Ltd.	2,800	44,226
Air Water Inc.	3,000	56,651
Aisin Seiki Co. Ltd.	4,400	201,580
Ajinomoto Co. Inc.	12,000	267,557
Alfresa Holdings Corp.	4,000	84,697
All Nippon Airways Co. Ltd.	27,000	73,352
Alps Electric Co. Ltd.	4,000	96,551
Amada Holdings Co. Ltd.	7,900	82,178
Aozora Bank Ltd.	24,000	82,722
Asahi Glass Co. Ltd.	23,000	148,717
Asahi Group Holdings Ltd.	8,900	324,203
Asahi Kasei Corp.	29,000	231,106
ASICS Corp.	3,600	72,534
Astellas Pharma Inc.	47,200	737,219
Bandai Namco Holdings Inc.	4,700	143,858
Bank of Kyoto Ltd., The	8,000	58,559

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Benesse Holdings Inc.	1,700	$43,420
Bridgestone Corp.	14,600	537,919
Brother Industries Ltd.	5,600	98,457
CALBEE Inc.	1,600	60,621
Canon Inc.	24,000	696,776
Casio Computer Co. Ltd.	4,900	68,605
Central Japan Railway Co.	3,300	564,976
Chiba Bank Ltd., The	16,000	90,867
Chubu Electric Power Co. Inc.	14,800	215,347
Chugai Pharmaceutical Co. Ltd.	5,300	191,564
Chugoku Bank Ltd., The	4,000	48,793
Chugoku Electric Power Company Inc., The	6,500	81,733
Concordia Financial Group Ltd.	27,000	117,808
Credit Saison Co. Ltd.	3,200	53,127
Cyberdyne Inc. (b)	2,300	36,022
Dai Nippon Printing Co. Ltd.	13,000	127,525
Daicel Chemical Industries Ltd.	7,000	88,460
Dai-ichi Life Insurance Company Ltd.	24,100	330,640
Daiichi Sankyo Co. Ltd.	13,613	327,099
Daikin Industries Ltd.	5,400	503,905
Daito Trust Construction Co. Ltd.	1,600	255,903
Daiwa House Industry Co. Ltd.	12,800	351,292
Daiwa House REIT Investment Co.	31	90,876
Daiwa Securities Group Inc.	38,000	213,952
Denso Corp.	11,100	442,940
Dentsu Inc.	4,900	249,399
Don Quijote Holdings Co. Ltd.	2,800	102,719
East Japan Railway Co.	7,500	676,980
Eisai Co. Ltd.	5,800	362,752
Electric Power Development Co. Ltd.	3,280	78,833
FamilyMart UNY Holdings Co. Ltd.	1,900	126,837
Fanuc Corp.	4,400	743,228
Fast Retailing Co. Ltd.	1,200	386,429
Fuji Electric Co. Ltd.	13,000	59,746
Fuji Heavy Industries Ltd.	13,200	495,257
FUJIFILM Holdings Corp.	9,900	366,724
Fujitsu Ltd.	44,000	236,791
Fukuoka Financial Group Inc.	18,000	74,814
GungHo Online Entertainment Inc.	9,500	23,343
Hachijuni Bank Ltd., The	10,000	52,082
Hakuhodo DY Holdings Inc.	4,800	56,256
Hamamatsu Photonics KK	3,400	104,603
Hankyu Hanshin Holdings Inc.	5,200	179,290
Hikari Tsushin Inc.	400	37,144
Hino Motors Ltd.	6,000	64,105
Hirose Electric Co. Ltd.	700	92,038
Hiroshima Bank Ltd., The	11,000	45,628
Hisamitsu Pharmaceutical Co. Inc.	1,200	64,860
Hitachi Chemical Co. Ltd.	2,500	57,442
Hitachi Construction Machinery Co. Ltd.	2,400	47,859
Hitachi High-Technologies Corp.	1,900	76,059
Hitachi Ltd.	110,000	515,524
Hitachi Metals Ltd.	5,000	61,511
Hokuriku Electric Power Co.	4,100	49,963

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Honda Motor Co. Ltd.	36,700	$1,059,172
Hoshizaki Corp.	1,100	100,381
Hoya Corp.	9,300	374,119
Hulic Company Ltd.	5,900	60,282
Idemitsu Kosan Co. Ltd.	2,000	41,408
IHI Corp.	32,000	92,999
Iida Group Holdings Co. Ltd.	3,000	60,368
INPEX Corp.	20,700	188,214
Isetan Mitsukoshi Holdings Ltd.	7,880	77,589
Isuzu Motors Ltd.	14,000	164,795
Itochu Corp.	33,700	424,268
Iyo Bank Ltd., The	6,000	36,333
J. Front Retailing Co. Ltd.	5,700	74,635
Japan Airlines Co. Ltd.	2,900	85,247
Japan Airport Terminal Co. Ltd.	1,000	38,238
Japan Exchange Group Inc.	12,200	190,760
Japan Post Bank Co. Ltd.	9,300	110,510
Japan Post Holdings Co. Ltd.	10,300	129,484
Japan Prime Realty Investment Corp.	19	85,782
Japan Real Estate Investment Corp.	28	167,438
Japan Retail Fund Investment Corp.	57	140,583
Japan Tobacco Inc.	24,800	1,015,193
JFE Holdings Inc.	11,300	165,189
JGC Corp.	5,000	87,043
Joyo Bank Ltd., The (c)	14,000	58,289
JSR Corp.	3,900	61,298
JTEKT Corp.	5,100	76,602
JX Holdings Inc.	47,800	193,473
Kajima Corp.	20,000	139,957
Kakaku.com Inc.	3,100	56,134
Kamigumi Co. Ltd.	6,000	52,344
Kaneka Corp.	7,000	55,422
Kansai Electric Power Company Inc., The (b)	15,500	141,010
Kansai Paint Co. Ltd.	5,000	109,603
Kao Corp.	11,400	644,534
Kawasaki Heavy Industries Ltd.	34,000	105,340
KDDI Corp.	42,500	1,316,735
Keihan Holdings Co. Ltd.	11,000	76,935
Keikyu Corp.	10,000	104,345
Keio Corp.	12,000	104,937
Keisei Electric Railway Co. Ltd.	3,000	75,007
Keyence Corp.	964	706,312
Kikkoman Corp.	3,000	96,080
Kintetsu Group Holdings Co. Ltd.	41,000	172,076
Kirin Holdings Co. Ltd.	18,300	304,140
Kobe Steel Ltd. (b)	7,200	65,303
Koito Manufacturing Company Ltd.	2,600	126,541
Komatsu Ltd.	20,200	463,372
Konami Holdings Corp.	2,000	77,281
Konica Minolta Holdings Inc.	10,000	84,683
KOSE Corp.	700	71,678
Kubota Corp.	23,900	361,739
Kuraray Co. Ltd.	7,600	112,746
Kurita Water Industries Ltd.	2,400	57,027
Kyocera Corp.	7,100	341,178

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kyowa Hakko Kirin Co. Ltd.	5,900	$93,192
Kyushu Electric Power Co. Inc.	10,000	93,862
Kyushu Financial Group Inc.	6,100	41,562
Lawson Inc.	1,500	118,496
LIXIL Group Corp.	6,100	130,684
M3 Inc.	4,600	157,460
Mabuchi Motor Co. Ltd.	1,200	66,589
Makita Corp.	2,600	185,249
Marubeni Corp.	36,500	187,504
Marui Group Co. Ltd.	4,600	60,765
Maruichi Steel Tube Ltd.	1,100	38,036
Mazda Motor Corp.	12,300	188,704
McDonald’s Holdings Company (Japan) Ltd.	1,600	47,129
Medipal Holdings Corp.	4,100	71,070
MEIJI Holdings Company Ltd.	2,600	258,156
Minebea Co. Ltd.	7,000	66,203
Miraca Holdings Inc.	1,400	69,809
Mitsubishi Chemical Holdings Corp.	29,400	184,320
Mitsubishi Corp.	34,100	777,345
Mitsubishi Electric Corp.	43,000	551,118
Mitsubishi Estate Company Ltd.	28,000	525,464
Mitsubishi Gas Chemical Co. Inc.	4,500	64,427
Mitsubishi Heavy Industries Ltd.	72,000	301,184
Mitsubishi Logistics Corp.	3,000	43,388
Mitsubishi Materials Corp.	2,500	68,381
Mitsubishi Motors Corp.	14,400	67,266
Mitsubishi Tanabe Pharma Corp.	4,700	100,667
Mitsubishi UFJ Financial Group Inc.	288,460	1,461,362
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	53,232
Mitsui & Co. Ltd.	39,100	541,882
Mitsui Chemicals Inc.	20,000	95,135
Mitsui Fudosan Co. Ltd.	20,000	425,488
Mitsui OSK Lines Ltd.	25,000	58,135
mixi Inc.	800	28,985
Mizuho Financial Group Inc.	533,500	899,181
MS&AD Insurance Group Holdings Inc.	11,700	326,093
Murata Manufacturing Co. Ltd.	4,300	561,292
Nabtesco Corp.	2,400	67,993
Nagoya Railroad Co. Ltd.	20,000	108,833
NEC Corp.	56,000	144,437
Nexon Co. Ltd.	3,900	61,264
NGK Insulators Ltd.	6,000	124,683
NGK Spark Plug Co. Ltd.	4,000	70,681
NH Foods Ltd.	4,000	96,630
NHK Spring Co. Ltd.	4,100	39,746
Nidec Corp.	5,400	499,139
Nikon Corp.	7,900	117,981
Nintendo Co. Ltd.	2,600	696,156
Nippon Building Fund Inc.	32	202,747
Nippon Electric Glass Co. Ltd.	10,000	51,779
Nippon Express Co. Ltd.	20,000	93,500
Nippon Paint Co. Ltd.	3,400	113,774
Nippon Prologis REIT Inc.	35	88,524
Nippon Steel Corp.	18,200	373,471

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Telegraph & Telephone Corp.	15,600	$713,481
Nippon Yusen KK	38,000	71,149
Nissan Motor Co. Ltd.	55,500	544,392
Nisshin Seifun Group Inc.	4,400	67,067
Nissin Foods Holdings Co. Ltd.	1,400	85,091
Nitori Holdings Co. Ltd.	1,800	215,771
Nitto Denko Corp.	3,700	240,299
NOK Corp.	2,100	45,951
Nomura Holdings Inc.	81,300	364,349
Nomura Real Estate Holdings Inc.	3,100	52,400
Nomura Real Estate Master Fund Inc.	81	135,097
Nomura Research Institute Ltd.	2,700	93,188
NSK Ltd.	9,400	96,376
NTT Data Corp.	2,800	139,844
NTT DoCoMo Inc.	32,100	815,436
NTT Urban Development Corp.	2,900	28,017
Obayashi Corp.	14,000	138,863
OBIC Co. Ltd.	1,600	85,198
Odakyu Electric Railway Co. Ltd.	6,500	144,736
Oji Paper Co. Ltd.	17,000	67,380
Olympus Corp.	6,700	233,973
OMRON Corp.	4,600	165,577
Ono Pharmaceutical Co. Ltd.	9,500	265,244
Oracle Corp. Japan	900	50,848
Oriental Land Co. Ltd.	4,900	298,399
Orix Corp.	29,500	435,203
Osaka Gas Co. Ltd.	43,000	180,351
OTSUKA Corp.	1,200	56,996
Otsuka Holdings Co. Ltd.	8,600	392,011
Panasonic Corp.	49,100	491,076
Park24 Co. Ltd.	2,000	65,046
Pola Orbis Holdings Inc.	500	44,758
Rakuten Inc.	21,300	278,035
Recruit Holdings Co Ltd.	6,400	261,076
Resona Holdings Inc.	51,100	214,906
Ricoh Co. Ltd.	15,100	136,646
RINNAI Corp.	800	74,475
Rohm Co. Ltd.	2,200	115,963
Ryohin Keikaku Co. Ltd.	500	100,979
Sankyo Co. Ltd.	1,000	34,164
Santen Pharmaceutical Co. Ltd.	8,100	119,608
SBI Holdings Inc.	4,345	51,898
Secom Co. Ltd.	4,700	350,969
Sega Sammy Holdings Inc.	4,068	58,030
Seibu Holdings Inc.	3,900	64,382
Seiko Epson Corp.	5,800	111,681
Sekisui Chemical Co. Ltd.	10,000	143,822
Sekisui House Ltd.	13,700	233,402
Seven & I Holdings Co. Ltd.	16,940	800,843
Seven Bank Ltd.	14,000	44,840
Shikoku Electric Power Co. Inc.	3,900	38,567
Shimadzu Corp.	6,000	91,569
Shimamura Co. Ltd.	500	60,871
Shimano Inc.	1,700	252,490
Shimizu Corp.	12,000	107,250
Shin-Etsu Chemical Co. Ltd.	8,800	614,001

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shinsei Bank Ltd.	39,000	$59,141
Shionogi & Co. Ltd.	6,700	343,264
Shiseido Co. Ltd.	8,600	227,777
Shizuoka Bank Ltd., The	12,000	96,144
Showa Shell Sekiyu KK	4,300	39,973
SMC Corp.	1,300	375,353
Softbank Corp.	21,600	1,399,865
Sohgo Security Services Co. Ltd.	1,600	85,988
Sompo Japan Nipponkoa Holdings Inc.	8,000	237,099
Sony Corp.	28,800	954,161
Sony Financial Holdings Inc.	4,200	57,841
Stanley Electric Co. Ltd.	3,500	94,632
START TODAY Co. Ltd.	3,900	67,106
Sumitomo Chemical Co. Ltd.	33,000	146,632
Sumitomo Corp.	25,900	289,941
Sumitomo Dainippon Pharma Co. Ltd.	3,700	71,664
Sumitomo Electric Industries Ltd.	17,400	245,979
Sumitomo Heavy Industries Ltd.	12,000	59,292
Sumitomo Metal Mining Co. Ltd.	12,000	165,741
Sumitomo Mitsui Financial Group Inc.	30,300	1,023,522
Sumitomo Mitsui Trust Holdings Inc.	7,600	248,304
Sumitomo Realty & Development Co. Ltd.	8,000	207,366
Sumitomo Rubber Industries Ltd.	3,700	55,966
Sundrug Co. Ltd.	800	67,151
Suntory Beverage & Food Ltd.	3,300	142,687
Suruga Bank Ltd.	4,000	95,879
Suzuken Co. Ltd.	1,800	59,437
Suzuki Motor Corp.	8,300	278,009
Sysmex Corp.	3,500	259,677
T&D Holdings Inc.	13,200	148,911
Taiheiyo Cement Corp.	26,000	74,814
Taisei Corp.	24,000	180,054
Taisho Pharmaceutical Holdings Co. Ltd.	800	81,994
Taiyo Nippon Sanso Corp.	3,000	31,301
Takashimaya Co. Ltd.	6,000	49,266
Takeda Pharmaceutical Company Ltd.	16,000	766,874
TDK Corp.	2,900	194,297
Teijin Ltd.	4,600	89,240
Terumo Corp.	7,700	296,185
THK Co. Ltd.	2,400	47,209
Tobu Railway Co. Ltd.	22,000	112,069
Toho Co. Ltd.	2,700	89,687
Toho Gas Co. Ltd.	10,000	93,642
Tohoku Electric Power Co. Inc.	9,800	127,801
Tokio Marine Holdings Inc.	15,400	590,590
Tokyo Electric Power Company Holdings Inc. (b)	33,600	145,552
Tokyo Electron Ltd.	3,700	327,021
Tokyo Gas Co. Ltd.	46,000	204,655
Tokyo Tatemono Co. Ltd.	5,000	60,146
Tokyu Corp.	24,000	183,080
Tokyu Fudosan Holdings Corp.	11,900	64,714
TonenGeneral Sekiyu KK	7,000	70,986

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toppan Printing Co. Ltd.	12,000	$108,323
Toray Industries Inc.	33,000	321,403
Toshiba Corp. (b)	94,000	313,340
Toto Ltd.	3,000	113,421
Toyo Seikan Kaisha Ltd.	3,800	67,181
Toyo Suisan Kaisha Ltd.	2,000	84,846
Toyoda Gosei Co. Ltd.	1,600	37,200
Toyota Industries Corp.	3,700	171,741
Toyota Motor Corp.	60,200	3,491,988
Toyota Tsusho Corp.	4,800	111,551
Trend Micro Inc.	2,300	80,236
Tsuruha Holdings Inc.	800	92,480
Unicharm Corp.	8,700	225,744
United Urban Investment Corp.	64	116,412
USS Co. Ltd.	5,200	88,007
West Japan Railway Co.	3,800	235,730
Yahoo Japan Corp.	32,200	128,442
Yakult Honsha Co. Ltd.	2,000	90,393
Yamada Denki Co. Ltd.	16,100	79,857
Yamaguchi Financial Group Inc.	5,000	53,296
Yamaha Corp.	3,500	113,300
Yamaha Motor Co. Ltd.	6,000	121,220
Yamato Holdings Co. Ltd.	8,000	186,477
Yamazaki Baking Co. Ltd.	3,000	73,767
Yaskawa Electric Corp.	5,000	74,785
Yokogawa Electric Corp.	4,800	63,945
Yokohama Rubber Company Ltd., The	2,500	40,018

		66,873,344

Netherlands (3.31%)
ABN AMRO Group NV CVA (d)	5,299	109,563
Aegon NV	41,399	157,916
AerCap Holdings NV (b)	3,840	147,802
Akzo Nobel NV	5,706	385,953
Altice NV Class A (b)	8,870	158,857
Altice NV Class B (b)	2,010	36,125
ASML Holding NV	8,306	910,262
Coca-Cola European Partners PLC	4,879	194,282
Gemalto NV	1,814	116,221
Heineken Holding NV	2,199	176,174
Heineken NV	5,194	456,559
ING Groep NV	86,912	1,072,982
Koninklijke Ahold Delhaize NV	28,838	656,812
Koninklijke DSM NV	4,080	275,544
Koninklijke KPN NV	77,032	255,572
Koninklijke Philips NV	20,996	621,262
Koninklijke Vopak NV	1,674	87,796
NN Group NV	7,306	224,297
NXP Semiconductors NV (b)	6,632	676,530
OCI NV (b)	1,933	28,488
Randstad Holding NV	2,674	121,593
Reed Elsevier NV	22,346	399,698
Royal Boskalis Westminster NV	2,014	71,680
Unilever NV CVA	36,912	1,700,654
Wolters Kluwer - CVA	6,661	284,765

		9,327,387

	Shares	Value
Common Stocks (Cont.)
New Zealand (0.20%)
Auckland International Airport Ltd.	20,331	$108,970
Contact Energy Ltd.	16,795	61,643
Fletcher Building Ltd.	16,252	127,277
Mercury NZ Ltd.	15,055	33,387
Meridian Energy Ltd.	27,088	51,352
Ryman Healthcare Ltd.	9,616	67,500
Spark New Zealand Ltd.	43,136	113,487

		563,616

Norway (0.64%)
DnB NOR ASA	22,571	296,733
Gjensidige Forsikring ASA	4,480	83,791
Marine Harvest ASA	8,627	154,752
Norsk Hydro ASA	30,366	131,296
Orkla ASA	17,579	182,035
Schibsted ASA Class A	1,778	52,360
Schibsted ASA Class B	1,624	43,574
Statoil ASA	25,082	421,084
Telenor ASA	17,375	298,779
Yara International ASA	4,183	139,390

		1,803,794

Portugal (0.15%)
Energias de Portugal SA	54,555	183,087
Galp Energia SGPS SA	9,078	124,023
Jeronimo Martins SGPS SA	6,268	108,634

		415,744

Singapore (1.26%)
Ascendas Real Estate Investment Trust	48,762	90,282
CapitaLand Commercial Trust Ltd.	43,000	50,290
Capitaland Ltd.	58,892	139,030
CapitaLand Mall Trust	58,000	92,404
City Developments Ltd.	10,031	67,091
Comfortdelgro Corp. Ltd.	47,000	97,219
DBS Group Holdings Ltd.	39,967	453,499
Genting Singapore PLC	136,500	75,432
Global Logistic Properties Ltd.	60,100	82,899
Golden Agri-Resources Ltd.	166,702	43,587
Hutchison Port Holdings Trust	99,300	44,329
Jardine Cycle & Carriage Ltd.	2,083	65,795
Keppel Corp. Ltd.	33,202	132,145
Noble Group Ltd. (b)	217,308	24,486
Oversea-Chinese Banking Corporation Ltd.	68,935	439,333
Sembcorp Industries Ltd.	21,200	40,571
Sembcorp Marine Ltd.	21,200	20,440
Singapore Airlines Ltd.	11,400	88,073
Singapore Exchange Ltd.	19,000	103,635
Singapore Press Holdings Ltd.	36,030	100,980
Singapore Technologies Engineering Ltd.	36,381	86,536
Singapore Telecommunications Ltd.	177,850	520,192
StarHub Ltd.	15,000	37,876
Suntec Real Estate Investment Trust	53,000	66,832

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
United Overseas Bank Ltd.	29,333	$406,960
UOL Group Ltd.	10,797	44,629
Wilmar International Ltd.	44,000	104,464
Yangzijiang Shipbuilding Holdings Ltd.	48,000	26,553

		3,545,562

Spain (3.00%)
Abertis Infraestructuras SA	12,560	195,678
ACS Actividades de Construccion y Servicios SA	4,430	133,914
Aena SA (d)	1,551	228,943
Amadeus IT Group SA	9,931	495,685
Banco Bilbao Vizcaya Argentaria SA	146,370	885,620
Banco de Sabadell SA	118,931	152,366
Banco Popular Espanol SA	74,342	92,010
Banco Santander SA	325,283	1,443,067
Bankia SA	108,509	89,040
Bankinter SA	15,383	109,451
CaixaBank SA	61,023	154,206
Distribuidora Internacional de Alimentacion SA	14,395	89,140
Enagas SA	4,514	135,791
Endesa SA	7,349	157,560
Ferrovial SA	10,565	224,958
Gas Natural SDG SA	7,857	161,525
Grifols SA	7,092	152,870
Iberdrola SA	123,985	843,024
Industria de Diseno Textil SA	24,727	916,824
International Consolidated Airlines Group SA	18,956	98,354
Mapfre SA	24,761	69,277
Red Electrica Corporacion SA	9,788	211,191
Repsol SA	25,363	344,537
Telefonica SA	100,967	1,021,083
Zardoya Otis SA	4,093	39,380

		8,445,494

Sweden (2.78%)
Alfa Laval AB	6,264	98,206
Assa Abloy AB Class B	22,416	455,216
Atlas Copco AB Class A	15,402	463,670
Atlas Copco AB Class B	9,023	246,553
Boliden AB	6,475	152,193
Electrolux AB Series B	5,586	139,911
Getinge AB B Shares	4,571	88,615
Hennes & Mauritz AB (H&M) B Shares	21,399	604,000
Hexagon AB B Shares	5,817	254,038
Husqvarna AB B Shares	9,274	80,939
ICA Gruppen AB	1,730	57,148
Industrivarden AB C Shares	3,651	67,577
Investor AB B Shares	10,201	372,996
Kinnevik AB Class B	5,361	136,725
Lundin Petroleum AB (b)	4,059	74,296
Millicom International Cellular SA SDR	1,498	77,613
Nordea Bank AB	68,781	683,028

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Sandvik AB	24,742	$272,253
Securitas AB Class B	7,197	120,528
Skandinaviska Enskilda Banken AB Class A	33,969	341,437
Skanska AB Class B	7,668	179,145
SKF AB B Shares	9,025	155,856
Svenska Cellulosa AB Class B	13,326	395,527
Svenska Handelsbanken AB A Shares	33,447	459,764
Swedbank AB - A Shares	20,239	475,548
Swedish Match AB	4,229	155,169
Tele2 AB B Shares	7,142	61,650
Telefonaktiebolaget LM Ericsson B Shares	68,850	497,116
Telia Company AB	59,627	267,074
Volvo AB B Shares	34,395	392,718

		7,826,509

Switzerland (8.86%)
ABB Ltd. Reg.	44,366	999,919
Actelion Ltd. Reg.	2,277	395,137
Adecco Group AG Reg.	3,673	207,031
Aryzta AG	1,931	85,894
Baloise Holding AG Reg.	1,041	126,046
Barry Callebaut AG Reg.	52	69,205
Chocoladefabriken Lindt & Sprungli AG Reg.	3	204,777
Chocoladefabriken Lindt & Sprungli AG	22	127,230
Compagnie Financiere Richemont SA Reg.	11,816	720,629
Credit Suisse Group AG Reg.	41,950	551,333
Dufry AG Reg. (b)	1,033	129,508
Ems-Chemie Holding AG Reg	173	92,989
Galenica AG	83	88,264
Geberit AG Reg.	858	376,096
Givaudan SA Reg.	207	422,015
Julius Baer Group Ltd.	5,026	204,870
Kuehne & Nagel International AG Reg.	1,222	177,589
LafargeHolcim Ltd. Reg.	10,274	556,492
Lonza Group AG Reg.	1,219	233,315
Nestle SA Reg.	71,779	5,667,961
Novartis AG Reg.	50,344	3,973,163
Pargesa Holding SA	681	46,659
Partners Group Holding AG	392	198,052
Roche Holding AG	15,857	3,940,439
Schindler Holding AG	970	182,149
Schindler Holding AG Reg.	476	90,158
SGS SA Reg	121	271,134
Sika AG	47	228,989
Sonova Holding AG Reg.	1,260	178,663
Swatch Group AG Reg., The	1,093	60,857
Swatch Group AG, The	682	193,338
Swiss Life Holding AG Reg.	736	190,861
Swiss Prime Site AG Reg.	1,448	127,162
Swiss Re AG	7,524	679,556

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swisscom AG	571	$271,607
Syngenta AG Reg.	2,098	918,805
UBS Group AG	82,315	1,124,460
Zurich Insurance Group AG	3,386	873,229

		24,985,581

United Kingdom (18.56%)
3i Group PLC	21,674	182,742
Aberdeen Asset Management PLC	21,593	91,141
Admiral Group PLC	4,312	114,445
Aggreko PLC	5,866	72,319
Anglo American PLC (b)	30,616	381,806
Antofagasta PLC	8,948	60,613
Ashtead Group PLC	11,565	190,063
Associated British Foods PLC	7,935	267,368
AstraZeneca PLC	28,520	1,846,723
Auto Trader Group PLC (d)	22,573	118,666
Aviva PLC	92,143	525,768
Babcock International Group PLC	5,898	78,962
BAE Systems PLC	70,653	479,964
Barclays PLC	380,377	824,665
Barratt Developments PLC	22,784	145,864
Berkeley Group Holdings PLC, The	2,931	97,936
BHP Billiton PLC	47,871	719,910
BP PLC	416,835	2,429,621
British American Tobacco PLC	41,998	2,678,465
British Land Company PLC	22,701	185,942
BT Group PLC	190,272	957,319
Bunzl PLC	7,625	224,849
Burberry Group PLC	10,307	183,921
Capita PLC	15,168	131,396
Carnival PLC	4,273	208,477
Centrica PLC	115,202	340,625
Cobham PLC	40,197	87,449
Coca-Cola HBC AG CDI	3,830	88,977
Compass Group PLC	37,259	721,582
Croda International PLC	2,979	134,425
DCC PLC	1,997	181,441
Diageo PLC	56,771	1,626,124
Direct Line Insurance Group PLC	29,969	141,565
Dixons Carphone PLC	20,990	100,258
easyJet PLC	3,283	42,807
Experian PLC	21,978	439,076
Fresnillo PLC	4,520	106,058
G4S PLC	35,279	104,028
GKN PLC	38,488	159,706
GlaxoSmithKline PLC	109,846	2,339,558
Glencore PLC (b)	273,498	748,884
Hammerson PLC	18,272	139,064
Hargreaves Lansdown PLC	5,997	98,748
Hikma Pharmaceuticals PLC	3,239	84,608
HSBC Holdings PLC	442,026	3,322,605
ICAP PLC	12,316	74,171
IMI PLC	6,391	88,945
Imperial Brands PLC	21,678	1,115,780
Inmarsat PLC	10,040	91,527

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
InterContinental Hotels Group PLC	4,208	$173,433
Intertek Group PLC	3,712	167,574
Intu Properties PLC	20,570	78,863
Investec PLC	12,634	77,014
ITV PLC	81,824	198,482
J Sainsbury PLC	27,963	89,064
Johnson Matthey PLC	4,437	189,257
Kingfisher PLC	50,949	248,583
Land Securities Group PLC	18,231	249,833
Legal & General Group PLC	133,698	378,903
Lloyds Banking Group PLC	1,448,452	1,023,352
London Stock Exchange Group PLC	7,190	260,547
Marks & Spencer Group PLC	37,478	160,785
Mediclinic International PLC	8,340	100,010
Meggitt PLC	18,473	107,821
Merlin Entertainments PLC (d)	16,303	92,808
Mondi PLC	8,441	177,345
National Grid PLC	84,908	1,199,140
Next PLC	3,204	198,324
Old Mutual PLC	112,540	294,993
Pearson PLC	18,861	184,379
Persimmon PLC	6,954	163,506
Petrofac Ltd.	5,227	60,500
Provident Financial PLC	3,116	122,351
Prudential PLC	57,813	1,024,831
Randgold Resources Ltd.	2,005	200,949
Reckitt Benckiser Group PLC	14,451	1,360,487
Reed Elsevier PLC (London)	25,224	478,335
Rio Tinto PLC	28,006	930,813
Rolls-Royce Holdings PLC	40,859	381,202
Royal Bank of Scotland Group PLC (b)	77,132	178,566
Royal Dutch Shell PLC Class A	98,437	2,448,904
Royal Dutch Shell PLC Class B	84,533	2,191,575
Royal Mail PLC	20,294	128,778
RSA Insurance Group PLC	23,915	168,902
SABMiller PLC	21,888	1,274,964
Sage Group PLC, The	24,700	236,000
Schroders PLC	2,925	102,145
SEGRO PLC	15,713	92,315
Severn Trent PLC	5,419	175,835
Shire PLC	20,195	1,305,872
Sky PLC	23,289	269,922
Smith & Nephew PLC	20,131	324,680
Smiths Group PLC	9,113	172,986
SSE PLC	22,788	462,726
St. James’s Place PLC	11,984	147,104
Standard Chartered PLC (b)	73,213	595,789
Standard Life PLC	45,083	200,838
Tate & Lyle PLC	10,415	101,096
Taylor Wimpey PLC	74,910	149,414
Tesco PLC (b)	183,582	434,805
Travis Perkins PLC	5,610	111,895
TUI AG (United Kingdom)	10,564	150,114
Unilever PLC	28,962	1,370,484
United Utilities Group PLC	15,647	203,235
Vodafone Group PLC	600,108	1,721,063

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Weir Group PLC, The	4,892	$107,747
Whitbread PLC	4,175	211,891
William Hill PLC	18,561	73,223
William Morrison Supermarkets PLC	49,550	139,912
Wolseley PLC	5,777	324,913
Worldpay Group PLC (d)	31,569	121,043
WPP PLC	29,411	691,324

		52,340,500

Total Common Stocks
(cost $261,184,698)		277,693,683

Preferred Stocks (a) (0.53%)
Germany (0.53%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,238	91,370
Fuchs Petrolub SE, 0.00%	1,416	64,649
Henkel AG & Co. KGaA, 0.00%	3,970	540,321
Porsche Automobil Holding SE, 0.00%	3,312	169,418
Schaeffler AG, 0.00%	3,744	59,291
Volkswagen AG, 0.00%	4,183	551,036

		1,476,085

Total Preferred Stocks
(cost $893,432)		1,476,085

	Shares	Value
Short-term Investments (0.04%)
State Street Institutional U.S. Government Money Market Fund Premier Class	112,534	$112,534

Total Short-term Investments
(cost $ 112,534)		112,534

TOTAL INVESTMENTS (99.06%)
(cost $ 262,190,664)		279,282,302
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.94%)		2,662,339

NET ASSETS (100.00%)		$281,944,641

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2016, the value of these securities amounted to $1,092,570 or 0.39% of net assets.

(e)	At September 30, 2016, cash in the amount of $139,135 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR – Swedish Depositary Receipt

ADR – American Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$83,207,930	29.79
Japanese Yen	66,873,344	23.95
British Pound	52,340,500	18.74
Swiss Franc	24,985,581	8.95
Australian Dollar	20,499,025	7.34
Hong Kong Dollar	9,194,156	3.29
Swedish Krona	7,826,509	2.80
Danish Krone	4,940,244	1.77
Singapore Dollar	3,501,233	1.25
United States Dollar	2,008,359	0.72
Norwegian Krone	1,803,794	0.65
Israeli Shekel	1,538,011	0.55
New Zealand Dollar	563,616	0.20

Total Investments	$279,282,302	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$53,509,733	18.98
Industrials	39,209,023	13.91
Consumer Staples	35,718,310	12.67
Consumer Discretionary	34,219,516	12.14
Health Care	31,787,450	11.27
Materials	20,932,884	7.42
Information Technology	15,506,201	5.50
Energy	13,468,252	4.78
Telecommunication Services	13,461,370	4.78
Real Estate	11,111,766	3.94
Utilities	10,245,263	3.63

Total Stocks	279,169,768	99.02
Short-term Investments	112,534	0.04
Cash and Other Assets, Net of Liabilities	2,662,339	0.94

Net Assets	$281,944,641	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	December 2016	$303,305	$310,845	$7,540
Euro Stoxx 50 Index	24	December 2016	805,064	807,517	2,453
FTSE 100 Index	6	December 2016	522,607	534,473	11,866
Nikkei 225 Index	7	December 2016	582,330	565,793	(16,537)

Total					$5,322

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Value
Registered Investment Companies (99.86%)
State Farm Variable Product Trust Bond Fund (a)	3,456,671	$36,295,047
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,742,441	54,739,125

Total Registered Investment Companies
(cost $ 67,574,916)		91,034,172

TOTAL INVESTMENTS (99.86%)
(cost $ 67,574,916)		91,034,172
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.14%)		128,167

NET ASSETS (100.00%)		$91,162,339

(a)	As of September 30, 2016, investments in issuers considered to be affiliates of the Stock and Bond Balanced Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016
State Farm Variable Product Trust Bond Fund	3,477,327	71,277	91,933	3,456,671	$36,295,047
State Farm Variable Product Trust Large Cap Equity Index Fund	2,911,588	—	169,147	2,742,441	54,739,125

Total					$91,034,172

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (74.72%)
Aerospace/Defense (0.99%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,602,837

Agriculture, Foods, & Beverage (5.21%)
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,016,817
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,062,845
Mondelez International Inc.
2.250%, 02/01/2019	500,000	508,594
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,106,608
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,046,649
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,018,950
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,023,422
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,049,105
Mondelez International Inc.
4.000%, 02/01/2024	500,000	548,404

		8,381,394

Automotive (2.21%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	1,016,808
2.750%, 05/17/2021	1,000,000	1,044,029
Daimler Finance NA LLC (a)
2.000%, 07/06/2021	500,000	500,834
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	996,092

		3,557,763

Banks (3.18%)
Wachovia Corp.
5.750%, 06/15/2017	500,000	514,741
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,018,693
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	518,390
Toronto-Dominion Bank, The
1.800%, 07/13/2021	500,000	498,128
U.S. Bancorp
3.700%, 01/30/2024	500,000	546,034
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	535,070
Wells Fargo & Co.
3.000%, 02/19/2025	500,000	507,751
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	987,633

		5,126,440

Chemicals (4.20%)
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	521,010

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	$500,000	$540,295
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,032,194
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	1,038,926
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,022,251
Praxair Inc.
2.700%, 02/21/2023	500,000	517,548
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	512,214
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	1,045,006
Praxair Inc.
3.200%, 01/30/2026	500,000	535,184

		6,764,628

Commercial Service/Supply (1.30%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,037,672
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	1,054,496

		2,092,168

Computer Software & Services (1.61%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	515,668
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	528,572
Automatic Data Processing Inc.
3.375%, 09/15/2025	500,000	545,732
Oracle Corp.
2.650%, 07/15/2026	500,000	500,091
Microsoft Corp.
2.400%, 08/08/2026	500,000	500,423

		2,590,486

Computers (1.32%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,043,571
3.450%, 02/19/2026	1,000,000	1,081,364

		2,124,935

Consumer & Marketing (2.94%)
Estee Lauder Companies Inc., The
5.550%, 05/15/2017	1,000,000	1,027,464
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	520,494
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,111,036

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Procter & Gamble Co., The
2.300%, 02/06/2022	$1,000,000	$1,031,832
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,038,861

		4,729,687

Electronic/Electrical Manufacturing (0.96%)
Emerson Electric Co.
5.125%, 12/01/2016	500,000	503,162
2.625%, 02/15/2023	1,000,000	1,039,308

		1,542,470

Financial Services (3.00%)
JPMorgan Chase & Co.
2.200%, 10/22/2019	500,000	507,840
4.350%, 08/15/2021	1,000,000	1,098,041
General Electric Capital Corp.
3.100%, 01/09/2023	287,000	304,900
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	521,371
3.625%, 05/13/2024	500,000	531,750
GE Capital International Funding Co.
3.373%, 11/15/2025	744,000	805,021
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,056,331

		4,825,254

Health Care (8.53%)
Wyeth
5.450%, 04/01/2017	500,000	510,486
Amgen Inc.
5.850%, 06/01/2017	500,000	514,800
Johnson & Johnson
5.550%, 08/15/2017	500,000	520,366
AstraZeneca PLC
5.900%, 09/15/2017	500,000	521,786
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,069,007
Pfizer Inc.
2.100%, 05/15/2019	500,000	510,466
Amgen Inc.
2.200%, 05/22/2019	500,000	509,288
Gilead Sciences Inc.
2.550%, 09/01/2020	500,000	516,451
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,099,039
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,099,481
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,046,932
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	1,065,137
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,094,287

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc.
3.400%, 05/15/2024	$500,000	$545,350
Amgen Inc.
3.625%, 05/22/2024	500,000	535,762
Bayer U.S. Finance LLC (a)
3.375%, 10/08/2024	500,000	516,252
Gilead Sciences Inc.
3.650%, 03/01/2026	500,000	538,161
Roche Holdings Inc. (a)
2.625%, 05/15/2026	1,000,000	1,026,999
Baxter International Inc.
2.600%, 08/15/2026	500,000	494,226

		13,734,276

Machinery & Manufacturing (7.39%)
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,017,036
Honeywell International Inc.
5.300%, 03/15/2017	500,000	510,040
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	511,738
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,035,978
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	521,374
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	508,334
Danaher Corp.
2.400%, 09/15/2020	500,000	514,414
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	521,331
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,049,936
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,037,822
Covidien International
3.200%, 06/15/2022	1,000,000	1,061,807
3M Co.
2.000%, 06/26/2022	500,000	507,882
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,023,860
John Deere Capital Corp.
3.400%, 09/11/2025	500,000	543,002
Thermo Fisher Scientific Inc.
3.650%, 12/15/2025	500,000	528,182
Bemis Company Inc.
3.100%, 09/15/2026	1,000,000	1,007,303

		11,900,039

Media & Broadcasting (2.58%)
Time Warner Inc.
2.100%, 06/01/2019	500,000	507,501
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,064,701

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Time Warner Inc.
3.550%, 06/01/2024	$500,000	$531,188
Thomson Reuters Corp.
3.850%, 09/29/2024	500,000	530,677
Walt Disney Co., The
3.150%, 09/17/2025	500,000	541,454
1.850%, 07/30/2026	500,000	477,248
S&P Global Inc. (a)
2.950%, 01/22/2027	500,000	502,660

		4,155,429

Mining & Metals (1.95%)
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,012,590
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	509,951
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	543,247
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	539,512
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	530,296

		3,135,596

Oil & Gas (5.89%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	500,600
Shell International Finance
5.200%, 03/22/2017	500,000	510,184
Canadian Natural Resources
5.700%, 05/15/2017	500,000	511,687
EOG Resources Inc.
5.875%, 09/15/2017	500,000	520,441
Husky Energy Inc.
6.200%, 09/15/2017	500,000	521,665
ConocoPhillips
5.200%, 05/15/2018	500,000	528,343
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,026,142
Shell International Finance
2.375%, 08/21/2022	500,000	508,250
EOG Resources Inc.
2.625%, 03/15/2023	500,000	499,138
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,070,271
Devon Energy Corp.
5.850%, 12/15/2025	1,000,000	1,125,379
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,156,883

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Woodside Finance Ltd. (a)
3.700%, 09/15/2026	$1,000,000	$1,005,207

		9,484,190

Retailers (5.54%)
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	500,453
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,018,892
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,021,909
5.800%, 02/15/2018	500,000	532,958
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,018,003
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,113,980
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	525,352
Walgreen Co.
3.100%, 09/15/2022	500,000	520,862
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	1,041,260
3.350%, 09/15/2025	500,000	541,918
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,078,028

		8,913,615

Telecom & Telecom Equipment (2.63%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,099,612
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	1,027,273
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,103,807
AT&T Inc.
3.400%, 05/15/2025	500,000	513,704
Verizon Communications Inc.
2.625%, 08/15/2026	500,000	490,735

		4,235,131

Transportation (2.30%)
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,578,156
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,093,111
Canadian National Railway Co.
2.750%, 03/01/2026	1,000,000	1,038,819

		3,710,086

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (10.99%)
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	$500,000	$500,000
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,007,018
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,029,422
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,026,936
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	516,793
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,029,002
Union Electric Co.
6.400%, 06/15/2017	500,000	517,974
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	519,125
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	522,596
Florida Power Corp.
5.800%, 09/15/2017	500,000	521,182
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	521,176
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	532,152
Florida Power Corp.
5.650%, 06/15/2018	500,000	536,807
Pacificorp
5.650%, 07/15/2018	500,000	538,602
Appalachian Power Co.
4.600%, 03/30/2021	500,000	546,256
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,094,768
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	522,564
Northern States Power Co.
2.150%, 08/15/2022	500,000	507,480
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	1,026,719
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	1,045,823
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	1,017,683
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,019,037
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,082,687
Commonwealth Edison Co.
2.550%, 06/15/2026	500,000	506,450

		17,688,252

Total Corporate Bonds
(cost $114,921,341)		120,294,676

	Principal amount	Value
U.S. Treasury Obligations (23.62%)
U.S. Treasury Notes
3.250%, 03/31/2017	$8,000,000	$8,108,112
3.500%, 02/15/2018	10,000,000	10,376,170
2.750%, 02/15/2019	7,500,000	7,839,840
3.625%, 02/15/2020	6,000,000	6,525,000
2.000%, 02/15/2025	5,000,000	5,177,735

Total U.S. Treasury Obligations
(cost $36,787,646)		38,026,857

	Shares	Value
Short-term Investments (1.07%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,725,173	$1,725,173

Total Short-term Investments
(cost $1,725,173)		1,725,173

TOTAL INVESTMENTS (99.41%)
(cost $153,434,160)		160,046,706
OTHER ASSETS, NET OF LIABILITIES (0.59%)		946,277

NET ASSETS (100.00%)		$160,992,983

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of these securities amounted to $3,551,952 or 2.21% of net assets.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

	Principal amount	Value
Short-term Investments (100.12%)
Government Agency Securities (a) (54.46%)
Federal Home Loan Bank
0.370%, 10/07/2016	$1,360,000	$1,359,916
0.100%, 10/12/2016	1,650,000	1,649,950
0.300%, 10/14/2016	1,276,000	1,275,862
0.350%, 10/18/2016	3,900,000	3,899,355
0.205%, 10/28/2016	2,000,000	1,999,693
0.295%, 11/14/2016	1,700,000	1,699,387
0.255%, 11/16/2016	2,505,000	2,504,184
0.265%, 11/23/2016	2,000,000	1,999,220

		16,387,567

	Shares	Value
Registered Investment Companies (3.71%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,117,149	$1,117,149

	Principal amount	Value
U.S. Government Obligations (41.95%)
U.S. Treasury Bill
0.251%, 10/06/2016	$1,885,000	$1,884,934
0.230%, 10/20/2016	1,500,000	1,499,818
0.231%, 10/27/2016	1,500,000	1,499,750
0.268%, 11/10/2016	1,350,000	1,349,599
0.146%, 12/01/2016	1,000,000	999,753
0.335%, 12/08/2016	1,745,000	1,743,897
0.400%, 01/26/2017	3,650,000	3,645,730

		12,623,481

Total Short-term Investments
(cost $ 30,128,197)		30,128,197

TOTAL INVESTMENTS (100.12%)
(cost $ 30,128,197)		30,128,197
LIABILITIES, NET OF OTHER ASSETS (-0.12%)		(37,485)

NET ASSETS (100.00%)		$30,090,712

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services - Investment Companies.” Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.
Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2016:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$64,268,896	$—	$—	$64,268,896
Short-term Investments	1,310,833	—	—	1,310,833
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	61,199,114	—	—	61,199,114
Short-term Investments	1,866,828	—	—	1,866,828
International Equity Fund					—	—	—	—
Common Stocks (a)	—	43,232,665	—	43,232,665
Preferred Stocks (a)	—	497,690	—	497,690
Short-term Investments	1,168,881	—	—	1,168,881
Large Cap Index Fund					(28,683)	—	—	(28,683)
Common Stocks (a)	611,325,675	—	—	611,325,675
Short-term Investments	3,932,519	—	—	3,932,519
Small Cap Index Fund					(11,332)	—	—	(11,332)
Common Stocks (a)	290,547,273	277,939	26,635	290,851,847
Short-term Investments	4,783,994	—	—	4,783,994
International Index Fund					5,322	—	—	5,322
Common Stocks (a)	—	277,693,683	0	277,693,683
Preferred Stocks (a)	—	1,476,085	—	1,476,085
Short-term Investments	112,534	—	—	112,534
Balanced Fund					—	—	—	—
Registered Investment Companies	91,034,172	—	—	91,034,172
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	120,294,676	—	120,294,676
U.S. Treasury Obligations	—	38,026,857	—	38,026,857
Short-term Investments	1,725,173	—	—	1,725,173
Money Market Fund					—	—	—	—
Short-term Investments	1,117,149	29,011,048	—	30,128,197

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2015, a security in the Small Cap Index Fund was valued at last traded price. On September 30, 2016, the same security halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $252,049 of common stock was transferred from Level 1 to Level 2 in Small Cap Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2016 as compared to December 31, 2015.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2015	$3,079
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	15,425
Purchases	—
Issuances	—
Sales	—
Transfers in	8,131
Transfers out	—

Balance as of September 30, 2016	$26,635

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2015 or for the period ended September 30, 2016. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2015, or for the period ended September 30, 2016.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of September 30, 2016, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of September 30, 2016, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$58,026,380	$9,368,493	$(1,815,144)	$7,553,349
Small/Mid Cap Equity Fund	59,384,977	6,611,161	(2,930,196)	3,680,965
International Equity Fund	40,593,769	6,102,160	(1,796,693)	4,305,467
Large Cap Index Fund	429,105,215	243,640,343	(57,487,364)	186,152,979
Small Cap Index Fund	238,917,811	90,798,762	(34,080,732)	56,718,030
International Index Fund	264,139,750	87,027,041	(71,884,489)	15,142,552
Balanced Fund	67,574,916	23,459,256	—	23,459,256
Bond Fund	153,434,160	6,664,084	(51,538)	6,612,546
Money Market Fund	30,128,197	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 18, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	November 18, 2016